UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	5/31/2015

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
May 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--12.5%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.0%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-2, Cl. A3	0.65	12/8/17	254,366		254,270
Casinos--.0%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	108,000	a	109,579
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	92,000	a	93,398
					202,977
Commercial Mortgage Pass-Through Ctfs.--.1%
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2	2.68	11/15/44	150,000		152,754
WFRBS Commerical Mortgage Trust,
Ser. 2013-C13, Cl. A4	3.00	5/15/45	540,000		553,811
					706,565
Consumer Discretionary--.4%
21st Century Fox America,
Gtd. Notes	6.15	3/1/37	265,000		320,584
Amazon.com,
Sr. Unscd. Notes	2.50	11/29/22	435,000		424,316
Comcast,
Gtd. Notes	3.13	7/15/22	720,000		729,791
eBay,
Sr. Unscd. Notes	2.88	8/1/21	325,000		325,463
Time Warner,
Gtd. Notes	4.00	1/15/22	470,000		494,750
					2,294,904
Consumer Staples--.3%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	2.50	7/15/22	425,000		416,367
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	149,000		144,686
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	375,000		417,292
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	385,000	a	416,901
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	260,000		258,035
					1,653,281
Energy--.3%
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	255,000		281,380
Continental Resources,
Gtd. Notes	3.80	6/1/24	175,000		163,716
Enterprise Products Operating,
Gtd. Notes	2.55	10/15/19	200,000		202,688
Petrobras Global Finance,
Gtd. Notes	5.38	1/27/21	325,000		317,850
Petrobras International Finance,
Gtd. Notes	6.13	10/6/16	185,000		191,540
Southwestern Energy,
Sr. Unscd. Notes	4.95	1/23/25	195,000		202,920

Spectra Energy Partners,
Sr. Unscd. Notes	3.50	3/15/25	195,000		192,655
					1,552,749
Financial--2.3%
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	500,000		554,330
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	545,000		554,165
Bank of America,
Sub. Notes	3.95	4/21/25	525,000		521,300
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	420,000		467,691
Boston Properties,
Sr. Unscd. Notes	4.13	5/15/21	360,000		391,753
Citigroup,
Sr. Unscd. Notes	2.50	9/26/18	465,000		473,657
Citigroup,
Sr. Unscd. Bonds	2.50	7/29/19	195,000		196,850
Citizens Financial Group,
Sub. Notes	4.15	9/28/22	445,000	a	461,572
Fidelity National Information
Services, Gtd. Notes	3.88	6/5/24	465,000		473,957
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	390,000		400,182
General Electric Capital,
Gtd. Cap. Secs., Ser. C	5.25	6/29/49	270,000	b	285,188
General Electric Capital,
Sub. Notes	5.30	2/11/21	495,000		569,919
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	495,000		609,811
HSBC Finance,
Sub. Notes	6.68	1/15/21	582,000		685,739
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	425,000		422,604
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	345,000		415,824
Morgan Stanley,
Sub. Notes	4.88	11/1/22	735,000		794,381
NYSE Holdings,
Gtd. Notes	2.00	10/5/17	460,000		465,867
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	95,000		96,137
Rabobank Nederland,
Gtd. Notes	4.50	1/11/21	530,000		587,898
Royal Bank of Canada,
Sr. Unscd. Notes	1.25	6/16/17	520,000		522,266
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	450,000		519,345
Societe Generale,
Sub. Notes	4.25	4/14/25	325,000	a	314,374
Toyota Motor Credit,
Sr. Unscd. Notes	1.13	5/16/17	350,000		351,533
Wachovia,
Sub. Notes	5.63	10/15/16	340,000		361,224
					11,497,567
Foreign/Governmental--.2%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	315,000		337,995

Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	460,000		484,725
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	330,000		363,008
					1,185,728
Health Care--.2%
Abbvie,
Sr. Unscd. Notes	1.80	5/14/18	300,000		300,582
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	485,000		558,373
					858,955
Industrial--.3%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	650,000		655,332
American Airlines,
Bonds	3.38	11/1/28	350,000		347,375
Burlington North Santa Fe.,
Sr. Unscd. Debs.	3.45	9/15/21	430,000		452,888
					1,455,595
Information Technology--.6%
Adobe Systems,
Sr. Unscd. Notes	3.25	2/1/25	305,000		307,051
Alibaba Group Holding,
Gtd. Notes	3.13	11/28/21	200,000	a	200,593
Arrow Electronics,
Sr. Unscd. Notes	3.50	4/1/22	350,000		349,151
Intel,
Sr. Unscd. Notes	2.70	12/15/22	730,000		728,180
Microsoft,
Sr. Unscd. Notes	3.75	2/12/45	440,000		406,109
Oracle,
Sr. Unscd. Notes	2.50	5/15/22	300,000		296,219
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	320,000		358,810
Seagate HDD Cayman,
Gtd. Bonds	4.75	1/1/25	190,000	a	194,970
					2,841,083
Materials--.1%
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	460,000		475,101
Municipal Bonds--1.1%
California Earthquake Authority,
Revenue	2.81	7/1/19	350,000		359,027
Chicago,
GO	7.78	1/1/35	340,000		357,241
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	750,000		762,945
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	210,000		232,554
Metropolitan Transportation
Authority, Special Obligation
Taxable Bonds	3.02	7/1/24	600,000		609,006
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.10	6/15/16	475,000		474,041
New York City
GO (Build America Bonds)	6.25	6/1/35	345,000		396,684

New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	530,000		610,343
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/20	405,000		470,667
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	180,000		214,096
University of California Regents,
Limited Project Revenue	4.13	5/15/45	340,000		330,830
University of California Regents,
Medical Center Pooled Revenue
(Build America Bonds)	5.44	5/15/23	135,000		158,961
Washington
GO (Various Purpose)	5.00	7/1/31	375,000		436,748
					5,413,143
Telecommunication Services--.3%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	525,000		565,771
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	575,000		640,096
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	535,000		598,513
					1,804,380
U.S. Government Agencies/Mortgage-Backed--3.6%
Federal Home Loan Mortgage Corp
3.00%, 9/1/27 - 11/1/28			1,106,011	c	1,155,836
3.50%, 12/1/28 - 6/1/43			1,070,974	c	1,119,274
4.00%, 6/1/26 - 4/1/44			1,374,483	c	1,477,494
4.50%, 12/1/40			1,151,891	c	1,268,599
5.00%, 7/1/40			372,168	c	416,092
Federal National Mortgage Association
2.50%, 7/1/28			1,410,280	c	1,448,262
3.00%, 9/1/32 - 5/1/43			468,052	c	475,544
3.31%, 4/1/41			168,401	b,c	179,931
3.50%, 9/1/26 - 8/1/44			2,303,810	c	2,421,560
4.00%, 8/1/27 - 8/1/44			1,594,786	c	1,706,015
4.50%, 6/1/23 - 8/1/44			1,117,922	c	1,213,675
5.00%, 12/1/21 - 11/1/43			1,130,796	c	1,262,116
5.50%, 4/1/36 - 1/1/39			846,766	c	962,067
6.00%, 4/1/33 - 9/1/34			207,220	c	238,666
Series 2014-28, Cl. ND
3.00%, 3/25/40			435,671	c	450,223
Government National Mortgage Association II:
3.00%, 1/20/44 - 4/20/45			1,502,767		1,544,410
4.00%, 12/20/44			410,662		437,621
4.50%, 9/20/44			311,803		337,968
					18,115,353
U.S. Government Securities--2.6%
U.S. Treasury Bonds:
2.50%, 2/15/45			1,100,000		1,019,907
3.13%, 8/15/44			230,000		242,093
U.S. Treasury Inflation Protected:
Notes, 0.13%, 1/15/23			649,326	d	646,637
Notes, 0.63%, 7/15/21			623,102	d	648,805

Notes, 1.38%, 1/15/20			507,538	d	546,159
U.S. Treasury Notes:
0.63%, 8/31/17			335,000		334,450
0.63%, 9/30/17			1,770,000		1,765,713
0.75%, 1/15/17			1,110,000		1,114,422
0.75%, 10/31/17			2,085,000		2,084,837
0.88%, 12/31/16			340,000		342,152
0.88%, 1/31/17			210,000		211,230
0.88%, 5/15/17			2,480,000		2,493,950
2.63%, 1/31/18			1,505,000		1,576,018
					13,026,373
Utilities--.1%
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	280,000		284,365
Total Bonds and Notes
(cost $62,336,038)					63,622,389

Common Stocks--18.9%			Shares		Value ($)
Consumer Discretionary--2.1%
Bed Bath & Beyond			11,615	e	828,382
Comcast, Cl. A			15,850		926,591
Dollar General			3,990		289,634
Home Depot			11,085		1,235,091
Las Vegas Sands			9,815		498,896
Lowe's			17,085		1,195,608
Royal Caribbean Cruises			11,885		903,022
Target			2,105		166,969
Time Warner			11,585		978,701
Twenty-First Century Fox, Cl. A			29,415		988,344
Walt Disney			17,190		1,897,260
Wyndham Worldwide			10,315		875,847
					10,784,345
Consumer Staples--2.1%
Altria Group			25,350		1,297,920
Archer-Daniels-Midland			18,695		988,031
Bunge			8,085		748,348
CVS Health			15,045		1,540,307
Estee Lauder, Cl. A			6,550		572,667
Kroger			12,750		928,200
Monster Beverage			6,160	e	784,045
PepsiCo			15,130		1,458,986
Pilgrim's Pride			14,235		364,131
Procter & Gamble			8,210		643,582
Wal-Mart Stores			16,635		1,235,481
					10,561,698
Energy--1.7%
Cameron International			16,215	e	832,316
Chevron			4,400		453,200
EOG Resources			5,780		512,628
Exxon Mobil			29,530		2,515,956
Marathon Petroleum			10,315		1,067,190
National Oilwell Varco			12,880		633,567
Phillips 66			1,925		152,306
Schlumberger			6,405		581,382
Tesoro			11,165		988,103
Valero Energy			15,180		899,263
					8,635,911
Exchange-Traded Funds--.1%

SPDR S&P 500 ETF Trust	1,380		291,373
Financial--2.8%
Affiliated Managers Group	3,880	e	867,801
American Express	1,940		154,657
Bank of America	92,830		1,531,695
Berkshire Hathaway, Cl. B	11,255	e	1,609,465
Citigroup	5,110		276,349
Franklin Resources	13,665		695,685
Host Hotels & Resorts	41,870	f	834,050
JPMorgan Chase & Co.	21,002		1,381,512
Moody's	2,160		233,496
Navient	7,765		149,632
Post Properties	3,330	f	189,177
Prologis	19,025	f	753,200
Prudential Financial	3,750		317,288
Public Storage	4,215	f	815,771
Simon Property Group	990	f	179,586
T. Rowe Price Group	10,120		816,583
Taubman Centers	9,445	f	699,213
Travelers	8,590		868,621
Waddell & Reed Financial, Cl. A	9,515		454,627
Wells Fargo & Co.	23,255		1,301,350
Weyerhaeuser	5,465	f	177,940
			14,307,698
Health Care--3.2%
Abbott Laboratories	11,595		563,517
AbbVie	19,605		1,305,497
Amgen	9,110		1,423,529
Anthem	7,035		1,180,825
Biogen	875	e	347,366
Boston Scientific	57,445	e	1,049,520
C.R. Bard	4,175		711,086
Celgene	1,250	e	143,050
Cigna	3,770		530,929
DENTSPLY International	3,725		193,830
Edwards Lifesciences	5,765	e	753,601
Eli Lilly & Co.	2,365		186,598
Gilead Sciences	15,160		1,702,013
Johnson & Johnson	19,770		1,979,768
Merck & Co.	20,535		1,250,376
Mettler-Toledo International	2,155	e	699,685
Pfizer	55,895		1,942,351
Teleflex	3,275		421,623
			16,385,164
Industrial--1.7%
3M	4,070		647,456
Caterpillar	9,135		779,398
Delta Air Lines	8,700		373,404
Emerson Electric	2,580		155,600
General Dynamics	6,795		952,387
General Electric	15,450		421,321
Honeywell International	2,580		268,836
Illinois Tool Works	2,755		258,502
Lincoln Electric Holdings	2,760		185,500
Old Dominion Freight Line	10,265	e	698,123
Rockwell Automation	3,050		374,814
Southwest Airlines	23,675		877,159
Spirit Aerosystems Holdings, Cl. A	13,565	e	740,513

Textron	16,185		731,886
Union Pacific	10,765		1,086,296
			8,551,195
Information Technology--3.7%
Accenture, Cl. A	11,170		1,072,767
Apple	35,450		4,618,426
Corning	40,545		848,201
DST Systems	1,735		205,424
Electronic Arts	14,490	e	909,320
Facebook, Cl. A	17,585	e	1,392,556
Google, Cl. A	1,910	e	1,041,561
Google, Cl. C	1,920	e	1,021,651
Hewlett-Packard	29,520		985,968
IHS, Cl. A	1,175	e	144,995
Intel	12,960		446,602
International Business Machines	7,490		1,270,678
Intuit	3,820		397,853
Micron Technology	31,765	e	887,196
Microsoft	23,630		1,107,302
VeriSign	12,370	e	781,660
Visa, Cl. A	22,560		1,549,421
			18,681,581
Materials--.7%
Alcoa	53,995		674,937
Celanese, Ser. A	13,075		900,214
Dow Chemical	7,265		378,289
LyondellBasell Industries, Cl. A	10,825		1,094,408
Timken	7,430		290,513
			3,338,361
Telecommunication Services--.4%
CenturyLink	20,145		669,620
Verizon Communications	32,340		1,598,890
			2,268,510
Utilities--.4%
Entergy	10,405		795,670
NextEra Energy	9,210		942,551
Public Service Enterprise Group	9,675		412,445
			2,150,666
Total Common Stocks
(cost $78,631,699)			95,956,502

Other Investment--68.5%
Registered Investment Companies:
ASG Global Alternatives Fund, Cl.
Y	1,258,601		14,750,801
ASG Managed Futures Strategy Fund,
Cl. Y	1,019,354		11,488,125
BNY Mellon Corporate Bond Fund,
Cl. M	988,734	g	12,734,890
BNY Mellon Emerging Markets Fund,
Cl. M	2,837,703	g	27,752,733
BNY Mellon Focused Equity
Opportunities Fund, Cl. M	2,448,877	g	39,573,850
BNY Mellon Income Stock Fund, Cl.
M	1,549,693	g	14,365,659
BNY Mellon Intermediate Bond Fund,
Cl. M	1,843,181	g	23,389,968
BNY Mellon International Fund, Cl.

M	1,927,128	g	24,146,916
BNY Mellon Mid Cap Multi-Strategy
Fund, Cl. M	2,321,789	g	36,475,308
BNY Mellon Short-Term U.S.
Government Securities Fund,
Cl. M	351,830	g	4,179,739
BNY Mellon Small/Mid Cap Fund, Cl.
M	634,239	g	8,644,680
Dreyfus Dynamic Total Return Fund,
Cl. Y	486,666	e,g	8,151,656
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. Y	427,212	g	5,109,456
Dreyfus Floating Rate Income Fund,
Cl. Y	786,115	g	9,834,304
Dreyfus Global Real Estate
Securities Fund, Cl. Y	834,081	g	7,665,206
Dreyfus High Yield Fund, Cl. I	2,047,724	g	13,453,545
Dreyfus Institutional Preferred
Plus Money Market Fund	3,985,856	h	3,985,856
Dreyfus International Small Cap
Fund, Cl. Y	1,116,254	e,g	15,672,201
Dreyfus Research Growth Fund, Cl.
Y	547,936	g	8,087,537
Dreyfus Select Managers Small Cap
Growth Fund, Cl. Y	652,154	g	16,453,855
Dreyfus Select Managers Small Cap
Value Fund, Cl. Y	596,208	g	13,861,825
Dreyfus U.S. Equity Fund, Cl. Y	127,621	g	2,549,867
Dreyfus/Newton International
Equity Fund, Cl. Y	587,027	g	12,016,439
Global Stock Fund, Cl. Y	385,616	g	7,534,944
TCW Emerging Markets Income Fund,
Cl. I	858,716		6,843,966
Total Other Investment
(cost $305,333,786)			348,723,326
Total Investments (cost $446,301,523)	99.9%		508,302,217
Cash and Receivables (Net)	.1%		517,434
Net Assets	100.0%		508,819,651

ETF--Exchange-Traded Fund
GO--General Obligation

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities were valued at $1,791,387 or .4% of net assets.
b Variable rate security--interest rate subject to periodic change.
c The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e Non-income producing security.
f Investment in real estate investment trust.
g Investment in affiliated mutual fund.
h Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $62,000,694 of which $64,982,899 related to appreciated investment securities and $2,982,205 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	37.1
Mutual Funds: Foreign	23.9
Common Stocks	18.8
Mutual Funds: Alternative	6.7
U.S. Government Agencies/Mortgage-Backed	3.6
Corporate Bonds	4.9
U.S. Government Securities	2.6
Municipal Bonds	1.1
Money Market Investment	.8
Foreign/Governmental	.2
Commercial Mortgage-Backed	.1
Exchange-Traded Funds	.1
Asset-Backed	.0
99.9

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	254,270	-	254,270
Commercial Mortgage-Backed	-	706,565	-	706,565
Corporate Bonds+	-	24,920,957	-	24,920,957
Equity Securities - Domestic Common Stocks+	95,665,129	-	-	95,665,129
Exchange-Traded Funds	291,373	-	-	291,373
Foreign Government	-	1,185,728	-	1,185,728
Municipal Bonds+	-	5,413,143	-	5,413,143
Mutual Funds	348,723,326	-	-	348,723,326
U.S. Government Agencies/Mortgage-Backed	-	18,115,353	-	18,115,353
U.S. Treasury	-	13,026,373	-	13,026,373

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the fund's Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally within Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
May 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.4%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.5%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-2, Cl. A3	0.65	12/8/17	4,856,688		4,854,855
Casinos--.2%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	716,000	a	726,468
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.35	10/1/15	388,000	a	391,143
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	855,000	a	867,996
					1,985,607
Commercial Mortgage Pass-Through Ctfs.--1.1%
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	730,000		771,418
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2	2.68	11/15/44	1,325,000		1,349,326
WFRBS Commerical Mortgage Trust,
Ser. 2013-C13, Cl. A4	3.00	5/15/45	9,045,000		9,276,339
					11,397,083
Consumer Discretionary--4.1%
21st Century Fox America,
Gtd. Notes	6.15	3/1/37	5,054,000		6,114,076
Amazon.com,
Sr. Unscd. Notes	2.50	11/29/22	6,675,000		6,511,049
American Airlines,
Pass Through Certificates,
Ser. 2015-1, Cl. A	3.38	11/1/28	5,450,000		5,409,125
Comcast,
Gtd. Notes	3.13	7/15/22	11,887,000		12,048,639
eBay,
Sr. Unscd. Notes	2.88	8/1/21	5,245,000		5,252,479
Time Warner,
Gtd. Notes	4.00	1/15/22	7,570,000		7,968,636
					43,304,004
Consumer Staples--2.5%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	2.50	7/15/22	6,160,000		6,034,866
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	2,022,000		1,963,461
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	7,040,000		7,833,964
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	5,610,000	a	6,074,850
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	4,225,000		4,193,067
					26,100,208
Energy--2.4%
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	4,640,000		5,120,013
Continental Resources,
Gtd. Notes	3.80	6/1/24	2,820,000		2,638,172
Enterprise Products Operating,
Gtd. Notes	2.55	10/15/19	3,235,000		3,278,482
Petrobras Global Finance,
Gtd. Notes	5.38	1/27/21	5,355,000		5,237,190
Petrobras Global Finance,

Gtd. Notes	6.13	10/6/16	2,765,000		2,862,743
Southwestern Energy,
Sr. Unscd. Notes	4.95	1/23/25	3,175,000		3,303,946
Spectra Energy Partners,
Sr. Unscd. Notes	3.50	3/15/25	3,145,000		3,107,175
					25,547,721
Financial--18.6%
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	8,300,000		9,201,878
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	9,330,000		9,486,903
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/25	9,170,000		9,105,370
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	7,860,000		8,752,503
Boston Properties,
Sr. Unscd. Notes	4.13	5/15/21	7,185,000		7,818,739
Citigroup,
Sr. Unscd. Notes	2.50	9/26/18	7,075,000		7,206,722
Citigroup,
Sr. Unscd. Bonds	2.50	7/29/19	3,095,000		3,124,356
Citizens Financial Group,
Sub. Notes	4.15	9/28/22	8,555,000	a	8,873,588
Fidelity National Information
Services, Gtd. Notes	3.88	6/5/24	7,445,000		7,588,413
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	6,225,000		6,387,516
General Electric Capital,
Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	4,930,000	b	5,207,312
General Electric Capital,
Gtd. Notes	5.30	2/11/21	8,285,000		9,538,951
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	8,270,000		10,188,160
HSBC Finance,
Sub. Notes	6.68	1/15/21	10,510,000		12,383,355
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	5,770,000		5,737,469
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	6,865,000		8,274,288
Morgan Stanley,
Sub. Notes	4.88	11/1/22	11,490,000		12,418,289
NYSE Holdings,
Gtd. Notes	2.00	10/5/17	7,340,000		7,433,622
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	2,110,000		2,135,248
Rabobank Nederland,
Gtd. Notes	4.50	1/11/21	8,060,000		8,940,490
Royal Bank of Canada,
Sr. Unscd. Bonds	1.25	6/16/17	8,385,000		8,421,542
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	8,782,000		10,135,297
Societe Generale,
Sub. Notes	4.25	4/14/25	5,285,000	a	5,112,207
Toyota Motor Credit,
Sr. Unscd. Notes	1.13	5/16/17	5,615,000		5,639,599
Wachovia,
Sub. Notes	5.63	10/15/16	5,545,000		5,891,141
					195,002,958
Foreign/Governmental--2.0%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	5,975,000		6,411,175
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	7,535,000		7,940,006

Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,500,000		7,150,149
					21,501,330
Health Care--1.4%
AbbVie,
Sr. Unscd. Notes	1.80	5/14/18	5,025,000		5,034,754
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	7,955,000		9,158,472
					14,193,226
Industrial--1.7%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	11,060,000		11,150,725
Burlington North Santa Fe.,
Sr. Unscd. Debs.	3.45	9/15/21	6,415,000		6,756,451
					17,907,176
Information Technology--4.3%
Adobe Systems,
Sr. Unscd. Notes	3.25	2/1/25	4,895,000		4,927,909
Alibaba Group Holding,
Gtd. Notes	3.13	11/28/21	3,100,000	a	3,109,185
Arrow Electronics,
Sr. Unscd. Notes	3.50	4/1/22	5,620,000		5,606,366
Intel,
Sr. Unscd. Notes	2.70	12/15/22	10,900,000		10,872,826
Microsoft,
Sr. Unscd. Notes	3.75	2/12/45	7,035,000		6,493,122
Oracle,
Sr. Unscd. Notes	2.50	5/15/22	4,990,000		4,927,116
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	5,420,000		6,077,348
Seagate HDD Cayman,
Gtd. Bonds	4.75	1/1/25	3,135,000	a	3,217,002
					45,230,874
Materials--.7%
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	7,075,000		7,307,258
Municipal Bonds--8.8%
California Earthquake Authority,
Revenue	2.81	7/1/19	5,700,000		5,847,003
Chicago,
GO	7.78	1/1/35	6,460,000		6,787,587
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	14,000,000		14,241,640
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	3,985,000		4,412,989
Metropolitan Transportation
Authority, Special Obligation
Taxable Bonds	3.02	7/1/24	9,700,000		9,845,597
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.10	6/15/16	7,425,000		7,410,001
New York City,
GO (Build America Bonds)	6.25	6/1/35	5,470,000		6,289,461
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	8,440,000		9,719,420
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/20	6,600,000		7,670,124

Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	3,550,000		4,222,441
University of California Regents,
Limited Project Revenue	4.13	5/15/45	5,530,000		5,380,856
University of California Regents,
Medical Center Pooled Revenue
(Build America Bonds)	5.44	5/15/23	2,715,000		3,196,885
Washington,
GO (Various Purpose)	5.00	7/1/31	6,125,000		7,133,542
					92,157,546
Telecommunications--2.7%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	7,980,000		8,599,719
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	9,395,000		10,458,617
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	8,490,000		9,497,899
					28,556,235
U.S. Government Agencies--.2%
Federal Home Loan Mortgage Corp.,
Notes	3.00	9/1/27	1,844,388	c	1,900,913
U.S. Government Agencies/Mortgage-Backed--28.4%
Federal Home Loan Mortgage Corp.:
3.00%, 7/1/28 - 11/1/28			16,915,097	c	17,705,156
3.50%, 12/1/28 - 6/1/43			17,264,457	c	18,042,984
4.00%, 6/1/26 - 4/1/44			22,618,588	c	24,312,882
4.50%, 12/1/40			18,347,099	c	20,206,009
5.00%, 12/1/39 - 7/1/40			9,824,702	c	10,990,185
Federal National Mortgage Association:
2.50%, 3/1/28 - 7/1/28			22,598,814	c	23,207,447
3.00%, 5/1/43			7,628,812	c	7,750,925
3.31%, 4/1/41			3,850,698	b,c	4,114,352
3.50%, 9/1/26 - 8/1/44			37,973,283	c	39,919,006
4.00%, 8/1/27 - 8/1/44			26,253,218	c	28,085,719
4.50%, 3/1/23 - 8/1/44			18,150,349	c	19,659,030
5.00%, 12/1/21 - 11/1/43			12,068,281	c	13,418,912
5.50%, 3/1/38 - 1/1/39			11,215,525	c	12,748,428
6.00%, 4/1/33 - 9/1/34			1,728,286	c	1,990,382
REMIC, Ser. 2014-28, Cl. ND,
3.00%, 3/25/40			6,721,783	c	6,946,304
REMIC, Ser. 2011-8, Cl. PV,
4.00%, 1/25/30			3,777,000	c	4,038,374
Government National Mortgage Association I;
5.00%, 11/15/34 - 3/15/36			5,943,228		6,683,416
Government National Mortgage Association II:
3.00%, 1/20/44 - 4/20/45			24,521,023		25,200,267
4.00%, 12/20/44			6,583,839		7,016,049
4.50%, 9/20/44			5,136,749		5,567,809
					297,603,636
U.S. Government Securities--18.3%
U.S. Treasury Bonds:
2.50%, 2/15/45			9,935,000		9,211,613
3.13%, 8/15/44			7,465,000		7,857,495
U.S. Treasury Inflation Protected Securities:
Notes, 0.13%, 1/15/23			12,334,773	e	12,283,695
Notes, 0.63%, 7/15/21			8,815,993	e	9,179,652
Notes, 1.38%, 1/15/20			10,918,156	d,e	11,748,963
U.S. Treasury Notes:
0.63%, 9/30/17			33,500,000		33,418,863
0.75%, 1/15/17			4,500,000		4,517,928
0.75%, 10/31/17			39,495,000		39,491,919
0.88%, 5/15/17			30,250,000		30,420,156
1.25%, 4/30/19			3,050,000		3,055,243

2.63%, 1/31/18			28,950,000	30,316,093
				191,501,620
Utilities--.5%
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	5,130,000	5,209,972
Total Bonds and Notes
(cost $1,008,042,241)				1,031,262,222

Other Investment--1.4%			Shares	Value ($
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $14,274,339)			14,274,339 [f]	14,274,339
Total Investments (cost $1,022,316,580)			99.8%	1,045,536,561
Cash and Receivables (Net)			.2%	1,880,666
Net Assets			100.0%	1,047,417,227

GO -- General Obligation
REMIC -- Real Estate Mortgage Investment Conduit

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities were valued at $28,372,439 or 2.7% of net assets.
b Variable rate security--interest rate subject to periodic change.
c The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d Security, or portion thereof, on loan. At May 31, 2015, the value of the fund's securities on loan was $35,236 and the value of the collateral held by the fund was $35,922, consisting of U.S. Government and Agency securities.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $23,219,981 of which $28,629,837 related to appreciated investment securities and $5,409,856 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	39.1
U.S. Government Agencies/Mortgage-Backed	28.6
U.S. Government Securities	18.3
Municipal Bonds	8.8
Foreign/Governmental	2.0
Money Market Investment	1.4
Commercial Mortgage-Backed	1.1
Asset-Backed	.5
99.8

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	4,854,855	-	4,854,855
Commercial Mortgage-Backed	-	11,397,083	-	11,397,083
Corporate Bonds+	-	410,345,239	-	410,345,239
Foreign Government	-	21,501,330	-	21,501,330
Municipal Bonds+	-	92,157,546	-	92,157,546
Mutual Funds	14,274,339	-	-	14,274,339
U.S. Government Agencies/Mortgage-Backed	-	299,504,549	-	299,504,549
U.S. Treasury	-	191,501,620	-	191,501,620

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Funds Trust-BNY Mellon Corporate Bond Fund
May 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--96.8%	Rate (%)	Date	Amount ($)		Value ($)
Automobiles & Components--3.7%
BorgWarner,
Sr. Unscd. Notes	3.38	3/15/25	3,000,000		3,031,305
Ford Motor Credit,
Sr. Unscd. Notes	4.25	2/3/17	5,500,000		5,765,342
Harley-Davidson Financial
Services, Gtd. Notes	2.15	2/26/20	5,000,000	a	5,012,260
Kia Motors,
Sr. Unscd. Notes	3.63	6/14/16	8,800,000	a	9,006,492
Nissan Motor Acceptance,
Sr. Unscd. Notes	0.97	9/26/16	3,000,000	a,b	3,016,578
Volkswagen Group of America
Finance, Gtd. Notes	2.13	5/23/19	5,000,000	a	5,036,295
					30,868,272
Banks--11.6%
BAC Capital Trust XIV,
Gtd. Notes	4.00	9/29/49	3,000,000	b	2,411,250
Bank of America,
Sub. Notes	4.20	8/26/24	5,000,000		5,089,155
Bank of America,
Sub. Notes	5.49	3/15/19	2,000,000		2,213,050
Barclays Bank,
Sub. Notes	6.05	12/4/17	6,500,000	a	7,103,135
BBVA Bancomer SA Texas,
Sr. Unscd. Notes	4.38	4/10/24	4,000,000	a	4,158,800
BPCE,
Gtd. Notes	4.00	4/15/24	5,000,000		5,205,385
Citigroup,
Sub. Notes	3.50	5/15/23	5,000,000		4,978,715
Citigroup,
Sub. Notes	4.05	7/30/22	2,500,000		2,611,000
Citizens Financial Group,
Sub. Notes	4.15	9/28/22	6,000,000	a	6,223,440
Credit Suisse Group Funding Guernsey
Gtd. Notes	3.75	3/26/25	7,000,000	a	6,922,216
Credit Suisse New York,
Sr. Unscd. Notes	3.00	10/29/21	2,000,000		2,015,174
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	4,000,000		4,466,100
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	1,250,000		1,242,952
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,000,000		7,565,537
Rabobank Nederland,
Sr. Unscd. Notes	1.70	3/19/18	5,210,000		5,251,644
Royal Bank of Scotland Group,

Sub Notes	5.13	5/28/24	5,000,000		5,151,765
Santander Issuances,
Gtd. Notes	5.91	6/20/16	5,750,000	a	5,971,036
Societe Generale,
Gtd. Notes	2.75	10/12/17	4,000,000		4,111,280
Societe Generale,
Sub. Notes	4.25	4/14/25	5,750,000	a	5,562,004
Wells Fargo Bank,
Sub. Notes	6.00	11/15/17	1,944,000		2,155,976
Westpac Banking,
Sub. Notes	4.63	6/1/18	4,750,000		5,106,459
					95,516,073
Capital Goods--.9%
CRH America,
Gtd. Notes	3.88	5/18/25	3,000,000	a	3,043,341
Pentair Finance,
Gtd. Notes	2.65	12/1/19	4,500,000		4,490,743
					7,534,084
Commercial & Professional Services--2.6%
ERAC USA Finance,
Gtd. Notes	1.40	4/15/16	2,000,000	a	2,005,996
Lender Processing Services,
Gtd. Notes	5.75	4/15/23	1,556,000		1,657,140
Moody's,
Sr. Unscd. Notes	2.75	7/15/19	2,000,000		2,034,144
Moody's,
Sr. Unscd. Notes	4.50	9/1/22	5,000,000		5,402,230
Total System Services,
Sr. Unscd. Notes	2.38	6/1/18	6,500,000		6,535,223
Waste Management,
Gtd. Notes	4.75	6/30/20	3,853,000		4,301,848
					21,936,581
Consumer Durables & Apparel--2.3%
D.R. Horton,
Gtd. Notes	4.00	2/15/20	5,000,000		5,050,000
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	7,000,000		7,145,383
NVR,
Sr. Unscd. Notes	3.95	9/15/22	6,775,000		7,018,439
					19,213,822
Diversified Financials--8.1%
AerCap Aviation Solutions,
Gtd. Notes	6.38	5/30/17	6,840,000		7,301,700
Apollo Management Holdings,
Gtd. Notes	4.00	5/30/24	7,000,000	a	7,147,798
Bear Stearns,
Sub. Notes	5.55	1/22/17	4,800,000		5,114,294
Blackstone Holdings Finance,
Gtd. Notes	4.75	2/15/23	3,000,000	a	3,300,642
Blackstone Holdings Finance,
Gtd. Notes	6.63	8/15/19	2,000,000	a	2,352,736
Carlyle Holdings Finance,

Gtd. Notes	3.88	2/1/23	5,921,000	a	6,088,351
General Electric Capital,
Gtd. Cap. Secs., Ser. C	5.25	6/29/49	6,250,000	b	6,601,562
HSBC Finance,
Sub. Notes	6.68	1/15/21	6,000,000		7,069,470
Jefferies Group,
Sr. Unscd. Notes	6.88	4/15/21	2,000,000		2,312,700
Nomura Holdings,
Sr. Unscd. Bonds	2.00	9/13/16	4,107,000		4,145,207
NYSE Holdings,
Gtd. Notes	2.00	10/5/17	4,500,000		4,557,397
Stifel Financial,
Sr. Unscd. Bonds	4.25	7/18/24	7,000,000		7,054,159
Synchrony Financial,
Sr. Unscd. Notes	3.75	8/15/21	3,500,000		3,592,403
					66,638,419
Energy--5.0%
Continental Resources,
Gtd. Notes	5.00	9/15/22	4,550,000		4,544,313
Energy Transfer Partners,
Sr. Unscd. Notes	4.65	6/1/21	2,500,000		2,644,655
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	2,000,000		1,985,340
EQT Midstream Partners,
Gtd. Notes	4.00	8/1/24	5,000,000		4,862,520
Petrobras Global Finance,
Gtd. Notes	5.38	1/27/21	7,500,000		7,335,000
Pioneer Natural Resources,
Sr. Unscd. Notes	3.95	7/15/22	5,000,000		5,149,620
Rowan Companies,
Gtd. Notes	7.88	8/1/19	3,000,000		3,386,823
Schlumberger Investment,
Gtd. Notes	1.25	8/1/17	3,000,000	a	3,003,618
Southwestern Energy,
Sr. Unscd. Notes	4.05	1/23/20	3,000,000		3,111,234
Sunoco Logistics Partners
Operations, Gtd. Notes	3.45	1/15/23	3,000,000		2,918,103
Sunoco Logistics Partners
Operations, Gtd. Notes	4.25	4/1/24	2,250,000		2,285,289
					41,226,515
Food & Staples Retailing--1.2%
Brinker International,
Sr. Unscd. Notes	2.60	5/15/18	3,650,000		3,664,297
CVS Health,
Sr. Unscd. Notes	2.25	12/5/18	2,000,000		2,039,980
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	4,000,000		3,969,768
					9,674,045
Food, Beverage & Tobacco--3.9%
Anheuser-Busch InBev Finance,
Gtd. Notes	1.25	1/17/18	5,000,000		5,010,020
ConAgra Foods,

Sr. Unscd. Notes	3.20	1/25/23	2,725,000		2,646,109
Flowers Foods,
Sr. Unscd. Notes	4.38	4/1/22	2,850,000		3,020,957
Grupo Bimbo,
Gtd. Notes	3.88	6/27/24	3,000,000	a	3,063,270
Jb Y Co.,
Gtd. Notes	3.75	5/13/25	6,000,000	a	6,015,000
JM Smucker,
Gtd. Notes	3.00	3/15/22	2,000,000	a	2,006,918
Kraft Foods Group,
Sr. Unscd. Notes	1.63	6/4/15	3,500,000		3,500,119
Pernod-Ricard,
Sr. Unscd. Notes	5.75	4/7/21	4,000,000	a	4,586,828
Sysco,
Gtd. Notes	3.00	10/2/21	2,000,000		2,041,366
					31,890,587
Foreign/Governmental--3.5%
Bermudian Government,
Sr. Unscd. Notes	5.60	7/20/20	6,102,000	a	6,834,240
Commonwealth of Bahamas,
Sr. Unscd. Notes	5.75	1/16/24	4,000,000	a	4,365,000
North American Development Bank,
Sr. Unscd. Notes	2.30	10/10/18	3,000,000		3,057,873
Petroleos Mexicanos,
Gtd. Notes	2.30	7/18/18	5,000,000	b	5,137,500
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	3,000,000		3,289,830
Spanish Government,
Sr. Unscd. Notes	4.00	3/6/18	6,000,000	a	6,389,160
					29,073,603
Health Care Equipment & Services--1.1%
Aetna,
Sr. Unscd. Notes	2.20	3/15/19	4,000,000		4,062,152
Dignity Health,
Unscd. Notes	3.13	11/1/22	5,000,000		4,999,395
					9,061,547
Insurance--3.5%
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	4,750,000		5,266,135
Assured Guaranty U.S. Holdings,
Gtd. Notes	5.00	7/1/24	7,000,000	c	7,426,020
Five Corners Funding Trust,
Sr. Unscd. Bonds	4.42	11/15/23	6,000,000	a	6,334,248
MetLife,
Sr. Unscd. Notes	1.76	12/15/17	5,000,000	b	5,057,590
TIAA Asset Management Finance,
Sr. Unscd. Notes	2.95	11/1/19	5,000,000	a	5,100,875
					29,184,868
Materials--5.6%
Alcoa,
Sr. Unscd. Notes	5.13	10/1/24	2,500,000		2,681,250
Allegheny Technologies,

Sr. Unscd. Notes	6.38	8/15/23	5,500,000	b	5,774,835
Anglo American Capital,
Gtd. Notes	1.23	4/15/16	3,000,000	a,b	2,999,169
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	5,500,000	c	5,907,638
Eastman Chemical,
Sr. Unscd. Notes	2.40	6/1/17	2,000,000		2,041,460
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	4,000,000		4,131,312
Freeport-McMoRan,
Gtd. Notes	4.00	11/14/21	4,000,000		3,976,520
Georgia-Pacific,
Sr. Unscd. Notes	3.16	11/15/21	7,000,000	a	7,115,535
Glencore Funding,
Gtd. Notes	2.13	4/16/18	7,000,000	a	6,989,843
Temple-Inland,
Gtd. Notes	6.38	1/15/16	2,300,000	b	2,367,367
Valmont Industries,
Gtd. Notes	6.63	4/20/20	1,667,000		1,941,618
					45,926,547
Media--4.6%
21st Century Fox America,
Gtd. Notes	3.00	9/15/22	4,250,000		4,275,730
Comcast,
Gtd. Notes	3.13	7/15/22	5,000,000		5,067,990
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	5,982,000		6,685,483
Scripps Networks Interactive,
Sr. Unscd. Notes	2.80	6/15/20	5,000,000		4,989,660
Sky,
Gtd. Notes	2.63	9/16/19	4,000,000	a	4,040,144
Thomson Reuters,
Gtd. Notes	4.70	10/15/19	5,750,000		6,321,521
Time Warner,
Gtd. Notes	4.00	1/15/22	6,250,000		6,579,125
					37,959,653
Municipal Bonds--7.9%
California Earthquake Authority,
Revenue	2.81	7/1/19	7,500,000		7,693,425
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	7,500,000		7,629,450
Illinois,
GO (Build America Bonds)	6.20	7/1/21	1,100,000		1,183,193
JobsOhio Beverage System,
Statewide Senior Lien Liquor
Profits Revenue	1.82	1/1/18	5,000,000		5,057,400
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	3.22	7/1/17	2,500,000		2,529,900
Las Vegas Valley Water District,

GO (Build America Bonds)	7.10	6/1/39	5,000,000	5,752,450
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.06	3/1/16	4,500,000	4,501,890
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.10	6/15/16	5,215,000	5,204,466
New Jersey Transportation Trust
Fund Authority (Transportation
System)	1.76	12/15/18	5,000,000	4,942,700
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	2,500,000	2,973,550
Texas Public Finance Authority,
Windstorm Insurance
Association Premium Revenue	8.25	7/1/24	7,500,000	7,542,750
University of California Regents,
General Revenue	1.80	7/1/19	3,905,000	3,895,198
West Contra Costa Unified School
District, GO (Build America
Bonds)	8.46	8/1/34	5,000,000	6,019,200
				64,925,572
Pharmaceuticals, Biotech & Life Sciences--2.3%
AbbVie,
Sr. Unscd. Notes	1.75	11/6/17	3,000,000	3,012,564
AbbVie,
Sr. Unscd. Bonds	3.60	5/14/25	5,000,000	5,042,215
Actavis Funding,
Gtd. Notes	3.80	3/15/25	3,000,000	3,027,054
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	3,500,000	3,728,403
Teva Pharmaceutical Finance IV,
Gtd. Notes	2.25	3/18/20	4,500,000	4,495,014
				19,305,250
Real Estate--8.4%
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	5,000,000	5,313,920
Corporate Office Properties,
Gtd. Notes	3.60	5/15/23	7,000,000	6,717,690
CubeSmart,
Gtd. Notes	4.80	7/15/22	6,400,000	6,997,478
DDR,
Sr. Unscd. Notes	3.50	1/15/21	5,500,000	5,675,940
EPR Properties,
Gtd. Notes	4.50	4/1/25	4,000,000	4,038,068
Essex Portfolio,
Gtd. Notes	3.25	5/1/23	2,500,000	2,481,543
First Industrial,
Sr. Unscd. Notes	5.95	5/15/17	1,500,000	1,618,046
Lexington Realty Trust,
Gtd. Notes	4.40	6/15/24	4,350,000	4,453,617
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	2,000,000	2,118,408

Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	4,200,000		4,651,912
National Retail Properties,
Sr. Unscd. Notes	3.90	6/15/24	4,000,000		4,110,488
Prologis,
Gtd. Notes	2.75	2/15/19	3,000,000		3,071,850
Prologis,
Gtd. Notes	7.38	10/30/19	2,100,000		2,518,992
Realty Income,
Sr. Unscd. Notes	3.88	7/15/24	500,000		513,160
Realty Income,
Sr. Unscd. Notes	4.65	8/1/23	3,000,000		3,248,076
Retail Opportunity Investments
Partnership, Gtd. Notes	4.00	12/15/24	3,000,000		3,029,871
Retail Opportunity Investments
Partnership, Gtd. Notes	5.00	12/15/23	3,500,000		3,768,664
WEA Finance,
Gtd. Notes	1.75	9/15/17	2,000,000	a	2,008,534
Weingarten Realty Investors,
Sr. Unscd. Notes	3.50	4/15/23	3,000,000		2,980,173
					69,316,430
Semiconductors & Semiconductor Equipment--1.9%
Intel,
Sr. Unscd. Notes	1.35	12/15/17	3,000,000		3,018,825
Lam Research,
Sr. Unscd. Notes	3.80	3/15/25	8,000,000		7,966,128
Maxim Integrated Products,
Sr. Unscd. Notes	2.50	11/15/18	5,000,000		5,058,355
					16,043,308
Software & Services--5.5%
Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	6,000,000		6,689,844
Alibaba Group Holding,
Gtd. Notes	3.60	11/28/24	7,000,000	a	6,921,341
Broadridge Financial Solutions,
Sr. Unscd. Notes	3.95	9/1/20	4,000,000		4,212,956
CA,
Sr. Unscd. Notes	2.88	8/15/18	3,750,000		3,841,676
eBay,
Sr. Unscd. Notes	1.35	7/15/17	3,000,000		3,001,353
eBay,
Sr. Unscd. Notes	2.60	7/15/22	2,000,000		1,906,076
Fidelity National Information
Services, Gtd. Notes	3.50	4/15/23	2,000,000		1,984,074
Fidelity National Information
Services, Gtd. Notes	5.00	3/15/22	4,000,000		4,224,452
Fiserv,
Gtd. Notes	3.50	10/1/22	7,000,000		7,135,835
Symantec,
Sr. Unscd. Notes	2.75	6/15/17	3,500,000		3,553,127
Symantec,
Sr. Unscd. Notes	4.20	9/15/20	2,000,000		2,108,952

					45,579,686
Technology Hardware & Equipment--4.7%
Arrow Electronics,
Sr. Unscd. Notes	3.00	3/1/18	3,500,000		3,582,849
Arrow Electronics,
Sr. Unscd. Notes	4.00	4/1/25	2,000,000		1,996,324
Arrow Electronics,
Sr. Unscd. Notes	5.13	3/1/21	3,000,000		3,289,563
Avnet,
Sr. Unscd. Notes	4.88	12/1/22	5,500,000		5,859,821
Cadence Design Systems,
Sr. Unscd. Notes	4.38	10/15/24	5,000,000		5,097,300
Jabil Circuit,
Sr. Unscd. Bonds	5.63	12/15/20	4,737,000		5,169,251
NetApp,
Sr. Unscd. Notes	3.38	6/15/21	7,500,000		7,560,135
Seagate HDD Cayman,
Gtd. Bonds	4.75	1/1/25	6,000,000	a	6,156,942
					38,712,185
Telecommunication Services--3.2%
America Movil,
Gtd. Notes	5.00	3/30/20	3,980,000		4,475,749
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	735,000		792,079
CenturyLink,
Sr. Unscd. Notes, Ser. T	5.80	3/15/22	3,000,000		3,086,250
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	500,000		535,625
Telefonica Emisiones,
Gtd. Notes	4.57	4/27/23	6,500,000		7,029,009
Telefonos de Mexico,
Gtd. Notes	5.50	11/15/19	3,000,000		3,415,800
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	6,500,000		7,271,654
					26,606,166
Transportation--3.3%
Air Canada 2015-1A PTT,
Notes	3.60	9/15/28	3,000,000	a	2,992,500
American Airlines,
Bonds	3.38	11/1/28	4,500,000		4,466,250
Burlington North Santa Fe,
Sr. Unscd. Debs.	3.40	9/1/24	4,000,000		4,080,360
GATX,
Sr. Unscd. Notes	3.25	3/30/25	5,000,000		4,849,045
GATX,
Sr. Unscd. Notes	4.75	6/15/22	3,000,000		3,227,865
Penske Truck Leasing,
Sr. Unscd. Notes	3.38	2/1/22	4,000,000	a	3,964,108
Union Pacific,
Sr. Unscd. Notes	2.25	2/15/19	4,000,000		4,080,808
					27,660,936
Utilities--2.0%

Black Hills,
Sr. Unscd. Notes	4.25	11/30/23	5,000,000	5,304,600
CMS Energy,
Sr. Unscd. Notes	5.05	3/15/22	1,500,000	1,675,743
Dominion Resources,
Sr. Unscd. Notes	2.25	9/1/15	2,050,000	2,058,173
NextEra Energy Capital Holdings,
Gtd. Debs.	2.70	9/15/19	3,000,000	3,056,907
PPL Capital Funding,
Gtd. Notes	1.90	6/1/18	2,000,000	2,005,826
PPL Capital Funding,
Gtd. Notes	3.95	3/15/24	2,000,000	2,093,438
				16,194,687
Total Bonds and Notes
(cost $791,483,798)				800,048,836

Other Investment--3.0%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $24,244,625)			24,244,625 [d]	24,244,625
Investment of Cash Collateral for
Securities Loaned--.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,700,000)			7,700,000 [d]	7,700,000
Total Investments (cost $823,428,423)			100.7%	831,993,461
Liabilities, Less Cash and Receivables			(.7%)	(5,439,364)
Net Assets			100.0%	826,554,097

BAN--Bond Anticipation Notes
GO--General Obligation

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities were valued at $172,838,393 or 20.9% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At May 31, 2015, the value of the fund's securities on loan was $13,333,658 and the value of the collateral held by the fund was $13,717,158, consisting of cash collateral of $7,700,000 and
U.S. Government & Agency securities valued at $6,017,158.
d	Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $8,565,038 of which $13,408,313 related to appreciated investment securities and $4,843,275 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	85.4
Municipal Bonds	7.9

Money Market Investments	3.9
Foreign/Governmental	3.5
100.7

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	706,049,661	-	706,049,661
Foreign Government	-	29,073,603	-	29,073,603
Municipal Bonds+	-	64,925,572	-	64,925,572
Mutual Funds	31,944,625	-	-	31,944,625

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
May 31, 2015 (Unaudited)

Common Stocks--95.0%	Shares		Value ($)
Brazil--4.5%
BM&FBovespa	1,338,900		4,718,905
Brasil Insurance Participacoes e Administracao	858,943		431,318
Cia de Saneamento Basico do Estado de Sao Paulo	970,200		5,648,310
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	648,543		3,768,035
Cia Hering	534,900		2,165,587
Duratex	769,800		1,932,775
EDP - Energias do Brasil	822,800		2,714,003
Embraer, ADR	238,030		7,169,464
Gerdau, ADR	845,311		2,341,511
Grupo BTG Pactual	594,800		5,740,232
Itau Unibanco Holding, ADR	449,962		4,814,593
Magnesita Refratarios	2,547,800		2,558,755
Multiplus	388,100		4,635,811
Oi, ADR	350,667	a	785,494
Petroleo Brasileiro, ADR	1,096,340		9,154,439
Sul America	385,100		1,586,907
Telefonica Brasil, ADR	215,584		3,033,267
Vale, ADR	724,637		3,833,330
			67,032,736
Chile--.6%
Cencosud	1,615,752		4,130,720
Corpbanca	12,349,202		152,840
ENTEL Chile	360,330		4,285,305
			8,568,865
China--20.5%
Air China, Cl. H	5,798,000		7,089,962
Alibaba Group Holding, ADR	120,102		10,727,511
Anhui Conch Cement, Cl. H	1,299,500		5,442,087
ANTA Sports Products	3,383,000		7,836,401
Baoxin Auto Group	1,826,000		1,525,449
Beijing Capital International Airport, Cl. H	2,222,000		2,649,943
China Communications Services, Cl. H	12,566,000		6,885,894
China Construction Bank, Cl. H	52,385,939		52,624,688
China Life Insurance, Cl. H	567,000		2,723,327
China Railway Construction, Cl. H	479,500		881,970
China ZhengTong Auto Services Holdings	2,012,000		1,312,007
CNOOC	17,797,000		27,705,691
CSR, Cl. H	5,556,000	b	10,748,486
Great Wall Motor, Cl. H	1,452,500		9,331,181
Guangzhou Automobile Group, Cl. H	3,351,254		3,417,501
Industrial & Commercial Bank of China, Cl. H	22,951,475		19,977,927
Lenovo Group	11,354,000		18,007,596
Lianhua Supermarket Holdings, Cl. H	6,173,000	a	5,379,717
Ping An Insurance Group Company of China, Cl. H	247,000		3,634,049
Shanghai Pharmaceuticals Holding, Cl. H	2,708,800		8,977,236
Sihuan Pharmaceutical Holdings Group	14,272,000	b	8,117,405
Sinotrans, Cl. H	16,135,000		12,585,714
Sunny Optical Technology Group	2,639,000		5,780,946
Tencent Holdings	2,470,800		49,374,867

Weichai Power, Cl. H	1,599,000		5,968,334
West China Cement	13,408,000		2,280,926
Wumart Stores, Cl. H	6,061,000		5,228,759
WuXi PharmaTech, ADR	197,962	a	8,516,325
			304,731,899
Colombia--.7%
Bancolombia, ADR	137,780		5,611,779
Grupo Aval Acciones y Valores, ADR	402,820		4,052,369
			9,664,148
Greece--.1%
National Bank of Greece	1,314,430	a	1,670,940
Hong Kong--7.6%
China Mobile	2,083,500		27,346,400
China Mobile, ADR	95,878		6,303,020
China Overseas Land & Investment	3,406,000		12,339,659
China Resources Power Holdings	4,569,000		12,696,082
COSCO Pacific	8,792,345		12,675,401
Galaxy Entertainment Group, Cl. L	598,000		2,852,472
Haier Electronics Group	2,822,000		8,530,570
Lee & Man Paper Manufacturing	4,735,000		3,168,498
NWS Holdings	287,982		464,932
Parkson Retail Group	21,485,000		5,235,116
PAX Global Technology	5,697,000	a	10,301,654
Shanghai Industrial Holdings	2,699,000		10,352,434
			112,266,238
Hungary--.9%
OTP Bank	125,055		2,535,490
Richter Gedeon	648,955		10,605,340
			13,140,830
India--10.8%
Aurobindo Pharma	625,311		12,988,216
Bank of Baroda	466,665		1,193,133
Bank of India	1,442,397	a	4,452,036
Bharat Heavy Electricals	331,711		1,306,665
Bharti Infratel	2,090,455		15,003,987
Coal India	1,621,130		9,904,612
HCL Technologies	1,138,760		17,837,789
ICICI Bank	626,729		3,116,447
IDFC	302,113		711,343
India Cements	4,488,182	a	6,427,855
NMDC	1,645,601		3,319,513
NTPC	1,400,013		2,959,307
Oil & Natural Gas	1,777,449		9,177,686
Oriental Bank of Commerce	817,276		2,738,303
Power Grid Corporation of India	966,361		2,174,002
Punjab National Bank	1,069,438	a	2,580,385
Reliance Industries	820,467		11,262,831
Rolta India	1,481,275		2,686,533
South Indian Bank	1,353,107		521,109
State Bank of India	3,839,295		16,705,091
Steel Authority of India	3,295,461		3,398,932
Tata Motors	1,623,174		12,235,836
UPL	1,145,320		9,906,933
Vedanta	726,731		2,242,050
Yes Bank	345,278		4,746,415
			159,597,009

Indonesia--1.2%
Aneka Tambang	3,068,000	a	175,975
Bank Negara Indonesia	26,297,900		13,668,355
United Tractors	2,733,700		4,175,575
			18,019,905
Malaysia--.3%
CIMB Group Holdings	2,555,318		3,947,877
Mexico--2.4%
Alpek	1,437,300		2,017,031
Arca Continental	1,691,531		10,245,478
Consorcio ARA	3,404,808	a	1,379,709
Controladora Vuela Compania de Aviacion, ADR	282,898	a	3,374,973
Grupo Financiero Banorte, Ser. O	579,400		3,269,329
Wal-Mart de Mexico	6,336,700		15,678,280
			35,964,800
Peru--1.0%
Credicorp	108,099		15,257,093
Philippines--1.3%
Metropolitan Bank & Trust	7,738,434		15,540,591
Universal Robina	848,510		3,631,083
			19,171,674
Poland--1.3%
Energa	214,801		1,315,356
KGHM Polska Miedz	394,128		12,131,927
Powszechna Kasa Oszczednosci Bank Polski	677,869		5,918,668
			19,365,951
Qatar--.1%
Commercial Bank of Qatar	127,367		1,886,767
Russia--4.7%
Gazprom, ADR	1,755,270		9,416,497
Lukoil, ADR	279,560		13,402,442
MegaFon	137,810		2,115,906
MMC Norilsk Nickel, ADR	621,258		10,915,503
Moscow Exchange MICEX-RTS	2,519,285	b	3,457,618
Rosneft, GDR	3,782,005		17,326,945
Sberbank of Russia, ADR	795,684		4,500,151
Sberbank of Russia, ADR	1,608,166		9,053,975
			70,189,037
South Africa--3.5%
Aveng	1,250,926	a	881,712
Barclays Africa Group	1,080,358		15,633,315
Bidvest Group	529,058		13,116,114
Mediclinic International	1,029,032		9,053,990
The Foschini Group	503,008		6,730,092
Tiger Brands	288,788		6,681,919
			52,097,142
South Korea--14.2%
DGB Financial Group	625,240		7,401,711
E-Mart	10,087		2,240,711
Hana Financial Group	366,042		9,802,617
Hite Jinro	12,483		240,636
Hyundai Engineering & Construction	76,147		3,023,993
Hyundai Mobis	16,389		3,295,600
Hyundai Motor	53,935		7,660,391
KB Financial Group	219,343		7,946,792
KB Financial Group, ADR	120,961		4,336,452

Korea Electric Power	379,384		15,750,858
Korea Electric Power, ADR	326,980		6,758,677
Korean Reinsurance	59,965		653,681
KT	128,764	a	3,369,090
KT, ADR	176,067		2,302,956
LG Chem	16,790		3,762,245
LG Display	237,970		6,271,080
LG Electronics	88,775		4,423,311
Lotte Shopping	23,253		5,300,531
NongShim	16,817		4,262,873
POSCO	15,473		3,401,618
POSCO, ADR	36,250		1,985,050
S-1	138,482		10,323,739
Samsung Electronics	60,324		70,985,800
Sansung Life & Science	74,199	a	7,278,734
Shinhan Financial Group	113,303		4,265,888
Shinsegae	17,145		3,750,796
SK Telecom	43,322		9,634,767
Tongyang Life Insurance	44,803		583,337
			211,013,934
Taiwan--9.7%
Advanced Semiconductor Engineering	12,996,842		18,549,870
Casetek Holdings	382,000		2,679,278
China Life Insurance	14,680,784		16,392,804
Compal Electronics	4,115,000		3,381,855
CTBC Financial Holding	12,321,000		9,332,121
Eclat Textile	797,000		11,698,382
Fubon Financial Holding	8,547,490		17,524,275
Hon Hai Precision Industry	2,619,490		8,442,452
MediaTek	321,000		4,321,872
Nan Ya Printed Circuit Board	912,013	a	1,542,669
Pegatron	6,231,000		18,500,027
Radiant Opto-Electronics	1,381,460		5,043,163
Shin Kong Financial Holding	15,362,326		4,975,170
Siliconware Precision Industries	4,856,000		8,005,743
Simplo Technology	576,000		2,648,464
Taiwan Semiconductor Manufacturing	1,410,517		6,718,859
United Microelectronics	5,740,397		2,602,694
United Microelectronics, ADR	504,000		1,134,000
			143,493,698
Thailand--4.1%
Advanced Info Service	914,360		6,346,344
Bangkok Bank	1,332,700		7,193,589
Jasmine Broadband Internet Infrastructure Fund	21,664,100		6,368,550
PTT	542,600		5,598,026
PTT Global Chemical	6,209,783		12,092,365
Thai Beverage	15,540,800		8,650,788
Thai Oil	5,840,900		9,293,522
Thai Union Frozen Products	9,254,800		5,605,850
			61,149,034
Turkey--3.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi	7,937,870		8,904,707
TAV Havalimananlari Holding	643,256		5,326,196
Tupras Turkiye Petrol Rafinerileri	582,663	a	14,560,845
Turkiye Halk Bankasi	4,048,496		20,083,932
			48,875,680

United Arab Emirates--.7%
Emaar Properties	4,815,575	10,170,618
United States--1.5%
iShares MSCI Emerging Markets ETF	528,053	21,713,539
Total Common Stocks
(cost $1,309,677,628)		1,408,989,414

Preferred Stocks--3.5%
Brazil
Banco Bradesco	1,061,800	9,400,677
Banco do Estado do Rio Grande do Sul, Cl. B	1,943,700	6,087,979
Cia Brasileira de Distribuicao	411,800	11,069,476
Gerdau	645,700	1,756,965
Itau Unibanco Holding	1,186,846	12,787,378
Itausa - Investimentos Itau	495,831	1,372,511
Marcopolo	797,600	705,907
Randon Participacoes	1,867,800	2,051,690
Telefonica Brasil	509,700	7,174,480
Total Preferred Stocks
(cost $74,090,919)		52,407,063

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $8,543,274)	8,543,274 [c]	8,543,274
Total Investments (cost $1,392,311,821)	99.1%	1,469,939,751
Cash and Receivables (Net)	.9%	12,608,307
Net Assets	100.0%	1,482,548,058

ADR--American Depository Receipts
ETF--Exchange-Traded Fund
GDR--Global Depository Receipts
MICEX-RTS--Moscow Interbank Currency Exchange

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At May 31, 2015, the value of this security amounted to $22,323,509 or 1.5% of net assets.
c	Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $77,627,930 of which $217,613,419 related to appreciated investment securities and $139,985,489 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	27.7
Information Technology	18.9
Energy	9.2
Industrial	7.6
Materials	6.9
Consumer Discretionary	6.8
Telecommunication Services	6.8
Consumer Staples	5.6
Health Care	3.9
Utilities	3.6
Exchange-Traded Funds	1.5

Money Market Investment	.6
99.1

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
May 31, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Hong Kong Dollar,
Expiring
6/1/2015 a	7,113,436	917,453	917,430	(23)

South Korean Won,
Expiring
6/1/2015 b	368,618,307	332,974	332,613	(361)

Sales:		Proceeds ($)

Hong Kong Dollar,
Expiring
6/1/2015 a	24,567,121	3,168,537	3,168,459	78

Polish Zloty,
Expiring
6/1/2015 c	503,256	134,038	134,462	(424)

South Korean Won,
Expiring
6/1/2015 b	1,060,147,799	957,502	956,596	906

Gross Unrealized Appreciation				984
Gross Unrealized Depreciation				(808)

Counterparties:
a	Northern Trust
b	HSBC
c	UBS

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	148,048,755	1,239,227,120	++	-	1,387,275,875
Equity Securities - Foreign Preferred Stocks+	52,407,063		++		52,407,063
Exchange-Traded Funds	21,713,539	-		-	21,713,539
Mutual Funds	8,543,274	-		-	8,543,274
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	984		-	984
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(808)		-	(808)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities
May 31, 2015 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Automobiles & Components--5.3%
Harley-Davidson	311,720		16,673,903
Johnson Controls	331,955		17,268,299
			33,942,202
Banks--2.9%
Bank of America	1,128,790		18,625,035
Capital Goods--8.0%
Dover	235,620		17,765,748
Eaton	282,930		20,254,959
Illinois Tool Works	136,340		12,792,782
			50,813,489
Consumer Services--3.4%
Yum! Brands	243,040		21,900,334
Diversified Financials--10.2%
Capital One Financial	271,200		22,661,472
Intercontinental Exchange	90,610		21,454,636
Invesco	527,370		21,005,147
			65,121,255
Energy--9.7%
Anadarko Petroleum	175,790		14,697,802
Halliburton	327,995		14,890,973
Marathon Oil	534,700		14,538,493
Valero Energy	304,460		18,036,210
			62,163,478
Food, Beverage & Tobacco--6.1%
PepsiCo	209,880		20,238,728
Philip Morris International	221,700		18,416,619
			38,655,347
Health Care Equipment & Services--5.0%
Humana	148,850		31,950,653
Household & Personal Products--2.2%
Procter & Gamble	176,950		13,871,111
Insurance--3.0%
Aflac	309,740		19,272,023
Materials--2.3%
Dow Chemical	287,300		14,959,711
Media--6.6%
Comcast, Cl. A	360,920		21,099,383
Time Warner	248,755		21,014,822
			42,114,205
Pharmaceuticals, Biotech & Life Sciences--12.5%
AbbVie	416,000		27,701,440
Celgene	193,620	a	22,157,873
Mallinckrodt	232,180	a	30,053,379
			79,912,692
Semiconductors & Semiconductor Equipment--4.9%
Avago Technologies	212,990		31,537,429
Software & Services--12.9%
Facebook, Cl. A	332,730	a	26,348,889
salesforce.com	332,080	a	24,158,820
ServiceNow	412,280	a	31,584,771
			82,092,480
Technology Hardware & Equipment--4.5%
Palo Alto Networks	168,400	a	28,542,116
Total Common Stocks

(cost $501,142,264)		635,473,560

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,423,009)	2,423,009 [b]	2,423,009
Total Investments (cost $503,565,273)	99.9%	637,896,569
Cash and Receivables (Net)	.1%	449,107
Net Assets	100.0%	638,345,676

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $134,331,296 of which $139,761,817 related to appreciated investment securities and $5,430,521 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	12.9
Pharmaceuticals, Biotech & Life Sciences	12.5
Diversified Financials	10.2
Energy	9.7
Capital Goods	8.0
Media	6.6
Food, Beverage & Tobacco	6.1
Automobiles & Components	5.3
Health Care Equipment & Services	5.0
Semiconductors & Semiconductor Equipment	4.9
Technology Hardware & Equipment	4.5
Consumer Services	3.4
Insurance	3.0
Banks	2.9
Materials	2.3
Household & Personal Products	2.2
Money Market Investment	.4
99.9

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	603,936,131	-	-	603,936,131
Equity Securities - Foreign Common Stocks+	31,537,429	-	-	31,537,429
Mutual Funds	2,423,009	-	-	2,423,009

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
May 31, 2015 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)
Automobiles & Components--1.0%
General Motors	342,690	12,326,559
Banks--17.2%
HSBC Holdings, ADR	558,952	26,550,220
JPMorgan Chase & Co.	926,365	60,936,290
People's United Financial	852,212	13,260,419
PNC Financial Services Group	339,295	32,467,139
Regions Financial	1,169,585	11,801,113
U.S. Bancorp	653,105	28,155,357
Wells Fargo & Co.	667,222	37,337,743
		210,508,281
Capital Goods--6.6%
Honeywell International	246,783	25,714,789
Lockheed Martin	99,002	18,632,176
United Technologies	313,612	36,745,918
		81,092,883
Consumer Services--2.8%
Carnival	475,058	22,009,437
McDonald's	125,893	12,076,915
		34,086,352
Diversified Financials--2.3%
Invesco	702,520	27,981,372
Energy--10.1%
BP, ADR	449,094	18,619,437
Occidental Petroleum	806,641	63,071,260
Phillips 66	296,520	23,460,662
Schlumberger	201,587	18,298,052
		123,449,411
Food, Beverage & Tobacco--11.4%
Coca-Cola Enterprises	558,111	24,685,250
ConAgra Foods	610,846	23,584,764
Molson Coors Brewing, Cl. B	208,184	15,276,542
PepsiCo	572,733	55,228,643
Philip Morris International	252,166	20,947,430
		139,722,629
Health Care Equipment & Services--2.8%
Cardinal Health	207,246	18,272,880
UnitedHealth Group	134,758	16,199,259
		34,472,139
Insurance--3.1%
First American Financial	429,505	15,337,624
Prudential Financial	263,370	22,283,736
		37,621,360
Materials--6.1%
Dow Chemical	253,446	13,196,933
Martin Marietta Materials	135,437	20,181,467
Packaging Corporation of America	197,538	13,665,679
Potash Corp of Saskatchewan	880,235	27,709,798
		74,753,877
Media--4.0%
Cinemark Holdings	448,831	18,191,120
Omnicom Group	408,368	30,435,667
		48,626,787
Pharmaceuticals, Biotech & Life Sciences--7.6%
Eli Lilly & Co.	336,821	26,575,177
Merck & Co.	257,232	15,662,856
Pfizer	1,469,854	51,077,426
		93,315,459
Real Estate--3.0%
Communications Sales & Leasing	1,408,647	36,695,254

Retailing--1.0%
Kohl's	192,291	12,593,138
Semiconductors & Semiconductor Equipment--4.4%
Microchip Technology	706,738	34,722,038
Texas Instruments	344,707	19,276,015
		53,998,053
Software & Services--1.3%
Paychex	315,743	15,600,862
Technology Hardware & Equipment--5.6%
Apple	172,584	22,484,243
Cisco Systems	1,568,486	45,972,325
		68,456,568
Telecommunication Services--2.4%
Vodafone Group, ADR	557,968	21,777,491
Windstream Holdings	1,033,758	8,409,620
		30,187,111
Utilities--4.1%
Exelon	340,814	11,529,738
NRG Yield, Cl. A	496,062	13,145,643
NRG Yield, Cl. C	496,062	13,428,398
TerraForm Power, Cl. A	310,772	12,471,280
		50,575,059
Total Common Stocks
(cost $996,994,631)		1,186,063,154

Preferred Stocks--.9%
Utilities
Nextera Energy,
Conv., Cum., $2.90
(cost $11,066,797)	207,810	11,635,282

Other Investment--2.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $25,230,819)	25,230,819 [a]	25,230,819
Total Investments (cost $1,033,292,247)	99.8%	1,222,929,255
Cash and Receivables (Net)	.2%	1,982,710
Net Assets	100.0%	1,224,911,965

ADR - American Depository Receipts

a	Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $189,669,533 of which $211,021,133 related to appreciated investment securities and $21,351,600 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	17.2
Food, Beverage & Tobacco	11.4
Energy	10.1
Pharmaceuticals, Biotech & Life Sciences	7.6
Capital Goods	6.6
Materials	6.1
Technology Hardware & Equipment	5.6
Utilities	5.0
Semiconductors & Semiconductor Equipment	4.4
Media	4.0
Insurance	3.1
Real Estate	3.0
Consumer Services	2.8
Health Care Equipment & Services	2.8
Telecommunication Services	2.4
Diversified Financials	2.3
Money Market Investment	2.1

Software & Services	1.3
Automobiles & Components	1.0
Retailing	1.0
99.8

† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
May 31, 2015 (Unaudited)

	Number of
	Contracts	Value ($)
Call Options:
Apple,
June 2015 @ $140	482	(5,784)
BP, ADR,
June 2015 @ $43.5	880	(9,680)
Carnival,
June 2015 @ $50	1,291	(11,619)
Martin Marietta Mate,
June 2015 @ $150	451	(147,928)
Molson Coors Brewing,
June 2015 @ $80	488	(12,200)
Phillips 66,
June 2015 @ $87.5	768	(7,680)
Texas Instruments,
June 2015 @ $58.5	552	(10,488)
Unitedhealth Group,
June 2015 @ $125	526	(29,982)
Vodafone Group,
June 2015 @ $38	996	(127,488)

(premiums received $395,374)		(362,849)

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,091,406,208	-	-	1,091,406,208
Equity Securities - Domestic Preferred Stocks+	11,635,282	-	-	11,635,282
Equity Securities - Foreign Common Stocks+	94,656,946	-	-	94,656,946
Mutual Funds	25,230,819	-	-	25,230,819
Liabilities ($)
Other Financial Instruments:
Options Written	(362,849)	-	-	(362,849)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
May 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.7%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--2.4%
GM Financial Automobile Leasing
Trust, Ser. 2014-2A, Cl. A3	1.22	1/22/18	420,000	a	420,410
Hyundai Auto Receivables Trust,
Ser. 2012-B, Cl. C	1.95	10/15/18	6,604,000		6,670,225
Santander Drive Auto Receivables
Trust, Ser. 2013-5, Cl. B	1.55	10/15/18	4,015,000		4,039,399
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. C	3.01	4/16/18	10,345,019		10,427,215
					21,557,249
Casinos--.2%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	534,000	a	541,807
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.35	10/1/15	191,000	a	192,547
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	652,000	a	661,910
					1,396,264
Commercial Mortgage Pass-Through Ctfs.--1.3%
Banc of America Commerical
Mortgage Trust, Ser. 2005-4,
Cl. A5A	4.93	7/10/45	3,622,057		3,626,249
GE Capital Commercial Mortgage
Corporation Trust,
Ser. 2006-C1, Cl. A4	5.45	3/10/44	2,851,157	b	2,890,468
Morgan Stanley Capital I Trust,
Ser. 2006-HQ10, Cl. A4FX	5.33	11/12/41	4,755,064		4,946,353
					11,463,070
Consumer Discretionary--5.4%
21st Century Fox America,
Gtd. Notes	3.00	9/15/22	7,200,000		7,243,589
Alibaba Group Holding,
Gtd. Notes	3.13	11/28/21	2,700,000	a	2,708,000
Amazon.com,
Sr. Unscd. Notes	2.60	12/5/19	6,345,000		6,466,450
American Airlines,
Bonds	3.38	5/1/27	4,700,000		4,664,750
Grupo Televisa,

Sr. Unscd. Notes	6.00	5/15/18	6,120,000		6,839,712
NBCUniversal Media,
Gtd. Notes	4.38	4/1/21	7,050,000		7,754,810
Stanford University,
Unscd. Bonds	4.75	5/1/19	5,000,000		5,608,375
Time Warner,
Gtd. Notes	4.00	1/15/22	7,400,000		7,789,684
					49,075,370
Consumer Staples--5.8%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	1.38	7/15/17	3,430,000		3,456,637
Coca-Cola,
Sr. Unscd. Notes	1.15	4/1/18	3,335,000		3,326,022
CVS Health,
Sr. Unscd. Bonds	2.25	8/12/19	4,340,000		4,374,998
Diageo Capital,
Gtd. Notes	1.50	5/11/17	5,300,000		5,347,880
Dr. Pepper Snapple Group,
Gtd. Notes	2.60	1/15/19	6,145,000		6,272,042
Kroger,
Sr. Unscd. Notes	2.30	1/15/19	4,570,000		4,626,033
McDonald's,
Sr. Unscd. Notes	5.80	10/15/17	4,460,000		4,925,842
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	4,520,000	a	4,894,532
Walgreen,
Sr. Unscd. Notes	1.80	9/15/17	7,280,000		7,338,094
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	7,920,000		8,554,923
					53,117,003
Energy--3.0%
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	5,813,000		6,414,361
Continental Resources,
Gtd. Notes	3.80	6/1/24	2,475,000		2,315,417
Enterprise Products Operating,
Gtd. Notes	2.55	10/15/19	3,330,000		3,374,758
Occidental Petroleum,
Sr. Unscd. Notes	4.13	6/1/16	3,005,000		3,107,681
Petrobras Global Finance,
Gtd. Notes	3.88	1/27/16	6,387,000		6,420,532
Southwestern Energy,
Sr. Unscd. Notes	4.95	1/23/25	2,765,000		2,877,295
Spectra Energy Partners,
Sr. Unscd. Notes	3.50	3/15/25	2,760,000		2,726,805

					27,236,849
Financial--16.2%
American Honda Finance,
Sr. Unscd. Notes	1.20	7/14/17	3,450,000		3,458,035
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	5,925,000		6,568,810
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	7,325,000		7,448,184
Bank of America,
Sub. Notes	3.95	4/21/25	7,175,000		7,124,431
Bank of Montreal,
Sr. Unscd. Bonds	1.40	4/10/18	4,605,000		4,611,779
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	6,948,000		7,384,223
Citigroup,
Sr. Unscd. Bonds	2.50	7/29/19	11,135,000		11,240,615
Fidelity National Information
Services, Gtd. Notes	3.88	6/5/24	5,470,000		5,575,369
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	5,035,000		5,166,449
General Electric Capital,
Jr. Sub. Cap. Secs., Ser. C	5.25	6/29/49	3,550,000	b	3,749,687
General Electric Capital,
Gtd. Notes	5.30	2/11/21	2,765,000		3,183,488
Goldman Sachs Group,
Sr. Unscd. Notes	2.63	1/31/19	7,790,000		7,944,444
HSBC Finance,
Sub. Notes	6.68	1/15/21	9,502,000		11,195,684
JPMorgan Chase & Co.,
Sub. Notes	3.38	5/1/23	7,895,000		7,850,488
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	4,450,000		4,711,073
Morgan Stanley,
Sub. Notes	4.88	11/1/22	7,610,000		8,224,819
NYSE Holdings,
Gtd. Notes	2.00	10/5/17	6,660,000		6,744,948
Private Export Funding,
Gov't Gtd. Notes, Ser. Z	4.38	3/15/19	1,065,000		1,175,797
Rabobank Nederland,
Sr. Unscd. Notes	1.70	3/19/18	6,820,000		6,874,512
Royal Bank of Canada,
Covered Bonds	1.20	9/19/17	3,330,000		3,333,889
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	5,920,000		5,947,960
Santander Holdings USA,

Sr. Unscd. Notes	2.65	4/17/20	4,615,000		4,587,924
Societe Generale,
Gtd. Notes	2.63	10/1/18	3,000,000		3,081,729
Societe Generale,
Sub. Notes	4.25	4/14/25	4,640,000	a	4,488,295
Toyota Motor Credit,
Sr. Unscd. Notes	2.10	1/17/19	5,640,000		5,712,079
					147,384,711
Foreign/Governmental--2.2%
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	6,390,000		6,733,462
Province of Nova Scotia Canada,
Sr. Unscd. Bonds	5.13	1/26/17	5,430,000		5,812,310
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,515,000		7,166,650
					19,712,422
Health Care--3.3%
Abbvie,
Sr. Unscd. Notes	1.80	5/14/18	4,415,000		4,423,570
Actavis Funding,
Gtd. Notes	3.45	3/15/22	4,560,000		4,606,453
Amgen,
Sr. Unscd. Notes	5.70	2/1/19	2,905,000		3,285,381
AstraZeneca,
Sr. Unscd. Notes	5.90	9/15/17	6,090,000		6,740,954
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	5,853,000		6,577,139
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	4,050,000		4,690,062
					30,323,559
Industrial--2.8%
ABB Finance USA,
Gtd. Notes	1.63	5/8/17	6,107,000		6,170,629
Burlington North Santa Fe,
Sr. Unscd. Debs.	5.65	5/1/17	5,530,000		6,012,963
Caterpillar Financial Services,
Sr. Unscd. Notes	2.10	6/9/19	6,590,000		6,674,154
United Technologies,
Sr. Unscd. Notes	6.13	2/1/19	1,860,000		2,140,579
Waste Management,
Gtd. Notes	3.13	3/1/25	4,775,000		4,730,540
					25,728,865
Information Technology--7.3%
Adobe Systems,
Sr. Unscd. Notes	4.75	2/1/20	6,414,000		7,151,443

Apple,
Sr. Unscd. Notes	1.00	5/3/18	5,915,000		5,864,859
Apple,
Sr. Unscd. Notes	2.15	2/9/22	6,125,000		5,986,740
Cisco Systems,
Sr. Unscd. Notes	2.13	3/1/19	7,265,000		7,405,883
EMC,
Sr. Unscd. Notes	1.88	6/1/18	5,710,000		5,759,569
Fiserv,
Sr. Unscd. Notes	3.85	6/1/25	6,035,000		6,129,949
Intel,
Sr. Unscd. Notes	1.35	12/15/17	7,930,000		7,979,761
Oracle,
Sr. Unscd. Notes	2.50	5/15/22	7,000,000		6,911,786
QUALCOMM,
Sr. Unscd. Notes	2.25	5/20/20	5,735,000		5,747,261
Seagate HDD Cayman,
Gtd. Bonds	4.75	1/1/25	2,710,000	a	2,780,885
Thomson Reuters,
Sr. Unscd. Notes	1.65	9/29/17	4,305,000		4,313,481
					66,031,617
Materials--.8%
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	6,545,000		7,101,063
Municipal Bonds--5.6%
California Earthquake Authority,
Revenue	2.81	7/1/19	4,800,000		4,923,792
California,
GO (Various Purpose)	5.95	4/1/16	3,255,000		3,390,896
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue
Bonds	3.00	7/1/20	11,000,000		11,189,860
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	9,625,000		10,658,725
Metropolitan Transportation
Authority, Special Obligation
Taxable Bonds	3.02	7/1/24	8,400,000		8,526,084
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	1.10	6/15/16	6,450,000		6,436,971
University of California Regents,
General Revenue	1.80	7/1/19	5,675,000		5,660,756
					50,787,084
Telecommunication Services--3.4%
AT&T,

Sr. Unscd. Notes	4.45	5/15/21	6,960,000		7,500,507
British Telecommunications,
Sr. Unscd. Notes	1.25	2/14/17	4,900,000		4,906,292
Telefonica Emisiones,
Gtd. Notes	3.99	2/16/16	6,635,000		6,770,467
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	10,515,000		11,763,299
					30,940,565
U.S. Government Agencies--1.0%
Federal Home Loan Bank,
Bonds	5.38	5/15/19	4,795,000		5,551,790
Federal National Mortgage
Association, Notes	2.00	4/30/20	3,610,000	c	3,684,315
					9,236,105
U.S. Government Agencies/Mortgage-Backed--2.1%
Federal National Mortgage Association:
3.69%, 6/1/17			4,770,508	c	5,019,883
Government National Mortgage Association I:
Ser. 2013-17, Cl. AB,
2.30%, 1/16/49			4,150,701		4,160,381
Ser. 2009-119, Cl. B,
4.29%, 2/16/41			197,415		198,276
Ser. 2005-59, Cl. C, 4.98%,
2/16/37			5,818,331	b	6,053,653
Ser. 2011-15, Cl. BA, 7.00%,
10/16/33			3,281,355		3,314,233
					18,746,426
U.S. Government Securities--35.2%
U.S. Treasury Inflation Protected Securities:
Notes, 0.13%, 4/15/18			22,709,253	d	23,127,966
Notes, 0.63%, 7/15/21			7,412,972	d	7,718,758
U.S. Treasury Notes:
0.63%, 7/15/16			11,250,000		11,285,156
0.63%, 5/31/17			17,250,000		17,258,090
0.63%, 8/31/17			18,000,000		17,970,462
0.63%, 9/30/17			24,500,000		24,440,661
0.75%, 1/15/17			27,680,000		27,790,277
0.75%, 10/31/17			23,805,000		23,803,143
0.88%, 12/31/16			47,530,000		47,830,770
0.88%, 1/31/17			38,010,000	e	38,232,701
0.88%, 2/28/17			17,250,000		17,353,776
2.00%, 11/30/20			7,670,000		7,831,193
2.00%, 2/15/25			9,765,000		9,683,374
2.25%, 11/15/24			13,270,000		13,458,686
2.38%, 8/15/24			2,035,000		2,087,943

2.63%, 1/31/18			28,085,000	29,410,275
				319,283,231
Utilities--.7%
Duke Energy Carolinas,
First Mortgage Bonds	1.75	12/15/16	3,010,000	3,055,752
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	3,655,000	3,711,978
				6,767,730
Total Bonds and Notes
(cost $886,687,751)				895,889,183

Other Investment--1.0%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,871,775)			8,871,775 [f]	8,871,775
Total Investments (cost $895,559,526)			99.7%	904,760,958
Cash and Receivables (Net)			.3%	2,941,532
Net Assets			100.0%	907,702,490

GO - General Obligation
REMIC - Real Estate Mortgage Investment Conduit

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities were valued at $16,688,386 or 1.8% of net assets.
b Variable rate security--interest rate subject to periodic change.
c The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e Security, or portion thereof, on loan. At May 31, 2015, the value of the fund's securities on loan was $7,041,013 and the value of the collateral held by the fund was $7,204,885, consisting of U.S. Government & Agency securities.
f Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $9,201,432 of which $13,230,746 related to appreciated investment securities and $4,029,314 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	48.9
U.S. Government Agencies/Mortgage-Backed	38.3

Municipal Bonds	5.6
Asset-Backed	2.4
Foreign/Governmental	2.2
Commercial Mortgage-Backed	1.3
Money Market Investment	1.0
99.7

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	21,557,249	-	21,557,249
Commercial Mortgage-Backed	-	11,463,070	-	11,463,070
Corporate Bonds+	-	445,103,596	-	445,103,596
Foreign Government	-	19,712,422	-	19,712,422
Municipal Bonds+	-	50,787,084	-	50,787,084
Mutual Funds	8,871,775	-	-	8,871,775
U.S. Government Agencies/Mortgage-Backed	-	27,982,531	-	27,982,531
U.S. Treasury	-	319,283,231	-	319,283,231

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
May 31, 2015 (Unaudited)

Common Stocks--98.7%	Shares		Value ($)
Automobiles & Components--5.2%
Bridgestone, ADR	27,448		568,174
Daimler	12,057		1,135,287
Denso, ADR	27,288		710,852
Fiat Chrysler Automobiles	21,295	a	341,359
Honda Motor, ADR	16,948		579,961
Nissan Motor, ADR	15,962		331,690
Toyota Motor, ADR	13,548		1,868,134
Volkswagen, ADR	12,450		602,954
			6,138,411
Banks--13.5%
Australia & New Zealand Banking
Group, ADR	34,098		864,725
Banco Bilbao Vizcaya Argentaria,
ADR	84,889		839,552
Banco Santander, ADR	139,065		987,362
Bank of Ireland, ADR	17,000	a	259,250
Bank of Yokohama, ADR	13,208		326,370
Barclays, ADR	39,040		645,331
BNP Paribas, ADR	22,011		667,594
Commerzbank, ADR	19,692	a	262,888
Commonwealth Bank of Australia,
ADR	6,823	b	1,333,191
Credit Agricole, ADR	35,891		267,747
Danske Bank, ADR	29,408		430,239
Erste Group Bank, ADR	14,783		215,093
Hachijuni Bank, ADR	3,799		288,993
Hang Seng Bank, ADR	6,669		134,514
HSBC Holdings, ADR	34,428		1,635,330
ING Groep, ADR	40,869		673,521
Intesa Sanpaolo, ADR	32,234		700,122
Lloyds Banking Group, ADR	146,623		794,697
Mitsubishi UFJ Financial Group,
ADR	123,092		907,188
National Australia Bank, ADR	61,306		808,013
Shinsei Bank, ADR	57,546		235,939
Societe Generale, ADR	53,295		504,704
Sumitomo Mitsui Financial Group,
ADR	58,296		529,328
Sumitomo Mitsui Trust Holdings,
ADR	58,240		266,157
United Overseas Bank, ADR	13,700		471,006
Westpac Banking, ADR	34,715		886,274
			15,935,128
Capital Goods--9.9%
ABB, ADR	30,122	a	657,865

Airbus Group, ADR	31,572		531,041
Asahi Glass, ADR	38,076		247,875
Atlas Copco, Cl. A, ADR	11,747		358,401
Atlas Copco, Cl. B, ADR	15,020		407,042
BAE Systems, ADR	11,789		372,768
Hutchison Whampoa, ADR	13,325		395,353
ITOCHU, ADR	10,705		287,536
Kajima, ADR	6,417		282,856
Kawasaki Heavy Industries, ADR	17,754		359,163
Keppel, ADR	24,187		310,803
Komatsu, ADR	14,788		309,809
Kubota, ADR	5,271		437,071
Marubeni, ADR	4,423		257,551
Metso, ADR	30,248		219,600
Mitsubishi Electric, ADR	18,575		507,841
Mitsubishi, ADR	10,957		489,997
Mitsui & Co., ADR	811		225,928
Nidec, ADR	15,562		282,917
NSK, ADR	13,210		432,363
Rolls-Royce Holdings, ADR	5,646		431,637
Sandvik, ADR	34,476		417,504
Siemens, ADR	8,411		885,678
SKF, ADR	22,490		547,407
Sumitomo Electric Industries, ADR	27,020		432,590
Sumitomo, ADR	24,536		290,752
Teijin, ADR	6,424		240,643
Toray Industries, ADR	3,528		293,741
TOTO, ADR	10,445		343,118
Volvo, ADR	29,652		386,069
			11,642,919
Commercial & Professional Services--1.4%
Dai Nippon Printing, ADR	24,828		260,694
Experian, ADR	22,173		424,613
Secom, ADR	37,120		618,419
Toppan Printing, ADR	39,905		342,385
			1,646,111
Consumer Durables & Apparel--2.7%
Adidas, ADR	9,575		374,478
Casio Computer, ADR	1,290		242,249
Cie Financiere Richemont, ADR	18,550		159,159
Electrolux, Cl. B, ADR	4,667		285,317
LVMH Moet Hennessy Louis Vuitton,
ADR	19,319		690,654
Panasonic, ADR	29,520		431,878
Pandora, ADR	15,300		383,724
Sega Sammy Holdings, ADR	44,384		161,558
Sony, ADR	15,522	a	479,940
			3,208,957
Consumer Services--1.2%
Compass Group, ADR	33,525		590,711
InterContinental Hotels Group, ADR	8,247		345,054
Sodexo, ADR	4,962		512,723

			1,448,488
Diversified Financials--3.2%
Computershare, ADR	22,342		221,856
Credit Suisse Group, ADR	25,575		676,970
Daiwa Securities Group, ADR	49,790		394,835
Deutsche Bank	20,906		631,570
Nomura Holdings, ADR	58,857		389,633
ORIX, ADR	5,179		407,794
UBS Group	49,101	a	1,059,600
			3,782,258
Energy--5.5%
BG Group, ADR	34,739		609,670
BP, ADR	26,066		1,080,696
ENI, ADR	16,175		581,491
Repsol, ADR	23,759		454,034
Royal Dutch Shell, Cl. A, ADR	25,774		1,539,223
Royal Dutch Shell, Cl. B, ADR	1,593		96,679
Statoil, ADR	13,355		248,136
Technip, ADR	15,462		256,205
Total, ADR	21,569		1,089,019
Woodside Petroleum, ADR	16,415		460,769
			6,415,922
Food & Staples Retailing--1.4%
Aeon, ADR	25,968		347,579
Delhaize Group, ADR	14,319		317,882
J. Sainsbury, ADR	9,618		150,522
Koninklijke Ahold, ADR	23,203		474,037
Tesco, ADR	32,255		314,164
			1,604,184
Food, Beverage & Tobacco--8.1%
Ajinomoto, ADR	18,230		376,996
Anheuser-Busch InBev, ADR	7,685		926,504
British American Tobacco, ADR	8,104		897,275
Coca-Cola Amatil, ADR	19,462		150,831
Coca-Cola HBC, ADR	5,462	a	120,710
Danone, ADR	38,062		523,733
Diageo, ADR	5,698		632,250
Heineken, ADR	9,509		373,704
Imperial Tobacco Group, ADR	5,237		541,401
Kirin Holdings, ADR	25,382		363,724
Nestle, ADR	30,305		2,346,819
Orkla, ADR	26,607		208,067
SABMiller, ADR	10,478		563,402
Unilever (NY Shares)	15,003		640,628
Unilever, ADR	12,838		566,798
Yamazaki Baking, ADR	2,023		337,452
			9,570,294
Health Care Equipment & Services--1.3%
Essilor International, ADR	9,284		567,670
Fresenius Medical Care & Co., ADR	11,300		483,414
Olympus, ADR	5,140		174,503
Smith & Nephew, ADR	8,303		294,341

			1,519,928
Household & Personal Products--1.5%
Henkel & Co., ADR	4,622		554,825
Kao, ADR	6,988		317,674
L'Oreal, ADR	18,364		696,179
Reckitt Benckiser, ADR	641		11,692
Svenska Cellulosa, ADR	9,119		239,100
			1,819,470
Insurance--5.3%
Aegon (NY Shares)	33,544		257,283
Ageas, ADR	12,836		482,890
AIA Group, ADR	26,000		686,140
Allianz, ADR	60,370		952,639
AXA, ADR	26,500		671,245
Legal & General Group, ADR	33,267		686,964
MS&AD Insurance Group Holdings,
ADR	18,902		291,847
Prudential, ADR	17,032		851,941
Tokio Marine Holdings, ADR	12,055		494,255
Zurich Insurance Group, ADR	28,047	a	896,663
			6,271,867
Materials--7.0%
Air Liquide, ADR	25,367		654,722
Akzo Nobel, ADR	12,115		309,175
Alumina, ADR	36,320		193,586
Amcor, ADR	7,596		336,503
Anglo American, ADR	30,323		237,126
ArcelorMittal (NY Shares)	18,155		194,622
Asahi Kasei, ADR	17,985		316,896
BASF, ADR	9,796		908,971
BHP Billiton Ltd., ADR	16,104		718,722
BHP Billiton PLC, ADR	11,245		475,776
Boral, ADR	12,221		235,254
Glencore, ADR	1,336		11,824
James Hardie Industries, ADR	5,324		359,423
Johnson Matthey, ADR	3,051		325,804
Kobe Steel, ADR	14,450		136,408
Lafarge, ADR	13,770		245,244
Nippon Steel & Sumitomo Metal, ADR	12,082		331,047
Nitto Denko, ADR	8,620		333,422
Norsk Hydro, ADR	45,133		213,479
OJI Holdings, ADR	2,200		98,038
Rio Tinto, ADR	13,424		587,568
South32, ADR	10,940	a	90,470
Syngenta, ADR	8,195		745,991
UPM-Kymmene, ADR	10,872		196,022
			8,256,093
Media--1.9%
Pearson, ADR	14,633		294,562
Publicis Groupe, ADR	23,414		463,597
Reed Elsevier, ADR	6,531		433,593
Sky, ADR	3,357		217,936

Wolters Kluwer, ADR	8,372		261,625
WPP, ADR	4,996		592,376
			2,263,689
Pharmaceuticals, Biotech & Life Sciences--9.5%
AstraZeneca, ADR	11,893		803,372
Bayer, ADR	8,930		1,275,293
Eisai, ADR	6,123		383,300
GlaxoSmithKline, ADR	21,240		942,419
Novartis, ADR	22,737		2,335,772
Novo Nordisk, ADR	21,175		1,195,964
Roche Holding, ADR	55,082		2,119,555
Sanofi, ADR	22,189		1,096,358
Shire, ADR	2,085		542,413
Teva Pharmaceutical Industries,
ADR	8,600		516,860
			11,211,306
Real Estate--3.4%
British Land, ADR	35,394		474,634
CapitaLand, ADR	53,796		278,373
City Developments, ADR	27,591		214,934
CK Hutchison Holdings, ADR	9,243	a	201,497
Daiwa House Industry, ADR	20,610		493,610
Hysan Development, ADR	23,301		214,369
Lend Lease Group, ADR	31,616		405,317
Mitsubishi Estate, ADR	16,000		355,360
Sino Land, ADR	25,641		221,795
Sun Hung Kai Properties, ADR	23,037		392,550
Swire Pacific, Cl. A, ADR	14,906		200,933
Westfield Group, ADR	33,714		499,641
			3,953,013
Retailing--1.2%
Hennes & Mauritz, ADR	88,406		696,639
Kingfisher, ADR	33,501		380,236
Marui Group, ADR	12,401		313,785
			1,390,660
Semiconductors & Semiconductor Equipment--.4%
Advantest, ADR	39,445		470,973
Software & Services--1.5%
Dassault Systemes, ADR	4,670		365,568
Fujitsu, ADR	7,602		210,575
NICE Systems, ADR	3,100		194,370
Sage Group, ADR	10,064		355,762
SAP, ADR	9,362		691,852
			1,818,127
Technology Hardware & Equipment--2.8%
Alcatel-Lucent, ADR	46,600	a	184,070
Canon, ADR	11,097		383,179
Ericsson, ADR	31,404		353,609
FUJIFILM Holdings, ADR	9,819		372,827
Hitachi, ADR	6,435		436,872
Kyocera, ADR	7,424		405,870
Nokia, ADR	42,250		308,003

Omron, ADR	6,660		307,492
Ricoh, ADR	15,155		157,460
TDK, ADR	4,571		367,051
			3,276,433
Telecommunication Services--4.9%
BT Group, ADR	8,084	a	553,754
Deutsche Telekom, ADR	40,234		692,830
Nippon Telegraph & Telephone, ADR	7,682		266,335
Orange, ADR	22,352		352,044
Singapore Telecommunications, ADR	11,960		366,454
SoftBank, ADR	18,000		537,300
Swisscom, ADR	6,236		362,187
Telecom Italia, ADR	21,096	a	258,215
Telefonica, ADR	43,083		610,055
Telenor, ADR	5,096		347,038
Telstra, ADR	17,148		406,236
Vodafone Group, ADR	24,564		958,733
			5,711,181
Transportation--2.2%
ANA Holdings, ADR	36,722		202,338
Deutsche Lufthansa, ADR	11,766		166,842
International Consolidated
Airlines Group, ADR	10,762	a	456,309
MTR, ADR	15,662		755,065
Nippon Yusen, ADR	60,373		361,634
Ryanair Holdings, ADR	3,452		229,903
TNT Express, ADR	42,344		356,536
			2,528,627
Utilities--3.7%
Centrica, ADR	19,270		329,902
CLP Holdings, ADR	18,613		162,678
E.ON, ADR	22,394		328,968
Enel, ADR	114,307		553,246
Energias de Portugal, ADR	6,730		264,220
GDF Suez, ADR	15,036		305,381
Hong Kong & China Gas, ADR	101,473		242,521
Iberdrola, ADR	21,746		603,669
National Grid, ADR	6,644		476,242
RWE, ADR	9,180		214,628
SSE, ADR	14,160		363,912
United Utilities Group, ADR	8,447		258,140
Veolia Environnement, ADR	10,027		208,562
			4,312,069
Total Common Stocks
(cost $130,902,800)			116,196,108
	Principal
Short-Term Investment--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.08%, 6/4/15
(cost $65,000)	65,000	[c]	65,000

Other Investment--.5%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $550,588)	550,588 [d]	550,588
Total Investments (cost $131,518,388)	99.3%	116,811,696
Cash and Receivables (Net)	.7%	858,519
Net Assets	100.0%	117,670,215

ADR--American Depository Receipts

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, this security was valued at $1,333,191 or 1.1% of net assets.
c	Held by or on behalf of a counterparty for open financial futures contracts.
d	Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized depreciation on investments was $14,706,692 of which $20,894,022 related to appreciated investment securities and $35,600,714 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	13.5
Capital Goods	9.9
Pharmaceuticals, Biotech & Life Sciences	9.5
Food, Beverage & Tobacco	8.1
Materials	7.0
Energy	5.5
Insurance	5.3
Automobiles & Components	5.2
Telecommunication Services	4.9
Utilities	3.7
Real Estate	3.4
Diversified Financials	3.2
Technology Hardware & Equipment	2.8
Consumer Durables & Apparel	2.7
Transportation	2.2
Media	1.9
Household & Personal Products	1.5
Software & Services	1.5
Commercial & Professional Services	1.4
Food & Staples Retailing	1.4
Health Care Equipment & Services	1.3
Consumer Services	1.2
Retailing	1.2
Short-Term/Money Market Investments	.6
Semiconductors & Semiconductor Equipment	.4
99.3

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
May 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 5/31/2015 ($)
Financial Futures Long
MSCI EAFE Index	12	1,140,000	June 2015	4,094

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	116,196,108	-	-	116,196,108
Mutual Funds	550,588	-	-	550,588
U.S. Treasury	-	65,000	-	65,000
Other Financial Instruments:
Financial Futures++	4,094	-	-	4,094

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end May 31, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
May 31, 2015 (Unaudited)

Common Stocks--97.7%	Shares		Value ($)
Australia--12.5%
Australia & New Zealand Banking Group	93,869		2,369,717
Bendigo & Adelaide Bank	175,531		1,644,429
Commonwealth Bank of Australia	108,497		7,010,408
Insurance Australia Group	2,059,958		8,881,559
National Australia Bank	208,651		5,442,781
Tabcorp Holdings	657,992		2,515,730
Tatts Group	1,074,492		3,404,487
Telstra	937,245		4,435,761
Westpac Banking	171,492		4,379,680
			40,084,552
Belgium--2.5%
Belgacom	233,400		8,110,461
Brazil--3.1%
AMBEV	770,000		4,446,537
Cielo	447,595		5,618,994
			10,065,531
Canada--7.3%
BCE	50,000		2,191,219
CI Financial	142,500		4,005,950
Inter Pipeline	160,700		3,998,117
National Bank of Canada	108,700		4,240,139
RioCan Real Estate Investment Trust	71,000		1,581,457
Shaw Communications, Cl. B	92,000		2,030,717
TELUS	121,000		4,119,604
TransCanada	26,100		1,131,224
			23,298,427
China--3.5%
Bank of China, Cl. H	6,295,500		4,176,968
Jiangsu Expressway, Cl. H	1,301,300		1,810,517
Zhejiang Expressway, Cl. H	3,284,700		5,106,614
			11,094,099
Finland--.6%
Elisa	60,000		1,842,202
France--3.2%
Klepierre	31,823		1,419,314
Neopost	61,817		2,937,760
Total	76,353		3,864,230
Unibail-Rodamco	7,600	a	1,956,307
			10,177,611
Germany--5.6%
Muenchener Rueckversicherungs	21,672		3,999,327
ProSiebenSat.1 Media	290,441		13,889,534
			17,888,861
Hong Kong--.4%
Shougang Fushan Resources Group	4,954,700		1,162,696
Israel--2.2%
Bezeq The Israeli Telecommunication	4,150,473		6,946,598
Italy--.5%
Snam	325,000		1,608,466
Japan--8.3%
Aozora Bank	3,676,000		14,113,174
Canon	5,800		200,206
Daito Trust Construction	49,800		5,533,358
Japan Airlines	7,700		264,258
NTT DOCOMO	71,100		1,274,946
Sumitomo	385,200		4,578,168
Takeda Pharmaceutical	14,400		697,957
			26,662,067
New Zealand--3.9%
Auckland International Airport	2,453,319		8,426,070
Mighty River Power	658,700		1,335,881
Spark New Zealand	1,467,000		2,874,567
			12,636,518

Norway--2.4%
Gjensidige Forsikring	497,448	7,674,876
Poland--.9%
Bank Handlowy w Warszawie	69,192	2,013,343
Synthos	731,795	930,720
		2,944,063
Portugal--.3%
Energias de Portugal	210,000	820,064
Singapore--.7%
Ascendas Real Estate Investment Trust	858,000	1,525,496
CapitaLand Commercial Trust	565,000	674,393
		2,199,889
South Africa--2.3%
Coronation Fund Managers	198,000	1,442,886
MMI Holdings	1,266,166	3,192,250
Vodacom Group	260,910	2,870,443
		7,505,579
Spain--9.3%
Banco Santander	808,300	5,756,490
Enagas	27,500	791,124
Ferrovial	555,300	11,991,802
Red Electrica	132,700	11,165,692
		29,705,108
Sweden--.9%
Skanska, Cl. B	139,593	2,905,620
Switzerland--.6%
Zurich Insurance Group	6,284	2,007,676
Taiwan--1.1%
Chicony Electronics	456,000	1,271,646
Far EasTone Telecommunications	275,000	651,940
Taiwan Mobile	457,000	1,605,428
		3,529,014
Thailand--1.0%
Advanced Info Service	481,600	3,342,665
Turkey--.5%
Tupras Turkiye Petrol Rafinerileri	58,594	1,464,274
United Kingdom--24.0%
Aberdeen Asset Management	230,000	1,570,918
AstraZeneca	66,656	4,463,422
Aviva	461,421	3,698,837
BAE Systems	537,297	4,232,179
BP	834,588	5,751,590
British American Tobacco	292,500	16,149,740
Centrica	347,483	1,476,668
GlaxoSmithKline	211,726	4,697,193
HSBC Holdings	279,481	2,661,009
ICAP	158,869	1,343,540
Legal & General Group	1,123,262	4,569,195
National Grid	314,140	4,492,826
Persimmon	64,600	1,940,406
Royal Dutch Shell, Cl. A	125,810	3,744,837
Royal Dutch Shell, Cl. B	12,008	363,042
Severn Trent	26,300	884,527
SSE	188,780	4,812,240
Standard Life	232,189	1,733,041
Unilever	18,700	826,324
Vodafone Group	1,979,375	7,740,142
		77,151,676
United States--.1%
iShares MSCI EAFE ETF	7,000	466,480
Total Common Stocks
(cost $301,071,711)		313,295,073

Preferred Stocks--.5%
Brazil
AES Tiete
(cost $2,320,359)	309,000	1,648,621
	Number of
Rights--.0%	Rights	Value ($)

Australia
National Australia Bank
(cost $84,350)	16,692 [a]	63,682

Other Investment--1.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,795,372)	3,795,372 [b]	3,795,372
Total Investments (cost $307,271,792)	99.4%	318,802,748
Cash and Receivables (Net)	.6%	1,784,682
Net Assets	100.0%	320,587,430

ETF--Exchange-Traded Fund

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $11,530,956 of which $24,456,242 related to appreciated investment securities and $12,925,286 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	34.5
Telecommunication Services	15.6
Industrial	13.2
Utilities	9.0
Consumer Discretionary	6.8
Consumer Staples	6.7
Energy	6.3
Health Care	3.1
Information Technology	2.2
Money Market Investment	1.2
Materials	.7
Exchange-Traded Funds	.1
99.4
† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	-	312,828,593 ++	-	312,828,593
Equity Securities - Foreign Preferred Stocks+	-	1,648,621++	-	1,648,621
Exchange-Traded Funds	466,480	-	-	466,480
Mutual Funds	3,795,372	-	-	3,795,372
Rights+	63,682	-	-	63,682

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
May 31, 2015 (Unaudited)

Common Stocks--97.0%	Shares		Value ($)
Australia--4.6%
ASX	110,263		3,497,336
Australia & New Zealand Banking Group	72,010		1,817,888
Dexus Property Group	1,358,116		8,274,257
Goodman Group	898,826		4,473,799
Insurance Australia Group	2,377,246		10,249,554
Lend Lease Group	317,686		4,020,444
Primary Health Care	398,048		1,617,793
QBE Insurance Group	328,918		3,665,144
South32	117,509	a	193,968
Woodside Petroleum	357,959		9,967,188
			47,777,371
Austria--.2%
Erste Group Bank	65,086	a	1,888,815
Belgium--1.0%
bpost	178,827		5,167,058
Solvay	40,057		5,547,044
			10,714,102
Brazil--.5%
Aperam	128,283	a	5,319,845
China--.2%
FIH Mobile	2,918,000	a	1,745,998
Denmark--.3%
Carlsberg, Cl. B	28,417		2,612,409
France--9.5%
Airbus Group	102,643	a	6,993,606
AXA	540,740		13,664,757
BNP Paribas	55,377		3,354,707
Cap Gemini	76,158		6,644,320
Carrefour	263,506		8,948,314
Casino Guichard Perrachon	28,645		2,249,877
Cie de St-Gobain	54,683		2,558,065
Danone	29,440		2,022,650
Electricite de France	372,240		9,151,352
GDF Suez	123,050		2,485,027
Safran	108,563		7,683,641
Sanofi	56,536		5,541,297
Societe Generale	226,098		10,560,586
Technip	53,684		3,545,968
Thales	117,837		7,335,170
Total	116,077		5,874,665
			98,614,002
Germany--5.6%
Aixtron	224,601	a	1,703,800
Commerzbank	1,155,200	a	15,374,498
Continental	25,265		5,835,053

Deutsche Bank	184,057		5,542,512
E.ON	132,661		1,948,423
Evonik Industries	144,391		5,391,715
Infineon Technologies	710,672		9,264,884
LANXESS	50,599		2,808,516
METRO	74,539		2,586,903
Suedzucker	57,782		901,546
Talanx	63,428		1,904,462
Wacker Chemie	41,364		4,489,859
			57,752,171
Hong Kong--2.1%
AIA Group	1,353,400		8,888,557
BOC Hong Kong Holdings	441,500		1,816,089
CITIC	1,646,000		3,174,888
Esprit Holdings	1,365,102		1,364,230
Lifestyle International Holdings	1,148,000		2,084,402
Pacific Basin Shipping	2,825,000		1,052,767
WH Group	1,842,500	b	1,411,232
Yue Yuen Industrial Holdings	598,000		2,055,156
			21,847,321
Ireland--1.5%
Bank of Ireland	10,158,808	a	3,883,006
CRH	70,199		1,965,616
Smurfit Kappa Group	333,483		9,844,877
			15,693,499
Israel--2.4%
Bezeq The Israeli Telecommunication	3,239,519		5,421,945
Teva Pharmaceutical Industries, ADR	318,223		19,125,202
			24,547,147
Italy--4.8%
Anima Holding	194,270	b	1,676,983
Assicurazioni Generali	616,812		11,930,084
Enel	1,279,426		6,212,595
Eni	527,067		9,489,180
Finmeccanica	148,384	a	1,970,205
Prysmian	152,811		3,451,120
Saras	1,039,560	a	1,725,405
Telecom Italia	8,561,387	a	10,494,480
UniCredit	318,785		2,231,721
			49,181,773
Japan--23.3%
Aisin Seiki	172,900		7,970,377
Chubu Electric Power	581,300		8,746,504
Credit Saison	197,600		3,876,564
Denso	43,800		2,283,846
East Japan Railway	38,390		3,500,121
Ebara	594,000		2,876,703
Fujitsu	2,032,000		11,361,836
Hitachi Chemical	189,700		3,726,397
Honda Motor	185,400		6,347,246
INPEX	606,600		7,469,075
Isuzu Motors	535,700		7,262,738

Japan Airlines	210,700	7,231,072
Japan Tobacco	219,600	7,968,450
KDDI	484,400	10,877,674
Lawson	61,800	4,310,059
LIXIL Group	178,600	3,403,400
Matsumotokiyoshi Holdings	42,070	1,692,187
Mitsubishi Electric	820,000	11,190,725
Mitsubishi UFJ Financial Group	698,700	5,148,284
Nintendo	46,700	7,896,273
Nippon Shokubai	474,000	6,548,962
Nippon Telegraph & Telephone	49,000	3,404,942
Nippon Telegraph & Telephone, ADR	8,760	303,709
Nissan Motor	209,000	2,175,102
Nomura Real Estate Holdings	189,400	3,864,057
Omron	160,800	7,460,296
Panasonic	964,700	14,143,051
Resona Holdings	974,300	5,559,071
Ricoh	279,900	2,913,288
Sawai Pharmaceutical	59,900	3,450,141
Secom	105,800	7,042,011
Seven & I Holdings	296,900	12,263,698
Shimamura	13,300	1,428,079
SoftBank	54,000	3,223,587
Sumitomo Electric Industries	215,740	3,439,271
Sumitomo Metal Mining	398,000	6,126,437
Sumitomo Mitsui Financial Group	503,200	22,787,751
Sumitomo Mitsui Trust Holdings	361,860	1,648,242
TDK	73,600	5,851,625
Yamada Denki	471,000	1,977,847
		240,750,698
Netherlands--3.0%
Aegon	306,334	2,337,431
ING Groep	172,630	2,851,115
Koninklijke Philips	474,767	12,939,820
Randstad Holding	49,692	2,879,911
Reed Elsevier	400,141	9,722,535
		30,730,812
Singapore--1.7%
ComfortDelGro	1,033,600	2,344,456
Oversea-Chinese Banking	923,100	6,973,454
Singapore Exchange	525,300	3,280,270
United Overseas Bank	184,900	3,169,984
Wilmar International	656,500	1,633,172
		17,401,336
Spain--2.5%
ACS Actividades de Construccion y Servicios	147,343	4,753,352
Banco Bilbao Vizcaya Argentaria	1,534,753	15,159,484
Banco Popular Espanol	409,009	2,018,341
Banco Santander	259,938	1,851,207
Ebro Foods	108,976	2,054,830
		25,837,214
Sweden--2.6%

Boliden	246,476		5,287,861
Electrolux, Ser. B	73,428		2,243,596
Ericsson, Cl. B	220,939		2,481,669
Getinge, Cl. B	125,719		3,039,763
SKF, Cl. B	221,606		5,359,328
Svenska Cellulosa, Cl. B	345,068		9,008,931
			27,421,148
Switzerland--7.5%
ABB	185,199	a	4,060,218
Adecco	85,225	a	6,788,481
Credit Suisse Group	208,801	a	5,543,540
Holcim	40,815	a	3,227,114
Novartis	208,821		21,490,875
Roche Holding	99,220		29,213,233
Swiss Life Holding	28,972	a	6,963,799
			77,287,260
United Arab Emirates--.3%
Dragon Oil	336,965		3,517,556
United Kingdom--21.2%
Anglo American	122,659		1,924,095
ArcelorMittal	197,584		2,102,639
AstraZeneca	222,944		14,928,786
Aviva	1,484,026		11,896,231
BAE Systems	669,463		5,273,224
Barclays	744,623		3,072,964
BHP Billiton	117,509		2,478,208
BP	934,326		6,438,938
Compass Group	484,503		8,483,323
esure Group	905,974		3,588,790
GlaxoSmithKline	301,349		6,685,502
Home Retail Group	1,084,602		2,611,781
HSBC Holdings	2,589,299		24,653,371
Imperial Tobacco Group	182,343		9,411,514
InterContinental Hotels Group	136,956		5,736,941
National Grid	739,592		10,577,634
Prudential	472,232		11,766,058
Royal Bank of Scotland Group	418,158	a	2,206,948
Royal Dutch Shell, Cl. A	199,891		5,949,918
Serco Group	1,267,422		2,669,082
Shire	135,260		11,707,111
Sky	699,356		11,289,338
Spire Healthcare Group	372,818	a,b	2,056,726
Standard Chartered	402,025		6,433,539
Tesco	1,331,470		4,328,727
Unilever	449,307		19,854,188
Whitbread	79,488		6,227,995
Wolseley	87,568		5,411,441
WPP	407,387		9,604,995
			219,370,007
United States--2.2%
iShares MSCI EAFE ETF	341,300		22,744,232
Total Common Stocks

(cost $1,027,513,105)		1,002,754,716

Preferred Stocks--1.3%
Germany
Volkswagen
(cost $13,365,987)	53,665	13,026,045

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $7,537,091)	7,537,091 [c]	7,537,091
Total Investments (cost $1,048,416,183)	99.0%	1,023,317,852
Cash and Receivables (Net)	1.0%	10,011,598
Net Assets	100.0%	1,033,329,450

ADR -- American Depository Receipts
ETF-- Exchange Traded Funds

a	Non-income producing security.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities were valued at $5,144,941 or 0.5% of net assets.
c	Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized depreciation on investments was $25,098,331 of which $54,607,960 related to appreciated investment securities and $79,706,291 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	26.6
Consumer Discretionary	12.9
Industrial	11.8
Health Care	11.5
Consumer Staples	9.0
Materials	6.5
Information Technology	5.5
Energy	5.2
Utilities	3.8
Telecommunication Services	3.3
Exchange Traded Funds	2.2
Money Market Investment	.7
99.0

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
May 31, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Japanese Yen,
Expiring
6/1/2015 a	67,989,957	547,794	547,798	4

Singapore Dollar,
Expiring
6/2/2015 b	1,368,587	1,015,357	1,015,197	(160)

Sales:		Proceeds ($)
Australian Dollar,
Expiring:
6/1/2015 a	63,986	48,880	48,920	(40)
6/2/2015 c	431,731	330,240	330,080	160

Euro,
Expiring
6/1/2015 d	31,163	34,216	34,226	(10)

Japanese Yen,
Expiring
6/2/2015 d	39,437,782	318,681	317,752	929

Gross Unrealized Appreciation				1,093
Gross Unrealized Depreciation				(210)

Counterparties:

a Morgan Stanley Capital Services
b Deutsche Bank
c	UBS
d Northern Trust

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	19,428,912	960,581,572 ++	-	980,010,484
Equity Securities - Foreign Preferred Stocks+	-	13,026,045 ++	-	13,026,045
Exchange-Traded Funds	22,744,232	-	-	22,744,232
Mutual Funds	7,537,091	-	-	7,537,091
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	1,093	-	1,093
Liabilities ($)
Forward Foreign Currency Exchange Contracts+++	-	(210)	-	(210)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end May 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market Opportunities Fund
May 31, 2015 (Unaudited)

Common Stocks--45.9%	Shares		Value ($)
Automobiles & Components--1.6%
Harley-Davidson	22,340		1,194,967
Johnson Controls	24,084		1,252,850
			2,447,817
Banks--.8%
Bank of America	73,260		1,208,790
Capital Goods--5.2%
Boeing	4,574		642,738
Donaldson	13,064		465,862
Dover	16,105		1,214,317
Eaton	19,845		1,420,703
Emerson Electric	7,235		436,343
Fastenal	11,720		486,497
Flowserve	9,590		527,450
Illinois Tool Works	9,610		901,706
MSC Industrial Direct, Cl. A	4,981		345,532
Precision Castparts	2,449		518,282
Toro	8,030		549,172
W.W. Grainger	932		223,987
			7,732,589
Consumer Durables & Apparel--.7%
DSW, Cl. A	14,980		519,057
NIKE, Cl. B	5,643		573,724
			1,092,781
Consumer Services--1.8%
McDonald's	4,434		425,354
Panera Bread, Cl. A	1,249	a	227,318
Starbucks	12,452		647,006
Yum! Brands	15,850		1,428,243
			2,727,921
Diversified Financials--3.0%
Capital One Financial	18,095		1,512,018
Intercontinental Exchange	6,094		1,442,937
Invesco	37,068		1,476,418
			4,431,373
Energy--4.0%
Anadarko Petroleum	11,360		949,810
Apache	3,709		221,947
EOG Resources	7,056		625,797
Halliburton	25,721		1,167,733
Marathon Oil	35,450		963,885
Occidental Petroleum	3,951		308,929
Schlumberger	5,856		531,549
Valero Energy	20,595		1,220,048
			5,989,698
Food & Staples Retailing--.3%

Wal-Mart Stores	6,021		447,180
Food, Beverage & Tobacco--1.7%
PepsiCo	14,355		1,384,253
Philip Morris International	14,100		1,171,287
			2,555,540
Health Care Equipment & Services--3.3%
C.R. Bard	3,959		674,297
Humana	9,210		1,976,927
Intuitive Surgical	615	a	299,966
ResMed	14,150		832,303
Stryker	6,662		640,418
Varian Medical Systems	5,611	a	485,913
			4,909,824
Household & Personal Products--1.0%
Colgate-Palmolive	7,881		526,372
Procter & Gamble	11,985		939,504
			1,465,876
Insurance--.9%
Aflac	20,840		1,296,665
Materials--1.9%
Dow Chemical	19,720		1,026,820
Ecolab	2,370		271,720
FMC	9,225		527,393
Monsanto	5,314		621,632
Praxair	3,408		418,707
			2,866,272
Media--1.9%
Comcast, Cl. A	24,335		1,422,624
Time Warner	16,595		1,401,946
			2,824,570
Pharmaceuticals, Biotech & Life Sciences--5.2%
AbbVie	27,830		1,853,200
Biogen	1,497	a	594,294
Celgene	17,176	a	1,965,621
Gilead Sciences	5,040		565,841
Johnson & Johnson	5,315		532,244
Mallinckrodt	14,960	a	1,936,422
Mettler-Toledo International	951	a	308,771
			7,756,393
Retailing--.8%
The TJX Companies	12,026		774,234
Tractor Supply	3,899		339,759
			1,113,993
Semiconductors & Semiconductor Equipment--1.4%
Avago Technologies	13,970		2,068,538
Software & Services--7.2%
Adobe Systems	7,147	a	565,256
Automatic Data Processing	6,755		577,620
Cognizant Technology Solutions,
Cl. A	8,990	a	581,833
Facebook, Cl. A	21,090	a	1,670,117
Google, Cl. A	630	a	343,552

Google, Cl. C	630	a	335,229
Jack Henry & Associates	9,110		592,879
MasterCard, Cl. A	8,975		828,033
Microsoft	11,819		553,838
Oracle	12,976		564,326
Paychex	11,781		582,099
salesforce.com	22,515	a	1,637,966
ServiceNow	26,090	a	1,998,755
			10,831,503
Technology Hardware & Equipment--2.6%
Amphenol, Cl. A	13,738		783,753
Cisco Systems	20,578		603,141
Palo Alto Networks	10,720	a	1,816,933
QUALCOMM	6,007		418,568
TE Connectivity	3,930		271,170
			3,893,565
Transportation--.6%
C.H. Robinson Worldwide	6,283		387,850
Expeditors International of
Washington	11,570		530,369
			918,219
Total Common Stocks
(cost $49,060,240)			68,579,107

Other Investment--54.3%
Registered Investment Companies:
BNY Mellon Income Stock Fund, Cl. M	2,235,234	b	20,720,621
Dreyfus Institutional Preferred
Plus Money Market Fund	570,246	c	570,246
Dreyfus Research Growth Fund, Cl. Y	2,238,717	b	33,043,461
Dreyfus Strategic Value Fund, Cl. Y	650,363	b	26,775,453
Total Other Investment
(cost $69,630,886)			81,109,781
Total Investments (cost $118,691,126)	100.2%		149,688,888
Liabilities, Less Cash and Receivables	(.2%)		(288,547)
Net Assets	100.0%		149,400,341

a	Non-income producing security.
b	Investment in affiliated mutual fund.
c	Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $30,997,762 of which $31,511,156 related to appreciated investment securities and $513,394 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	53.9
Software & Services	7.2
Capital Goods	5.2
Pharmaceuticals, Biotech & Life Sciences	5.2
Energy	4.0
Health Care Equipment & Services	3.3

Diversified Financials	3.0
Technology Hardware & Equipment	2.6
Materials	1.9
Media	1.9
Consumer Services	1.8
Food, Beverage & Tobacco	1.7
Automobiles & Components	1.6
Semiconductors & Semiconductor Equipment	1.4
Household & Personal Products	1.0
Insurance	.9
Banks	.8
Retailing	.8
Consumer Durables & Apparel	.7
Transportation	.6
Money Market Investment	.4
Food & Staples Retailing	.3
100.2

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	66,510,569	-	-	66,510,569
Equity Securities - Foreign Common Stocks+	2,068,538	-	-	2,068,538
Mutual Funds	81,109,781	-	-	81,109,781

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
May 31, 2015 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Banks--4.7%
Bank of America	439,315		7,248,698
Citigroup	24,030		1,299,542
JPMorgan Chase & Co.	99,346		6,534,980
Wells Fargo & Co.	110,040		6,157,838
			21,241,058
Capital Goods--6.0%
3M	19,310		3,071,835
Caterpillar	42,860		3,656,815
Emerson Electric	12,440		750,256
General Dynamics	32,085		4,497,034
General Electric	73,676		2,009,145
Honeywell International	12,245		1,275,929
Illinois Tool Works	13,145		1,233,395
Lincoln Electric Holdings	13,165		884,820
Rockwell Automation	14,440		1,774,532
Spirit Aerosystems Holdings, Cl. A	64,390	a	3,515,050
Textron	76,575		3,462,722
Timken	35,090		1,372,019
			27,503,552
Commercial & Professional Services--.2%
IHS, Cl. A	5,590	a	689,806
Consumer Services--2.3%
Las Vegas Sands	46,470		2,362,070
Royal Caribbean Cruises	56,120		4,263,998
Wyndham Worldwide	48,790		4,142,759
			10,768,827
Diversified Financials--5.2%
Affiliated Managers Group	18,500	a	4,137,710
American Express	9,115		726,648
Berkshire Hathaway, Cl. B	53,250	a	7,614,750
Franklin Resources	64,650		3,291,332
Moody's	10,340		1,117,754
Navient	36,315		699,790
T. Rowe Price Group	47,895		3,864,648
Waddell & Reed Financial, Cl. A	44,405		2,121,671
			23,574,303
Energy--9.0%
Cameron International	77,290	a	3,967,296
Chevron	20,995		2,162,485
EOG Resources	27,375		2,427,889
Exxon Mobil	139,735		11,905,422
Marathon Petroleum	48,825		5,051,435
National Oilwell Varco	60,810		2,991,244
Phillips 66	9,050		716,036
Schlumberger	30,400		2,759,408
Tesoro	53,220		4,709,970
Valero Energy	71,860		4,256,986
			40,948,171
Exchange-Traded Funds--.1%
SPDR S&P 500 ETF Trust	2,495		526,794
Food & Staples Retailing--3.9%
CVS Health	71,190		7,288,432
Kroger	60,365		4,394,572
Wal-Mart Stores	79,315		5,890,725
			17,573,729
Food, Beverage & Tobacco--5.9%
Altria Group	119,985		6,143,232
Archer-Daniels-Midland	89,115		4,709,728
Bunge	38,380		3,552,453
Monster Beverage	29,150	a	3,710,212
PepsiCo	72,105		6,953,085
Pilgrim's Pride	67,855		1,735,731

			26,804,441
Health Care Equipment & Services--5.6%
Abbott Laboratories	54,890		2,667,654
Anthem	33,525		5,627,171
Boston Scientific	267,980	a	4,895,995
C.R. Bard	19,810		3,374,039
Cigna	17,615		2,480,720
DENTSPLY International	17,750		923,621
Edwards Lifesciences	27,215	a	3,557,545
Teleflex	15,460		1,990,320
			25,517,065
Household & Personal Products--1.3%
Estee Lauder, Cl. A	30,985		2,709,019
Procter & Gamble	38,990		3,056,426
			5,765,445
Insurance--1.2%
Prudential Financial	17,630		1,491,674
Travelers	40,630		4,108,506
			5,600,180
Materials--3.2%
Alcoa	257,490		3,218,625
Celanese, Ser. A	62,320		4,290,732
Dow Chemical	34,190		1,780,273
LyondellBasell Industries, Cl. A	51,215		5,177,837
			14,467,467
Media--5.0%
Comcast, Cl. A	74,970		4,382,746
Time Warner	55,255		4,667,942
Twenty-First Century Fox, Cl. A	138,905		4,667,208
Walt Disney	81,315		8,974,737
			22,692,633
Pharmaceuticals, Biotech & Life Sciences--11.4%
AbbVie	93,445		6,222,503
Amgen	43,105		6,735,587
Biogen	4,180	a	1,659,418
Celgene	5,925	a	678,057
Eli Lilly & Co.	11,080		874,212
Gilead Sciences	71,745		8,054,811
Johnson & Johnson	93,535		9,366,595
Merck & Co.	97,170		5,916,681
Mettler-Toledo International	10,215	a	3,316,606
Pfizer	264,545		9,192,939
			52,017,409
Real Estate--3.8%
Host Hotels & Resorts	199,545	b	3,974,936
Post Properties	15,865	b	901,290
Prologis	90,680	b	3,590,021
Public Storage	19,935	b	3,858,220
Simon Property Group	4,585	b	831,719
Taubman Centers	44,675	b	3,307,290
Weyerhaeuser	26,070	b	848,839
			17,312,315
Retailing--3.9%
Bed Bath & Beyond	55,215	a	3,937,934
Dollar General	18,850		1,368,322
Home Depot	52,845		5,887,990
Lowe's	80,830		5,656,483
Target	10,000		793,200
			17,643,929
Semiconductors & Semiconductor Equipment--1.4%
Intel	63,210		2,178,217
Micron Technology	150,138	a	4,193,354
			6,371,571
Software & Services--11.2%
Accenture, Cl. A	52,860		5,076,674
DST Systems	8,385		992,784
Electronic Arts	69,095	a	4,336,057
Facebook, Cl. A	83,190	a	6,587,816
Google, Cl. A	9,085	a	4,954,232

Google, Cl. C	9,115	a	4,850,183
International Business Machines	35,455		6,014,941
Intuit	17,845		1,858,557
Microsoft	111,573		5,228,311
VeriSign	58,960	a	3,725,682
Visa, Cl. A	106,780		7,333,650
			50,958,887
Technology Hardware & Equipment--6.7%
Apple	168,285		21,924,170
Corning	190,630		3,987,980
Hewlett-Packard	139,680		4,665,312
			30,577,462
Telecommunication Services--2.4%
CenturyLink	96,070		3,193,367
Verizon Communications	153,030		7,565,803
			10,759,170
Transportation--3.1%
Delta Air Lines	41,500		1,781,180
Old Dominion Freight Line	48,725	a	3,313,787
Southwest Airlines	111,805		4,142,375
Union Pacific	50,835		5,129,760
			14,367,102
Utilities--2.2%
Entergy	49,235		3,765,000
NextEra Energy	44,010		4,503,983
Public Service Enterprise Group	46,145		1,967,161
			10,236,144
Total Common Stocks
(cost $370,547,454)			453,917,460

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $44,198)	44,198	[c]	44,198

Total Investments (cost $370,591,652)	99.7%		453,961,658
Cash and Receivables (Net)	.3%		1,541,326
Net Assets	100.0%		455,502,984

ETF--Exchange-Traded Fund

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $83,370,006 of which $90,722,026 related to appreciated investment securities and $7,352,020 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	11.4
Software & Services	11.2
Energy	9.0
Technology Hardware & Equipment	6.7
Capital Goods	6.0
Food, Beverage & Tobacco	5.9
Health Care Equipment & Services	5.6
Diversified Financials	5.2
Media	5.0
Banks	4.7
Food & Staples Retailing	3.9
Retailing	3.9
Real Estate	3.8
Materials	3.2
Transportation	3.1
Telecommunication Services	2.4
Consumer Services	2.3
Utilities	2.2
Semiconductors & Semiconductor Equipment	1.4

Household & Personal Products	1.3
Insurance	1.2
Commercial & Professional Services	.2
Exchange-Traded Funds	.1
Money Market Investment	.0
99.7

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	453,390,666	-	-	453,390,666
Exchange-Traded Funds	526,794	-	-	526,794
Mutual Funds	44,198	-	-	44,198

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
May 31, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.1%	Rate (%)	Date	Amount ($)		Value ($)
Florida--.7%
Peace River/Manasota Regional
Water Supply Authority,
Utility System Revenue	5.00	10/1/24	1,980,000		2,378,554
Illinois--.9%
Chicago,
GO	5.00	1/1/22	2,000,000		2,035,840
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Alternate Revenues)	5.25	12/1/35	1,000,000	a	941,380
Massachusetts--87.6%
Barnstable,
GO	4.00	9/15/21	580,000		659,564
Bellingham,
GO (Municipal Purpose Loan)	4.00	9/1/19	460,000		512,316
Bellingham,
GO (Municipal Purpose Loan)	5.00	9/1/23	305,000		373,088
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/17	2,000,000		2,201,380
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/18	1,500,000		1,694,820
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/25	2,500,000		2,882,050
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/26	2,480,000		2,817,999
Canton,
GO (Municipal Purpose Loan)	5.00	3/15/21	1,250,000		1,481,075
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/19	625,000		695,256
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/20	605,000		680,099
Falmouth,
GO (Municipal Purpose Loan)	4.00	7/15/21	1,000,000		1,126,400
Falmouth,
GO (Municipal Purpose Loan)	4.00	7/15/22	1,210,000		1,370,603
Falmouth,
GO (Municipal Purpose Loan)	4.00	7/15/23	1,205,000		1,372,362
Groton-Dunstable Regional School
District, GO	5.00	9/1/20	725,000	a	847,286
Hingham,
GO (Municipal Purpose Loan)	5.00	5/15/19	955,000		1,093,303
Massachusetts,
Federal Highway GAN
(Accelerated Bridge Program)	5.00	6/15/22	3,000,000		3,611,280
Massachusetts,
Federal Highway GAN

(Accelerated Bridge Program)	5.00	6/15/25	500,000		608,470
Massachusetts,
GO	0.65	11/1/18	2,500,000	b	2,509,000
Massachusetts,
GO	5.25	8/1/21	1,975,000		2,371,856
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,234,830
Massachusetts,
GO (Consolidated Loan)	5.00	5/1/23	2,500,000		3,025,250
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/23	310,000		362,294
Massachusetts,
GO (Consolidated Loan)	5.00	7/1/25	5,575,000		6,638,766
Massachusetts,
GO (Consolidated Loan)	5.00	11/1/25	2,250,000		2,708,820
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/26	5,000,000		5,905,550
Massachusetts,
GO (Consolidated Loan) (Green
Bonds)	5.00	9/1/22	1,650,000		1,983,944
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	8/1/17	5,825,000	c	6,387,287
Massachusetts,
GO (Consolidated Loan)
(Prerefunded)	5.00	8/1/18	4,000,000	c	4,488,480
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	1.04	1/1/16	3,540,000	b	3,568,355
Massachusetts,
Transportation Fund Revenue
(Accelerated Bridge Program)	5.00	6/1/21	2,100,000		2,484,006
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/18	4,000,000		4,485,440
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/20	2,500,000		2,937,225
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/20	1,500,000		1,780,680
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,500,000		3,013,750
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,000,000		2,411,000
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	2,430,000		2,960,299
Massachusetts Clean Energy

Cooperative Corporation, Clean
Energy Cooperative Revenue (A
Massachusetts Municipal
Lighting Plant Cooperative)	5.00	7/1/28	1,250,000		1,442,412
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/23	1,000,000	a	1,128,620
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/27	3,000,000	a	3,505,470
Massachusetts College Building
Authority, Project Revenue
(Green Bonds)	5.00	5/1/32	3,850,000	a	4,429,233
Massachusetts College Building
Authority, Project Revenue
(Green Bonds)	5.00	5/1/39	2,000,000	a	2,257,580
Massachusetts College Building
Authority, Project Revenue
(Green Bonds)	5.00	5/1/44	2,835,000	a	3,181,494
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/32	1,530,000		1,702,553
Massachusetts Department of
Transportation, Metropolitan
Highway System Subordinated
Revenue (Commonwealth Contract
Assistance Secured)	5.00	1/1/35	3,045,000		3,432,172
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College
Issue) (Escrowed To Maturity)	5.00	1/1/16	1,000,000	a	1,027,480
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College
Issue) (Prerefunded)	5.00	1/1/17	2,000,000	a,c	2,137,120
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College
Issue) (Prerefunded)	5.00	1/1/17	1,055,000	a,c	1,127,331
Massachusetts Development Finance
Agency, Revenue (Baystate
Medical Center Issue)	5.00	7/1/24	350,000		411,562
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/19	950,000	a	1,090,743
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/19	900,000	a	1,033,335
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/20	1,000,000	a	1,088,620
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/23	1,750,000	a	2,120,685

Massachusetts Development Finance
Agency, Revenue (Boston
Medical Center Issue) (Green
Bonds)	5.00	7/1/44	3,250,000		3,471,553
Massachusetts Development Finance
Agency, Revenue (Children's
Hospital Issue)	5.00	10/1/46	3,500,000		3,876,215
Massachusetts Development Finance
Agency, Revenue (College of
the Holy Cross Issue)	5.00	9/1/21	1,800,000	a	2,011,410
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	4.75	3/1/20	530,000	a	544,533
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.25	3/1/26	1,000,000	a	1,031,210
Massachusetts Development Finance
Agency, Revenue (Emerson
College Issue)	5.00	1/1/19	2,000,000	a	2,212,620
Massachusetts Development Finance
Agency, Revenue (Emerson
College Issue)	5.00	1/1/25	1,000,000	a	1,135,220
Massachusetts Development Finance
Agency, Revenue (MCPHS
University Issue)	5.00	7/1/31	400,000	a	459,048
Massachusetts Development Finance
Agency, Revenue (MCPHS
University Issue)	5.00	7/1/32	300,000	a	342,900
Massachusetts Development Finance
Agency, Revenue (MCPHS
University Issue)	5.00	7/1/37	465,000	a	527,231
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,825,000		2,093,950
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/31	675,000		758,795
Massachusetts Development Finance
Agency, Revenue (Simmons
College Issue)	5.25	10/1/24	465,000	a	533,071
Massachusetts Development Finance
Agency, Revenue (Simmons
College Issue)	5.00	10/1/25	700,000	a	800,856
Massachusetts Development Finance
Agency, Revenue (Simmons
College Issue)	5.00	10/1/29	2,820,000	a	3,106,963
Massachusetts Development Finance
Agency, Revenue (Southcoast
Health System Obligated Group
Issue)	4.00	7/1/20	530,000		574,229
Massachusetts Development Finance
Agency, Revenue (Southcoast

Health System Obligated Group
Issue)	5.00	7/1/27	1,550,000		1,762,226
Massachusetts Development Finance
Agency, Revenue (The Broad
Institute Issue)	5.25	4/1/23	3,675,000		4,354,030
Massachusetts Development Finance
Agency, Revenue (The Broad
Institute Issue)	5.25	4/1/24	4,500,000		5,304,870
Massachusetts Development Finance
Agency, Revenue (The Park
School Issue)	5.00	9/1/21	300,000	a	345,546
Massachusetts Development Finance
Agency, Revenue (Tufts
University Issue)	5.00	8/15/38	1,000,000	a	1,141,650
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	4.00	10/1/17	730,000	a	783,918
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/19	910,000	a	1,048,457
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/20	905,000	a	1,061,701
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/21	830,000	a	985,276
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project)	2.13	12/1/15	1,250,000		1,258,800
Massachusetts Development Finance
Agency, Special Obligation
Revenue (Commonwealth Contract
Assistance)	5.00	5/1/34	2,755,000		3,125,768
Massachusetts Development Finance
Agency, Special Obligation
Revenue (Commonwealth Contract
Assistance)	5.00	5/1/39	1,460,000		1,637,098
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)
(Prerefunded)	5.75	5/1/19	2,000,000	c	2,344,700
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue I)	4.00	1/1/18	2,500,000	a	2,635,225

Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue I)	5.00	1/1/20	1,400,000	a	1,549,534
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/24	2,155,000	a	2,341,774
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/32	2,000,000	a	2,165,540
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/37	3,350,000	a	3,620,848
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty Corp.)	5.13	11/15/35	1,000,000		1,108,810
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue)	5.00	7/1/18	690,000		768,708
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Capital Asset Program)
(Insured; National Public
Finance Guarantee Corp.)	5.38	2/1/27	1,650,000		1,831,599
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/20	1,000,000		1,110,080
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/23	1,325,000		1,466,629
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000		3,104,640
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000		2,240,620
Massachusetts Health and

Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/27	3,230,000	a	3,735,204
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/21	1,400,000		1,581,006
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/26	2,525,000		2,841,559
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/27	1,000,000		1,125,370
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.50	7/1/22	1,800,000	a	2,241,396
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	3,335,000	a	4,091,378
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	2,495,000	a	2,875,238
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	1,000,000	a	1,179,860
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.63	10/1/29	3,000,000	a	3,474,750
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000	a	3,425,310
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/22	115,000		124,754
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Prerefunded)	5.00	7/1/17	135,000	c	146,912
Massachusetts Health and
Educational Facilities

Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	410,000	a	488,601
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	1,060,000	a,c	1,087,634
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	885,000	a,c	908,072
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	7.50	10/1/18	590,000	c	711,705
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	2,100,000	a	2,438,856
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Prerefunded)	5.25	8/15/18	1,000,000	c	1,130,160
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue) (Prerefunded)	5.38	8/15/18	2,000,000	c	2,268,180
Massachusetts Housing Finance
Agency, Housing Revenue	4.00	6/1/19	2,860,000		3,084,110
Massachusetts Port Authority,
Revenue	5.00	7/1/19	400,000		458,228
Massachusetts Port Authority,
Revenue	4.00	7/1/20	1,000,000		1,115,550
Massachusetts Port Authority,
Revenue	5.00	7/1/21	525,000		620,655
Massachusetts Port Authority,
Revenue	5.00	7/1/27	1,345,000		1,528,485
Massachusetts Port Authority,
Revenue	5.00	7/1/28	2,500,000		2,869,650
Massachusetts Port Authority,
Revenue	5.00	7/1/33	2,000,000		2,287,000
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/26	4,000,000	a	4,743,040
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/29	4,700,000	a	5,450,590
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/30	2,000,000	a	2,305,600
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance

Guarantee Corp.) (Escrowed to
Maturity)	5.00	1/1/20	3,770,000		4,135,803
Massachusetts Water Pollution
Abatement Trust, (Pool Program)	5.00	8/1/18	75,000		75,302
Massachusetts Water Pollution
Abatement Trust, (Pool Program)	5.25	8/1/20	1,700,000		2,019,107
Massachusetts Water Pollution
Abatement Trust, (Pool Program)	5.25	8/1/22	2,350,000		2,882,557
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	155,000		155,684
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/19	2,475,000		2,851,274
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/27	5,000,000		5,794,950
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/28	500,000		577,500
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/44	4,465,000		5,050,004
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/24	2,340,000		2,561,013
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	95,000	c	104,192
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	65,000	c	71,289
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/17	160,000	c	175,482
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/25	1,000,000		1,165,560
Newton,
GO	5.00	4/1/39	2,500,000		2,821,450
Reading,
GO (Municipal Purpose Loan)	4.00	4/15/25	1,260,000		1,451,545
Westwood,
GO	4.00	6/1/18	1,105,000		1,201,533
Michigan--.7%
Michigan Finance Authority,
HR (Trinity Health Credit

Group)	5.00	12/1/33	2,000,000		2,219,040
New Jersey--1.5%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/25	2,000,000	a	2,208,600
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/42	2,500,000		2,512,875
New York--1.2%
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	1,750,000	d	1,792,385
New York State Energy Research and
Development Authority, PCR
(New York State Electric and
Gas Corporation Project)	2.00	5/1/20	2,000,000		1,989,160
Pennsylvania--1.1%
Northhampton County General
Purpose Authority, College
Revenue (Lafayette College)	5.00	11/1/43	3,305,000	a	3,679,126
Texas--.9%
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/33	2,500,000		2,768,775
Washington--.2%
King County,
Sewer Revenue	5.00	7/1/23	425,000		515,725
U.S. Related--3.3%
Guam,
Business Privilege Tax Revenue	5.00	1/1/25	1,500,000		1,704,030
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	500,000		587,885
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,109,410
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,135,000		1,137,883
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	1,000,000		1,049,680
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	1,750,000		1,080,765
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	1,000,000		1,000,880
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue

(Insured; FGIC)	5.25	7/1/15	305,000		301,306
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/16	330,000		290,588
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/20	2,000,000		1,281,180
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000	e	617,480
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000	e	325,748
Total Long-Term Municipal Investments
(cost $304,383,467)					315,939,837
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.1%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts:
Massachusetts,
GO Notes (Consolidated Loan)
(Liquidity Facility; Wells
Fargo Bank)	0.08	6/1/15	100,000	f	100,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; TD
Bank)	0.09	6/1/15	100,000	a,f	100,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	0.06	6/1/15	100,000	a,f	100,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
JPMorgan Chase Bank)	0.10	6/1/15	500,000	f	500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
Wells Fargo Bank)	0.08	6/1/15	1,300,000	f	1,300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.12	6/1/15	7,400,000	f	7,400,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (The Henry
Heywood Memorial Hospital
Issue) (LOC; TD Bank)	0.07	6/1/15	200,000	f	200,000
Massachusetts Health and

Educational Facilities
Authority, Revenue (Tufts
University Issue) (Liquidity
Facility; Bank of America)	0.08	6/1/15	325,000	a,f	325,000
Total Short-Term Municipal Investments
(cost $10,025,000)					10,025,000
Total Investments (cost $314,408,467)			101.2%		325,964,837
Liabilities, Less Cash and Receivables			(1.2%)		(3,870,027)
Net Assets			100.0%		322,094,810

a At May 31, 2015, the fund had $101,159,163 or 31.4% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
b Variable rate security--interest rate subject to periodic change.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Securitiy exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the security were valued at $1,792,385 or 0.6% of net assets.
e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f Variable rate demand note - rate shown is the interest rate in effect at May 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2015, net unrealized appreciation on investments was $11,556,370 of which $14,640,422 related to appreciated investment securities and $3,084,052 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue

SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2015 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	50	(5,986,328)	September 2015	(26,953)
U.S. Treasury 10 Year Notes	100	(12,768,750)	September 2015	(39,844)

				(66,797)

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	325,964,837	-	325,964,837
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(66,797)	-	-	(66,797)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end May 31, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund
May 31, 2015 (Unaudited)

Common Stocks--98.1%	Shares		Value ($)
Automobiles & Components--1.6%
BorgWarner	22,400		1,347,360
Gentex	493,594		8,479,945
Goodyear Tire & Rubber	34,530		1,099,608
Harley-Davidson	51,273		2,742,593
Lear	136,171		15,798,559
Tenneco	51,610	a	3,030,539
Tesla Motors	9,574	a,b	2,401,159
Thor Industries	9,980		609,678
Visteon	7,915	a	866,851
			36,376,292
Banks--4.3%
BB&T	156,220		6,166,003
BOK Financial	14,910		964,379
CIT Group	27,035		1,250,639
City National	12,125		1,117,682
Comerica	147,889		7,239,166
Cullen/Frost Bankers	19,075		1,400,296
East West Bancorp	226,059		9,697,931
Fifth Third Bancorp	333,714		6,754,371
First Horizon National	96,985		1,431,499
First Niagara Financial Group	107,685		959,473
First Republic Bank	79,085		4,788,597
Fulton Financial	60,985		772,070
Hudson City Bancorp	83,355		793,123
Huntington Bancshares	396,431		4,412,277
KeyCorp	62,410		909,938
M&T Bank	11,460		1,385,285
New York Community Bancorp	79,265		1,406,161
People's United Financial	59,805		930,566
Popular	23,480	a	762,865
Regions Financial	129,005		1,301,660
Signature Bank	96,171	a	13,430,280
SunTrust Banks	310,332		13,244,970
SVB Financial Group	66,715	a	9,000,521
TCF Financial	44,875		706,333
Webster Financial	212,165		8,038,932
Zions Bancorporation	58,105		1,678,072
			100,543,089
Capital Goods--9.3%
A.O. Smith	99,458		7,099,312
Acuity Brands	7,070		1,247,784
AECOM	30,725	a	1,014,847
Allegion	15,586		973,190
AMETEK	41,382		2,224,696
B/E Aerospace	123,809		7,099,208
Beacon Roofing Supply	48,415	a	1,518,294
Carlisle	142,164		14,095,561
Chicago Bridge & Iron Co.	19,593	b	1,063,116
Curtiss-Wright	29,637		2,136,531
Donaldson	32,690		1,165,725
Dover	49,029		3,696,787
Fastenal	99,958	b	4,149,257
Flowserve	13,335		733,425
Fluor	107,657		6,052,476
Fortune Brands Home & Security	25,330		1,161,634
Generac Holdings	50,012	a	2,089,501
HD Supply Holdings	151,851	a	4,927,565
Hubbell, Cl. B	9,829		1,061,827

Huntington Ingalls Industries	44,920		5,569,631
IDEX	116,208		8,978,230
Ingersoll-Rand	277,496		19,086,175
KLX	12,855		563,563
L-3 Communications Holdings	9,190		1,082,674
Lincoln Electric Holdings	15,500		1,041,755
Masco	220,016		5,955,833
Middleby	51,615	a	5,610,551
MRC Global	33,050	a	505,996
MSC Industrial Direct, Cl. A	12,180		844,927
Navistar International	11,845	a	313,656
Nordson	85,861		6,947,014
Orbital ATK	3,010		230,265
Owens Corning	19,870		841,693
PACCAR	67,135		4,267,101
Pall	15,515		1,930,687
Parker Hannifin	130,161		15,675,289
Pentair	11,890		761,317
Quanta Services	39,835	a	1,167,962
Regal Beloit	162,786		12,728,237
Rockwell Automation	8,570		1,053,167
Rockwell Collins	16,865		1,605,379
Roper Technologies	36,104		6,316,756
Sensata Technologies Holding	126,611	a	6,975,000
Snap-on	55,356		8,602,322
SPX	9,430		700,743
Stanley Black & Decker	33,395		3,420,984
Terex	80,710		1,995,958
Textron	31,410		1,420,360
Timken	68,937		2,695,437
TransDigm Group	8,200		1,853,528
Triumph Group	12,145	b	809,950
United Rentals	15,670	a	1,393,220
Veritiv	3,096		128,143
W.W. Grainger	5,246		1,260,771
WABCO Holdings	29,873	a	3,776,545
Wabtec	68,601		6,880,680
WESCO International	44,781	a	3,217,963
Xylem	118,426		4,330,839
			216,051,037
Commercial & Professional Services--2.5%
ADT	28,845	b	1,052,266
Avery Dennison	53,397		3,305,808
Cintas	21,190		1,824,247
Copart	106,593	a	3,688,118
DeVry Education Group	24,120		767,257
IHS, Cl. A	33,899	a	4,183,137
ManpowerGroup	48,623		4,115,937
Pitney Bowes	32,640		713,184
R.R. Donnelley & Sons	43,320	b	830,878
Republic Services	30,135		1,214,139
Robert Half International	136,987		7,721,957
Stericycle	33,604	a	4,613,829
Towers Watson & Co., Cl. A	116,160		16,024,272
Tyco International	16,910		682,488
Verisk Analytics, Cl. A	83,081	a	6,030,019
Waste Connections	30,650		1,487,445
			58,254,981
Consumer Durables & Apparel--3.4%
Brunswick	61,371		3,132,376
Carter's	49,562		5,115,790
Coach	27,245		963,656
D.R. Horton	38,970		1,017,896
Deckers Outdoor	6,255	a	426,278
DSW, Cl. A	82,910		2,872,831

Garmin	14,710		669,011
Hanesbrands	51,440		1,638,878
Harman International Industries	7,090		854,487
Hasbro	14,850		1,071,130
Jarden	160,639	a	8,523,505
Kate Spade & Company	18,465	a	457,563
Leggett & Platt	22,895		1,082,476
Lennar, Cl. A	10,685		498,242
Mattel	31,120		803,207
Michael Kors Holdings	20,510	a	953,715
Mohawk Industries	4,205	a	784,821
Newell Rubbermaid	217,949		8,615,524
NVR	657	a	893,914
Polaris Industries	40,767		5,831,719
PulteGroup	29,770		570,989
PVH	186,497		19,515,046
Ralph Lauren	2,560		333,824
Toll Brothers	36,860	a	1,333,226
Tupperware Brands	8,905		585,415
Under Armour, Cl. A	97,302	a,b	7,629,450
VF	30,055		2,116,774
Whirlpool	8,360		1,540,330
			79,832,073
Consumer Services--1.3%
Avis Budget Group	13,250	a	675,750
Brinker International	13,495		744,654
Chipotle Mexican Grill	9,585	a	5,899,759
Darden Restaurants	20,305		1,330,790
Dunkin' Brands Group	16,555	b	883,375
Houghton Mifflin Harcourt	1,408	a	37,143
Hyatt Hotels, Cl. A	12,175	a	699,576
Marriott International, Cl. A	21,885		1,706,811
MGM Resorts International	53,770	a	1,078,089
Panera Bread, Cl. A	54,200	a	9,864,400
Restaurant Brands International	25,640	b	991,499
Royal Caribbean Cruises	10,310		783,354
Service Corporation International	34,275		996,032
Starwood Hotels & Resorts
Worldwide	19,095	c	1,580,302
Wyndham Worldwide	13,715		1,164,541
Wynn Resorts	9,360		942,458
			29,378,533
Diversified Financials--10.1%
Affiliated Managers Group	31,067	a	6,948,445
Ameriprise Financial	22,405		2,791,439
Blackstone Group	78,930		3,457,134
CBOE Holdings	101,390		5,933,343
Charles Schwab	101,086		3,199,372
Discover Financial Services	279,409		16,281,162
Dun & Bradstreet	10,045		1,285,057
E*TRADE Financial	541,894	a	15,964,197
Equifax	137,094		13,754,641
FNFV Group	110,084	a	1,690,890
H&R Block	141,642		4,494,301
Intercontinental Exchange	86,146		20,397,650
Invesco	166,082		6,615,046
Legg Mason	22,615		1,206,736
Leucadia National	700,276		17,247,798
McGraw-Hill Financial	59,016		6,122,910
Moody's	38,696		4,183,038
NASDAQ OMX Group	26,225		1,357,144
Navient	192,606		3,711,518
Northern Trust	24,245		1,807,465
NorthStar Asset Management	31,215		682,984
Principal Financial Group	32,450		1,677,341

Raymond James Financial	410,525		23,859,713
SEI Investments	78,683		3,764,195
SLM	1,852,845	a	19,010,190
State Street	40,982		3,193,727
T. Rowe Price Group	104,203		8,408,140
TD Ameritrade Holding	669,111		24,857,474
Voya Financial	245,276		11,113,456
			235,016,506
Energy--3.5%
Cabot Oil & Gas	48,460		1,645,702
Cameron International	18,710	a	960,384
Cheniere Energy	25,315	a	1,919,636
Chesapeake Energy	55,680	b	785,645
Cimarex Energy	11,635		1,343,959
Cobalt International Energy	43,505	a	442,011
Concho Resources	35,003	a	4,210,861
CONSOL Energy	25,135		699,758
Dresser-Rand Group	7,850	a	664,110
Energen	62,560		4,329,152
EQT	49,894		4,244,482
FMC Technologies	24,310	a	1,015,915
Gulfport Energy	18,315	a	790,475
Helmerich & Payne	13,000		948,870
HollyFrontier	25,495		1,061,867
Kosmos Energy	117,458	a	1,044,202
Laredo Petroleum	14,795	a,b	201,508
Marathon Petroleum	45,165		4,672,771
Murphy Oil	20,310		882,673
Nabors Industries	40,150		592,212
Newfield Exploration	26,975	a	1,019,925
Noble Energy	37,660		1,648,755
Oceaneering International	19,970		1,014,476
Oil States International	158,094	a	6,462,883
ONEOK	33,575		1,407,464
Parsley Energy, Cl. A	87,191		1,524,971
QEP Resources	482,436		9,084,270
Range Resources	176,386		9,773,548
Rice Energy	57,634	a	1,263,914
Seadrill	43,225	b	514,810
SM Energy	10,940		572,381
Southwestern Energy	56,130	a	1,446,470
Superior Energy Services	52,585		1,214,188
Targa Resources	5,400		496,530
Tesoro	82,319		7,285,232
Western Refining	39,171		1,722,741
Whiting Petroleum	22,525	a	743,100
World Fuel Services	12,435		622,123
			80,273,974
Exchange-Traded Funds--1.4%
iShares Russell Mid-Cap Growth ETF	222,026		21,849,579
PowerShares QQQ Trust Series 1	48,087		5,291,974
Standard & Poor's Depository
receipts s&p midcap 400 etf
trust	19,175		5,324,706
			32,466,259
Food & Staples Retailing--.7%
Kroger	56,145		4,087,356
Rite Aid	281,477	a	2,454,479
United Natural Foods	127,732	a	8,566,985
Whole Foods Market	43,630		1,799,301
			16,908,121
Food, Beverage & Tobacco--2.4%
Brown-Forman, Cl. B	16,455		1,551,213
Bunge	19,505		1,805,383
Campbell Soup	16,265		786,250

Coca-Cola Enterprises	74,929		3,314,110
ConAgra Foods	51,890		2,003,473
Constellation Brands, Cl. A	57,935		6,829,957
Dr. Pepper Snapple Group	17,875		1,369,940
Hain Celestial Group	73,018	a	4,619,849
Hershey	12,140		1,127,320
Ingredion	20,680		1,695,140
J.M. Smucker	44,596		5,286,856
Keurig Green Mountain	11,200		965,888
Lorillard	76,852		5,570,233
McCormick & Co.	21,745		1,706,983
Mead Johnson Nutrition	14,500		1,410,850
Molson Coors Brewing, Cl. B	13,200		968,616
Monster Beverage	15,695	a	1,997,660
Tyson Foods, Cl. A	100,891		4,282,823
WhiteWave Foods	153,933	a	7,393,402
			54,685,946
Health Care Equipment & Services--7.9%
Alere	15,450	a	796,911
Align Technology	230,427	a	13,980,006
Allscripts Healthcare Solutions	40,940	a	576,026
AmerisourceBergen	102,303		11,515,226
athenahealth	66,002	a	7,695,833
Becton Dickinson & Co.	16,654		2,340,053
Boston Scientific	969,933	a	17,720,676
Brookdale Senior Living	255,086	a	9,614,191
C.R. Bard	30,054		5,118,797
Cardinal Health	80,467		7,094,775
Catamaran	30,682	a	1,836,318
Centene	15,780	a	1,188,865
Cerner	105,580	a	7,104,478
Cigna	30,325		4,270,670
Community Health Systems	15,253	a	843,643
Cooper	83,182		15,119,992
DaVita HealthCare Partners	37,289	a	3,124,072
DENTSPLY International	20,700		1,077,124
Edwards Lifesciences	9,715	a	1,269,945
HCA Holdings	32,170	a	2,632,471
Health Net	15,005	a	933,911
Henry Schein	13,260	a	1,878,544
Hill-Rom Holdings	11,425		589,073
Hologic	27,950	a	999,772
Humana	15,420		3,309,903
IDEXX Laboratories	17,324	a	2,349,134
IMS Health Holdings	244,382	a	7,272,808
Intuitive Surgical	3,266	a	1,592,992
Laboratory Corporation of America
Holdings	32,408	a	3,822,524
McKesson	9,007		2,136,731
MEDNAX	179,028	a	12,743,213
Omnicare	32,198		3,068,147
Quest Diagnostics	20,980		1,578,325
ResMed	19,720	b	1,159,930
Sirona Dental Systems	52,092	a	5,142,522
St. Jude Medical	67,129		4,950,764
STERIS	25,163		1,681,643
Tenet Healthcare	14,187	a	754,607
Universal Health Services, Cl. B	8,935		1,157,797
Varian Medical Systems	55,656	a	4,819,810
Veeva Systems, Cl. A	17,405	a,b	472,024
Zimmer Holdings	47,493		5,418,476
			182,752,722
Household & Personal Products--.6%
Avon Products	61,250	b	411,600
Church & Dwight	82,729		6,946,754

Clorox	9,330		1,004,468
Energizer Holdings	8,665		1,227,744
Estee Lauder, Cl. A	29,340		2,565,196
Herbalife	2,770	a,b	144,123
Nu Skin Enterprises, Cl. A	9,805		496,133
			12,796,018
Insurance--3.5%
Alleghany	9,510	a	4,520,578
Allstate	88,384		5,950,011
Aon	84,718		8,575,156
Arthur J. Gallagher & Co.	29,250		1,417,162
Assurant	17,375		1,144,144
Assured Guaranty	27,880		797,089
Cincinnati Financial	11,740		593,809
Everest Re Group	9,025		1,638,128
FNF Group	337,540		12,813,018
Genworth Financial, Cl. A	77,460	a	615,032
Hartford Financial Services Group	72,532		2,981,790
Lincoln National	33,965		1,936,345
Loews	73,226		2,937,827
Markel	1,324	a	1,023,134
Marsh & McLennan	100,189		5,834,005
Old Republic International	68,500		1,059,010
PartnerRe	7,730		1,015,954
Progressive	80,350		2,196,769
Reinsurance Group of America	69,071		6,461,592
StanCorp Financial Group	14,060		1,043,533
Symetra Financial	77,872		1,904,749
Torchmark	80,566		4,597,902
Unum Group	73,860		2,582,146
Validus Holdings	20,510		880,084
W.R. Berkley	62,556		3,065,244
XL Group	118,260		4,456,037
			82,040,248
Materials--4.3%
Airgas	11,060		1,127,456
Albemarle	15,825		951,874
Alcoa	102,155		1,276,937
Allegheny Technologies	19,210		624,325
Ashland	9,965	b	1,269,541
Ball	8,740	b	620,453
Bemis	19,680		904,099
Celanese, Ser. A	25,490		1,754,986
CF Industries Holdings	4,276		1,350,703
Crown Holdings	100,162	a	5,537,957
Cytec Industries	20,985		1,269,383
Eastman Chemical	15,290		1,173,813
FMC	19,265		1,101,380
Graphic Packaging Holding	476,195		6,781,017
Huntsman	73,309		1,645,054
International Flavors & Fragrances	12,740		1,516,570
International Paper	84,818		4,396,117
Martin Marietta Materials	8,375		1,247,959
MeadWestvaco	25,220		1,274,619
Mosaic	28,670		1,314,520
New Gold	632,900	a	2,012,622
Newmont Mining	542,701		14,783,175
Nucor	37,730		1,784,629
Owens-Illinois	34,435	a	822,997
Packaging Corporation of America	39,618		2,740,773
Reliance Steel & Aluminum	13,490		860,662
Royal Gold	16,365		1,059,961
Sealed Air	29,615		1,442,251
Sherwin-Williams	6,557		1,889,596
Sigma-Aldrich	8,950		1,246,735

Sonoco Products	26,130		1,176,373
Steel Dynamics	43,675		952,552
Tahoe Rescouces	8,205		114,296
TimkenSteel	12,077		359,291
Valspar	214,244		17,880,804
Vulcan Materials	70,960		6,381,433
W.R. Grace & Co.	11,035	a	1,080,657
Yamana Gold	1,393,937		5,004,234
			98,731,804
Media--2.3%
AMC Networks, Cl. A	11,045	a	868,026
CBS, Cl. B	126,809		7,826,651
Charter Communications, Cl. A	7,790	a,b	1,394,566
Cinemark Holdings	24,235		982,244
Discovery Communications, Cl. A	22,600	a	767,044
Discovery Communications, Cl. C	22,600	a	710,657
DISH Network, Cl. A	20,580	a	1,456,858
DreamWorks Animation SKG, Cl. A	24,890	a,b	670,785
Gannett	35,435		1,268,219
IMAX	313,284	a	12,637,877
Interpublic Group of Companies	65,925		1,346,189
John Wiley & Sons, Cl. A	18,510		1,073,950
Liberty Broadband, Cl. A	2,552	a	137,578
Liberty Broadband, Cl. C	5,105	a	273,015
Liberty Media, Cl. A	10,210	a	391,196
Liberty Media, Cl. C	20,420	a	775,143
Liberty Ventures, Ser. A	21,736	a	902,044
Lions Gate Entertainment	244,114		8,077,732
Nielsen	30,415		1,368,371
Omnicom Group	120,055	b	8,947,699
Sirius XM Holdings	213,585	a	824,438
Starz, Cl. A	17,375	a	729,055
			53,429,337
Pharmaceuticals, Biotech & Life Sciences--4.9%
AbbVie	13,570		903,626
Agilent Technologies	150,871		6,214,376
Akorn	25,323	a	1,162,326
Alkermes	127,578	a	7,795,016
Alnylam Pharmaceuticals	7,790	a	1,021,191
Bio-Techne	7,450		754,312
BioMarin Pharmaceutical	14,700	a	1,845,879
Bruker	69,553	a	1,379,931
Charles River Laboratories
International	8,750	a	632,975
Endo International	20,910	a	1,751,422
Hospira	17,420	a	1,540,276
ICON	52,762	a	3,422,671
Illumina	14,015	a	2,888,211
Incyte	14,810	a	1,631,322
Intercept Pharmaceuticals	1,492	a	380,751
Jazz Pharmaceuticals	99,412	a	17,829,542
Mallinckrodt	74,348	a	9,623,605
Medivation	10,645	a	1,405,672
Mettler-Toledo International	3,768	a	1,223,394
Mylan	45,570	a	3,309,749
Myriad Genetics	24,165	a,b	820,402
PAREXEL International	60,213	a	4,002,358
Perrigo Company	37,174		7,074,212
QIAGEN	33,950	a	833,982
Receptos	38,709	a	6,382,727
United Therapeutics	4,875	a	895,635
Vertex Pharmaceuticals	172,243	a	22,097,054
Waters	14,200	a	1,897,404
Zoetis	44,570		2,218,249
			112,938,270

Real Estate--5.5%
American Assets Trust	35,781	c	1,407,982
American Capital Agency	60,955	c	1,271,521
American Homes 4 Rent, Cl. A	114,365		1,908,752
Apartment Investment & Management,
Cl. A	26,730	c	1,013,869
AvalonBay Communities	7,330	c	1,220,445
Boston Properties	63,230	c	8,221,797
Camden Property Trust	22,100	c	1,657,058
CBRE Group, Cl. A	373,223	a	14,272,047
Communications Sales & Leasing	6,684		174,118
Corrections Corporation of America	18,514	c	650,952
Crown Castle International	32,355		2,638,550
Digital Realty Trust	24,085	c	1,590,573
Douglas Emmett	64,387	c	1,891,690
Equity Commonwealth	43,725	a,c	1,125,919
Equity LifeStyle Properties	27,230	c	1,491,932
Equity Residential	71,477	c	5,312,171
Essex Property Trust	24,024	c	5,348,223
Extra Space Storage	24,390	c	1,708,032
Federal Realty Investment Trust	2,485	c	334,158
Forest City Enterprises, Cl. A	28,360	a	653,982
General Growth Properties	24,840	c	703,717
HCP	43,605	c	1,688,386
Health Care REIT	31,835	c	2,236,727
Healthcare Trust of America, Cl. A	46,815		1,160,544
Home Properties	20,385	c	1,515,013
Hospitality Properties Trust	37,560	c	1,133,936
Host Hotels & Resorts	105,744	c	2,106,420
Iron Mountain	28,768		1,049,169
Kilroy Realty	30,833	c	2,129,635
Kimco Realty	205,973	c	4,935,113
LaSalle Hotel Properties	43,692	c	1,593,010
Macerich	25,315	c	2,078,615
MFA Financial	153,470	c	1,218,552
Plum Creek Timber	42,370	c	1,748,186
Prologis	47,115	c	1,865,283
Rayonier	32,239	c	832,411
Realogy Holdings	448,741	a	21,068,390
Realty Income	18,365	c	836,893
Regency Centers	63,871	c	4,032,815
SL Green Realty	55,864	c	6,628,822
Spirit Realty Capital	128,225	c	1,383,548
Starwood Property Trust	29,180	c	697,110
Two Harbors Investment	115,975		1,239,773
UDR	48,425	c	1,576,718
Urban Edge Properties	32,395		699,732
Ventas	30,690	c	2,041,499
Vornado Realty Trust	17,220	c	1,720,106
Weingarten Realty Investors	42,525	c	1,434,368
Weyerhaeuser	49,805	c	1,621,651
WP Carey	21,035		1,339,719
			128,209,632
Retailing--6.6%
Abercrombie & Fitch, Cl. A	20,210	b	413,699
Advance Auto Parts	12,860		1,970,409
AutoZone	3,708	a	2,497,783
Bed Bath & Beyond	17,070	a	1,217,432
Best Buy	18,690		648,543
Big Lots	13,880		609,332
CarMax	24,720	a	1,756,109
Dollar General	30,615		2,222,343
Dollar Tree	19,170	a	1,437,558
Expedia	59,726		6,406,211
Family Dollar Stores	380		29,458

Foot Locker	74,961		4,737,535
GameStop, Cl. A	17,230	b	747,954
Gap	18,975		727,312
Genuine Parts	13,330		1,205,965
GNC Holdings, Cl. A	13,100		583,474
J.C. Penney	44,840	a,b	385,176
Kohl's	20,145		1,319,296
L Brands	21,785		1,884,838
Liberty Interactive, Cl. A	291,848	a	8,162,989
LKQ	647,968	a	18,512,446
Macy's	103,750		6,946,063
Murphy USA	10,182	a	592,898
Netflix	18,047	a	11,262,411
Nordstrom	12,475		906,184
O'Reilly Automotive	43,212	a	9,486,330
Restoration Hardware Holdings	72,484	a	6,593,145
Ross Stores	19,250		1,860,898
Sally Beauty Holdings	27,455	a	856,871
Signet Jewelers	10,745		1,389,651
Staples	770,176		12,680,948
Tiffany & Co.	48,821		4,575,992
Tractor Supply	92,636		8,072,301
TripAdvisor	13,495	a	1,029,129
Ulta Salon Cosmetics & Fragrance	56,830	a	8,673,395
Urban Outfitters	134,655	a	4,629,439
Williams-Sonoma	186,893		14,691,659
			151,723,176
Semiconductors & Semiconductor Equipment--2.8%
Altera	29,650		1,448,402
Analog Devices	31,490		2,140,060
Applied Materials	116,380		2,342,729
Atmel	83,035		736,520
Avago Technologies	59,516		8,812,534
Broadcom, Cl. A	50,155		2,851,312
Cree	12,790	a,b	387,281
FEI	46,359		3,782,894
KLA-Tencor	23,285		1,389,183
Lam Research	21,200		1,743,700
Linear Technology	28,985		1,386,932
Marvell Technology Group	59,790		836,462
Maxim Integrated Products	28,335		993,708
Mellanox Technologies	202,597	a	10,194,681
Microchip Technology	171,953		8,448,051
Microsemi	73,245	a	2,665,386
NVIDIA	51,120		1,131,286
NXP Semiconductors	35,169	a	3,947,720
ON Semiconductor	359,416	a	4,765,856
Skyworks Solutions	17,510		1,914,894
United Microelectronics, ADR	1,051,563		2,366,017
Xilinx	31,345		1,486,380
			65,771,988
Software & Services--8.3%
Activision Blizzard	300,288		7,585,275
Akamai Technologies	138,750	a	10,582,462
Alliance Data Systems	19,643	a	5,854,203
Amdocs	118,388		6,493,582
ANSYS	144,458	a	12,856,762
AOL	16,560	a	828,166
Autodesk	28,940	a	1,567,101
Broadridge Financial Solutions	62,746		3,399,578
CA	30,305		922,787
Citrix Systems	16,340	a	1,062,263
Cognizant Technology Solutions,
Cl. A	80,590	a	5,215,785
Computer Sciences	19,590		1,343,874

CoreLogic	11,435	a	445,736
CoStar Group	17,145	a	3,581,762
DST Systems	37,009		4,381,866
Electronic Arts	46,965	a	2,947,288
Fidelity National Information
Services	202,864		12,719,573
FireEye	12,735	a,b	593,069
Fiserv	105,252	a	8,435,948
FleetCor Technologies	7,395	a	1,125,075
Fortinet	209,294	a	8,384,318
Gartner	53,030	a	4,639,064
Global Payments	36,851		3,846,507
HomeAway	159,723	a	4,483,425
IAC/InterActiveCorp	20,411		1,532,254
Informatica	17,065	a	825,946
Intuit	78,620		8,188,273
Jack Henry & Associates	18,005		1,171,765
LinkedIn, Cl. A	41,481	a	8,085,891
Manhattan Associates	94,375	a	5,176,469
NetEase, ADR	18,885		2,670,528
NetSuite	7,695	a	718,867
Pandora Media	35,085	a,b	655,037
Paychex	23,405		1,156,441
Rackspace Hosting	21,460	a	860,331
Red Hat	80,557	a	6,224,639
Rovi	46,475	a,b	778,921
ServiceNow	118,385	a	9,069,475
Solera Holdings	16,800		828,744
Splunk	15,655	a	1,058,591
Symantec	72,730		1,790,976
Synopsys	203,971	a	10,176,113

Tableau Software, Cl. A	5,440	a	615,862
Total System Services	96,927		3,993,392
Twitter	55,575	a	2,037,935
Tyler Technologies	40,854	a	4,962,944
Ultimate Software Group	16,119	a	2,607,893
VeriSign	18,115	a,b	1,144,687
Western Union	41,395		908,620
Workday, Cl. A	12,625	a	996,365
Xerox	117,500		1,341,850
			192,874,278
Technology Hardware & Equipment--6.4%
Amphenol, Cl. A	258,279		14,734,817
Arrow Electronics	116,959	a	7,109,938
Avnet	394,746		17,372,771
AVX	48,870		693,465
Brocade Communications Systems	267,187		3,303,767
EchoStar, Cl. A	15,280	a	765,528
F5 Networks	10,325	a	1,297,749
Flextronics International	233,684	a	2,839,261
FLIR Systems	118,966		3,634,411
Harris	46,470		3,681,341
Infinera	340,948	a	7,037,167
Ingram Micro, Cl. A	240,704	a	6,453,274
Jabil Circuit	144,475		3,549,751
JDS Uniphase	676,022	a	8,666,602
Juniper Networks	242,457		6,740,305
Keysight Technologies	383,267		12,594,154
Lexmark International, Cl. A	12,470		573,371
Motorola Solutions	63,232		3,730,688
NCR	31,295	a	940,415
NetApp	27,875		931,025
Palo Alto Networks	57,399	a	9,728,557
SanDisk	25,225		1,724,886
Seagate Technology	231,075		12,857,013
Tech Data	11,405	a	719,884
Teradata	20,820	a	810,731
Trimble Navigation	39,790	a	932,678
Western Digital	139,129		13,545,599
Zebra Technologies, Cl. A	15,545	a	1,704,354
			148,673,502
Telecommunication Services--.4%
Frontier Communications	46,295		238,419
Level 3 Communications	27,562	a	1,529,140
SBA Communications, Cl. A	14,315	a	1,600,560
TE Connectivity	64,896		4,477,824
Telephone & Data Systems	20,210		600,035
Windstream Holdings	5,570	b	45,312
			8,491,290
Transportation--1.3%
Alaska Air Group	17,495		1,130,877
C.H. Robinson Worldwide	21,010		1,296,947
Copa Holdings, Cl. A	4,315	b	368,026
Delta Air Lines	43,495		1,866,805
Expeditors International of
Washington	30,180		1,383,451
Genesee & Wyoming, Cl. A	37,964	a	3,125,956
Hertz Global Holdings	54,730	a	1,088,580
J.B. Hunt Transport Services	57,337		4,817,455
Kansas City Southern	15,945		1,443,023
Kirby	109,368	a	8,389,619

Landstar System	15,510		1,014,354
Southwest Airlines	62,670		2,321,924
Spirit Airlines	10,015	a	636,654
United Continential Holdings	35,720	a	1,949,955
			30,833,626
Utilities--2.8%
AES	324,199		4,409,106
Alliant Energy	54,322		3,329,939
Ameren	71,288		2,867,916
American Electric Power	87,152		4,905,786
American Water Works	28,170		1,489,348
Aqua America	35,765		941,335
Calpine	56,760	a	1,140,876
CenterPoint Energy	65,115		1,326,392
CMS Energy	32,050		1,094,187
Consolidated Edison	19,135		1,183,308
DTE Energy	20,220		1,602,031
Edison International	103,268		6,279,727
Entergy	13,450		1,028,521
Eversource Energy	37,985		1,870,761
First Solar	10,135	a	503,811
FirstEnergy	81,018		2,890,722
Great Plains Energy	98,375		2,564,636
ITC Holdings	31,955		1,127,692
National Fuel Gas	16,600		1,066,550
NiSource	42,460		2,003,263
NRG Energy	38,595		972,594
OGE Energy	34,410		1,083,915
Pepco Holdings	60,380		1,645,355
PG&E	35,413		1,893,533
Pinnacle West Capital	23,700		1,443,804
PPL	55,660		1,931,959
Public Service Enterprise Group	47,880		2,041,124
Questar	54,510		1,237,377
SCANA	27,690		1,472,000
Sempra Energy	21,360		2,295,559
SunEdison	31,775	a,b	952,297
Vectren	31,425		1,337,762
Westar Energy	57,146		2,095,544
Wisconsin Energy	15,530		749,788
Xcel Energy	28,435		968,212
			65,746,730
Total Common Stocks
(cost $1,706,488,433)			2,274,799,432
	Number of
Rights--.0%	Rights		Value ($)
Food & Staples Retailing--.0%
Safeway--Casa Ley	30,090	a	30
Safeway--PDC	30,090	a	30
			60
Health Care Equipment & Services--.0%
Community Health Systems	33,320	a	536
Total Rights
(cost $2,051)			596

Other Investment--1.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $39,211,206)	39,211,206 [d]	39,211,206
Investment of Cash Collateral for
Securities Loaned--.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $14,132,717)	14,132,717 [d]	14,132,717
Total Investments (cost $1,759,834,407)	100.4%	2,328,143,951
Liabilities, Less Cash and Receivables	(.4%)	(10,376,225)
Net Assets	100.0%	2,317,767,726

ADR--American Depository Receipts
ETF--Exchange-Traded Fund
REIT--Real Estate Investment Trust

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2015, the value of the fund's securities on loan was $18,545,315 and the value of the collateral held by the fund was $19,028,668, consisting of cash collateral of $14,132,717 and U.S. Government &
Agency securities valued at $4,895,951.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2015, the net unrealized appreciation on investments was $568,309,544 of which $588,734,114 related to appreciated investment securities and $20,424,570 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	10.1
Capital Goods	9.3
Software & Services	8.3
Health Care Equipment & Services	7.9
Retailing	6.6
Technology Hardware & Equipment	6.4
Real Estate	5.5
Pharmaceuticals, Biotech & Life Sciences	4.9
Banks	4.3
Materials	4.3
Energy	3.5
Insurance	3.5
Consumer Durables & Apparel	3.4
Semiconductors & Semiconductor Equipment	2.8
Utilities	2.8
Commercial & Professional Services	2.5
Food, Beverage & Tobacco	2.4
Media	2.3
Money Market Investments	2.3
Automobiles & Components	1.6
Exchange-Traded Funds	1.4
Consumer Services	1.3
Transportation	1.3
Food & Staples Retailing	.7
Household & Personal Products	.6
Telecommunication Services	.4
100.4

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2,192,573,645	-	-	2,192,573,645
Equity Securities - Foreign Common Stocks+	49,759,527	-	-	49,759,527
Exchange-Traded Funds	32,466,259	-	-	32,466,259
Mutual Funds	53,343,923	-	-	53,343,923
Rights+	597	-	-	597

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Money Market Fund
May 31, 2015 (Unaudited)

Negotiable Bank Certificates of Deposit--34.9%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.29%, 10/14/15	15,000,000		15,000,000
Credit Agricole (Yankee)
0.15%, 6/1/15	14,000,000		14,000,000
Credit Suisse New York (Yankee)
0.20%, 6/4/15	12,000,000		12,000,000
DZ Bank AG (Yankee)
0.33%, 10/14/15	15,000,000		15,000,000
Mizuho Bank Ltd/NY (Yankee)
0.26%, 8/13/15	10,000,000		10,000,000
Norinchukin Bank/NY (Yankee)
0.24%, 6/25/15	12,000,000		12,000,000
Rabobank Nederland/NY (Yankee)
0.25%, 6/9/15	10,000,000		10,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 8/11/15	12,000,000	a	12,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.21%, 6/25/15	12,000,000	a	12,000,000
Toronto Dominion Bank NY (Yankee)
0.31%, 10/26/15	5,000,000		5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $117,000,000)			117,000,000
Commercial Paper--30.7%
Bank of Nova Scotia
0.28%, 10/6/15	12,000,000	a	11,988,147
Barclays US Funding LLC
0.12%, 6/1/15	15,000,000	a	15,000,000
Coca Cola Company
0.22%, 7/15/15	15,000,000	a	14,995,967
Erste Abwicklungsanstalt
0.25%, 6/12/15	12,000,000	a	11,999,083
Fortis Bank SA/NV
0.25%, 8/19/15	12,000,000		11,993,417
General Electric Capital Corp.
0.25%, 7/29/15	15,000,000		14,993,958
State Street Corp.
0.18%, 6/15/15	12,000,000		11,999,160
Westpac Banking Corp.
0.27%, 7/1/15	10,000,000	a,b	10,000,000
Total Commercial Paper
(cost $102,969,732)			102,969,732
Asset-Backed Commercial Paper--8.9%
Antalis U.S. Funding Corp.
0.17%, 6/18/15	13,000,000	a	12,998,956
Collateralized Commercial Paper Program Co., LLC
0.30%, 10/26/15	12,000,000		11,985,300
Metlife Short Term Funding LLC

0.15%, 6/1/15	5,000,000	a	5,000,000
Total Asset-Backed Commercial Paper
(cost $29,984,256)			29,984,256
Time Deposits--25.3%
Australia and New Zealand Banking Group Ltd. (Grand Cayman)
0.08%, 6/1/15	15,000,000		15,000,000
Credit Industriel et Commercial (Grand Cayman)
0.06%, 6/1/15	16,000,000		16,000,000
Lloyds Bank (London)
0.06%, 6/1/15	15,000,000		15,000,000
Natixis New York (Grand Cayman)
0.07%, 6/1/15	9,000,000		9,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.06%, 6/1/15	15,000,000		15,000,000
Swedbank (Grand Cayman)
0.06%, 6/1/15	15,000,000		15,000,000
Total Time Deposits
(cost $85,000,000)			85,000,000
Total Investments (cost $334,953,988)	99.8%		334,953,988
Cash and Receivables (Net)	.2%		643,866
Net Assets	100.0%		335,597,854

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities amounted to $105,982,153 or 31.6% of net assets.
b Variable rate security--interest rate subject to periodic change.

At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	334,953,988
Level 3 - Significant Unobservable Inputs	-
Total	334,953,988

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
May 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--1.2%	Rate (%)	Date	Amount ($)		Value ($)
Educational Services--.2%
Stanford University,
Unscd. Notes	3.46	5/1/47	3,000,000		2,838,051
Health Care Facilities--1.0%
New York University Hospitals
Center, Unscd. Bonds	4.78	7/1/44	11,000,000		11,258,742
Total Bonds and Notes
(cost $14,000,000)					14,096,793
Long-Term Municipal	Coupon	Maturity	Principal
Investments--103.2%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.1%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	1,355,000		1,359,946
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/18	5,000,000		5,050,050
Jefferson County,
Subordinate Lien Sewer Revenue
Warrants	6.00	10/1/42	5,000,000		5,617,250
Tuscaloosa Public Educational
Building Authority, Student
Housing Revenue (Ridgecrest
Student Housing, LLC
University of Alabama
Ridgecrest Residential
Project) (Insured; Assured
Guaranty Corp.)	6.75	7/1/33	1,100,000		1,250,601
Arizona--.9%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project) (Prerefunded)	6.00	7/1/18	750,000	a	860,438
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)	5.00	2/1/42	6,000,000		6,331,800
University Medical Center
Corporation, HR (Prerefunded)	6.00	7/1/21	2,500,000	a	3,110,350
California--18.3%
Anaheim Public Financing
Authority, LR (Anaheim
Convention Center Expansion
Project)	5.00	5/1/46	2,000,000		2,232,760
Atascadero Unified School
District, GO	4.00	8/1/40	4,000,000		4,008,960
California,

GO (Various Purpose)	5.50	3/1/40	7,950,000		9,268,826
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	10,000	a	11,794
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	490,000	a	577,911
California Health Facilities
Financing Authority, Revenue
(Saint Joseph Health System)	5.00	7/1/37	2,270,000		2,528,303
California Infrastructure and
Economic Development Bank,
Revenue (The J. David
Gladstone Institutes Project)	5.25	10/1/34	900,000		999,981
California Municipal Finance
Authority, Revenue (Emerson
College Issue)	6.00	1/1/42	6,000,000		6,936,720
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	300,000		366,432
California Pollution Control
Financing Authority, Water
Furnishing Revenue (San Diego
County Water Authority
Desalination Project Pipeline)	5.00	11/21/45	6,000,000	b	6,210,840
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	2,000,000		2,256,220
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.75	2/1/38	2,230,000		2,650,846
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.00	11/1/43	3,000,000		3,319,110
California Statewide Communities
Development Authority, Revenue
(Loma Linda University Medical
Center)	5.25	12/1/44	2,000,000		2,149,400
California Statewide Communities
Development Authority, Revenue
(Loma Linda University Medical
Center)	5.50	12/1/54	5,000,000		5,441,750
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	6.00	8/15/42	6,000,000		7,134,060
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus

Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	5.38	5/15/38	1,900,000		2,100,374
Capistrano Unified School District
Community Facilities District
Number 90-2, Special Tax Bonds
(Improvement Area Number
2002-1) (Insured; Assured
Guaranty Municipal Corp.)	5.00	9/1/32	4,000,000		4,417,720
Desert Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/37	6,800,000		7,306,668
Galt Redevelopment Agency,
Tax Allocation Revenue (Galt
Redevelopment Project)	7.38	9/1/33	2,000,000		2,483,080
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	2,000,000		2,264,540
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/30	2,000,000		2,253,980
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/45	15,000,000		16,421,250
Grant Joint Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/29	2,080,000	c	1,161,306
Grant Joint Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/33	4,380,000	c	2,063,330
Irvine Reassessment District
Number 12-1, Limited
Obligation Improvement Bonds	4.00	9/2/29	1,000,000		1,025,310
JPMorgan Chase Putters/Drivers
Trust (Series 3847)
Non-recourse (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.25	5/15/18	10,000,000	b,d	11,748,200
Long Beach,
Marina Revenue (Alamitos Bay
Marina Project)	5.00	5/15/40	2,500,000		2,676,100
Long Beach,
Marina Revenue (Alamitos Bay
Marina Project)	5.00	5/15/45	2,000,000		2,132,460
Los Angeles County Public Works
Financing Authority, LR
(Multiple Capital Projects)	5.00	12/1/34	1,000,000		1,130,770
Los Angeles County Public Works
Financing Authority, LR
(Multiple Capital Projects)	5.00	12/1/39	1,000,000		1,122,980
Los Angeles County Public Works
Financing Authority, LR
(Multiple Capital Projects)	5.00	12/1/44	1,000,000		1,114,480

Los Angeles Unified School
District, GO	5.00	1/1/34	1,000,000		1,127,070
Metropolitan Water District of
Southern California, Water
Revenue (Build America Bonds)	6.54	7/1/39	4,600,000		5,238,848
New Haven Unified School District,
GO (Insured; Assured Guaranty
Corp.)	0.00	8/1/32	2,500,000	c	1,240,050
Northern California Gas Authority
Number 1, Gas Project Revenue	0.90	7/1/27	660,000	e	603,649
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	10,000,000		11,894,200
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/30	2,000,000		2,360,240
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/31	2,000,000		2,347,660
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/33	3,500,000		4,081,140
Riverside County Transportation
Commission, Senior Lien Toll
Revenue	5.75	6/1/44	2,000,000		2,271,460
Riverside County Transportation
Commission, Senior Lien Toll
Revenue	5.75	6/1/48	5,000,000		5,659,450
San Diego Regional Building
Authority, LR (County
Operations Center and Annex
Redevelopment Project)	5.38	2/1/36	2,000,000		2,260,080
San Diego Unified School District,
GO	0.00	7/1/25	4,000,000	c	2,944,440
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/38	2,000,000	c	551,720
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/43	2,835,000	c	577,603
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (San Francisco
Redevelopment Projects)	6.63	8/1/41	1,250,000		1,519,138
San Joaquin Hills Transportation
Corridor Agency, Junior Lien
Toll Road Revenue	5.25	1/15/49	1,000,000		1,072,890
San Joaquin Hills Transportation
Corridor Agency, Senior Lien
Toll Road Revenue	5.00	1/15/50	5,000,000		5,322,400
South Bayside Waste Management
Authority, Solid Waste
Enterprise Revenue (Shoreway
Environmental Center)	6.00	9/1/36	1,000,000		1,156,170

University of California Regents,
Limited Project Revenue	5.00	5/15/31	11,000,000		12,882,100
University of California Regents,
Limited Project Revenue	5.00	5/15/37	14,605,000		16,427,558
University of California Regents,
Limited Project Revenue	5.00	5/15/40	3,000,000		3,416,280
University of California Regents,
Limited Project Revenue	4.13	5/15/45	10,000,000		9,730,300
West Contra Costa Unified School
District, GO (Build America
Bonds)	8.46	8/1/34	5,000,000		6,019,200
Colorado--.9%
City and County of Denver,
Airport System Revenue	5.00	11/15/21	1,500,000		1,740,165
City and County of Denver,
Airport System Revenue
(Insured: Assured Guaranty
Corp. and National Public
Finance Guarantee Corp.)	5.25	11/15/19	1,000,000		1,096,600
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	500,000		569,805
Colorado Springs,
Utilities System Improvement
Revenue	5.00	11/15/44	6,500,000		7,363,395
Delaware--1.1%
JPMorgan Chase Putters/Drivers
Trust (Series 4359)
Non-recourse (University of
Delaware, Revenue)	5.00	5/1/21	12,230,000	b,d	13,623,585
District of Columbia--.7%
District of Columbia,
Revenue (Friendship Public
Charter School, Inc. Issue)	5.00	6/1/32	3,500,000		3,717,420
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia
Issue)	6.00	7/1/33	1,100,000		1,287,649
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia
Issue)	6.00	7/1/43	1,700,000		1,973,156
District of Columbia,
Revenue (Knowledge is Power
Program, District of Columbia
Issue)	6.00	7/1/48	1,450,000		1,672,024
Florida--3.2%
Brevard County Health Facilities
Authority, Health Facilities
Revenue (Health First, Inc.
Project) (Prerefunded)	7.00	4/1/19	1,675,000	a	2,031,021
Collier County Health Facilities
Authority, Residential Care
Facility Revenue (The Moorings
Inc.)	5.00	5/1/45	2,500,000		2,706,200

Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	1,000,000		1,173,820
Higher Educational Facilities
Financing Authority, Revenue
(The University of Tampa
Project)	5.25	4/1/42	1,100,000		1,182,863
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/30	750,000		849,180
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/41	1,200,000		1,374,312
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	14,145,000		16,241,148
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)
(Insured; Berkshire Hathaway
Assurance Corporation)	5.50	4/1/38	600,000		622,968
Miami-Dade County Expressway
Authority, Toll System Revenue	5.00	7/1/40	1,050,000		1,136,079
Mid-Bay Bridge Authority,
First Senior Lien Revenue	5.00	10/1/40	1,000,000		1,073,430
Mid-Bay Bridge Authority,
First Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	4.00	10/1/40	5,000,000		4,952,600
Orange County Industrial
Development Authority, IDR
(VitAG Florida LLC Project)	8.00	7/1/36	2,500,000	b	2,528,275
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)	5.63	7/1/39	2,000,000		2,228,260
Georgia--.4%
Atlanta Development Authority,
Senior Lien Revenue (New
Downtown Atlanta Stadium
Project)	5.25	7/1/40	1,000,000		1,135,800
Atlanta Development Authority,
Senior Lien Revenue (New
Downtown Atlanta Stadium
Project)	5.25	7/1/44	1,500,000		1,695,585
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	1,000,000		1,136,940
DeKalb County,
GO (Special Transportation,
Parks and Greenspace and
Libraries Tax District)	5.00	12/1/18	750,000		767,648
Hawaii--3.7%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric

Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	6,000,000		6,903,240
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (The Queen's Health
Systems)	5.00	7/1/35	10,000,000		11,292,700
Hawaii Department of Budget and
Finance, Special Purpose
Senior Living Revenue (Kahala
Nui)	5.13	11/15/32	1,000,000		1,068,280
Hawaii Department of Budget and
Finance, Special Purpose
Senior Living Revenue (Kahala
Nui)	5.25	11/15/37	1,000,000		1,073,590
JPMorgan Chase Putters/Drivers
Trust (Series 4007)
Non-recourse (Hawaii, GO)	5.00	12/1/19	20,000,000	b,d	23,881,540
Idaho--.4%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	5.00	12/1/32	3,900,000		4,340,037
Illinois--7.2%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)
(Insured; Assured Guaranty
Municial Corp.)	5.50	1/1/43	4,000,000		4,478,080
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.75	1/1/39	2,500,000		2,843,400
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	6.50	1/1/41	5,000,000		6,025,450
Chicago,
GO	5.50	1/1/42	1,750,000		1,737,820
Chicago,
GO	5.50	1/1/42	1,250,000		1,241,300
Chicago,
GO (Project and Refunding
Series)	5.00	1/1/35	5,000,000		4,765,600
Chicago,
GO (Project and Refunding
Series)	5.50	1/1/40	5,000,000		4,986,350
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Alternate Revenues)	5.25	12/1/39	18,500,000		17,177,805
Illinois,
GO	5.50	7/1/33	2,500,000		2,685,375
Illinois,
GO	5.50	7/1/38	2,500,000		2,660,850
Illinois,
GO	5.00	2/1/39	5,000,000		5,055,800

Illinois Finance Authority,
Revenue (Benedictine
University Project)	6.25	10/1/33	2,760,000	3,135,167
Illinois Finance Authority,
Revenue (Franciscan
Communities, Inc.)	5.25	5/15/47	4,250,000	4,363,900
Illinois Finance Authority,
Revenue (Lutheran Home and
Services Obligated Group)	5.63	5/15/42	3,000,000	3,162,600
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	5.50	7/1/28	1,560,000	1,800,661
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.50	7/1/34	2,140,000	2,411,930
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	5,000,000	5,879,600
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated Group)	5.00	11/15/39	4,000,000	4,396,640
Illinois Finance Authority,
Revenue (Silver Cross Hospital
and Medical Centers)	5.00	8/15/44	5,000,000	5,297,100
Illinois Finance Authority,
Revenue (The Art Institute of
Chicago)	6.00	3/1/38	1,000,000	1,118,520
Indiana--1.4%
Gary/Chicago International Airport
Authority, Airport Development
Zone Revenue	5.00	2/1/39	500,000	504,870
Indiana Finance Authority,
Lease Appropriaton Revenue
(Stadium Project)	5.25	2/1/33	5,000,000	5,757,100
Indiana Finance Authority,
Lease Appropriaton Revenue
(Stadium Project)	5.25	2/1/35	5,000,000	5,715,600
Indiana Finance Authority,
Lease Appropriaton Revenue
(Stadium Project)	5.25	2/1/37	2,500,000	2,841,775
Indiana Finance Authority,
Private Activity Revenue (I-69
Section 5 Project)	5.25	9/1/40	2,000,000	2,161,140
Kentucky--.4%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 90)	5.38	11/1/23	1,500,000	1,700,100
Kentucky Public Transportation
Infrastructure Authority,
First Tier Toll Revenue
(Downtown Crossing Project)	5.75	7/1/49	3,000,000	3,377,850
Louisiana--2.4%
Jefferson Parish Hospital Service
District Number 2, HR (East
Jefferson General Hospital)	6.25	7/1/31	5,000,000	5,858,300

Louisiana,
Gasoline and Fuels Tax First
Lien Revenue	4.50	5/1/39	2,400,000	2,576,760
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/25	5,000,000	5,685,850
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Louisiana
Community and Technical
College System Act 360 Project)	5.00	10/1/37	4,000,000	4,460,760
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Louisiana
Community and Technical
College System Act 360 Project)	5.00	10/1/39	2,000,000	2,216,960
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	1,000,000	1,149,910
Louisiana Public Facilities
Authority, Revenue (Loyola
University Project)	5.00	10/1/41	2,040,000	2,189,716
New Orleans,
Sewerage Service Revenue	5.00	6/1/44	2,000,000	2,183,180
New Orleans,
Water Revenue	5.00	12/1/34	500,000	553,805
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Corp.)	6.00	1/1/23	2,000,000	2,295,140
Maine--.8%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	6.00	7/1/26	825,000	930,443
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	6.75	7/1/41	2,725,000	3,112,086
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.00	7/1/41	4,240,000	4,903,857
Maryland--3.9%
Maryland,
GO (State and Local Facilities
Loan)	4.00	3/15/25	27,810,000	30,223,074
Maryland Economic Development
Corporation, EDR (Terminal
Project)	5.75	6/1/35	3,500,000	3,766,315
Maryland Economic Development

Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	1,000,000		1,109,120
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)
(Prerefunded)	6.75	7/1/19	2,000,000	a	2,435,780
Maryland Health and Higher
Educational Facilities
Authority, Revenue (MedStar
Health Issue)	5.00	8/15/42	7,650,000		8,359,996
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	5.13	7/1/39	250,000		269,495
Massachusetts--4.7%
JPMorgan Chase Putters/Drivers
Trust (Series 3896)
Non-recourse (Massachusetts,
GO (Consolidated Loan))	5.00	4/1/19	15,000,000	b,d	17,846,663
JPMorgan Chase Putters/Drivers
Trust (Series 4357)
Non-recourse (Massachusetts
School Building Authority,
Senior Dedicated Sales Tax
Revenue)	5.00	8/15/20	10,000,000	b,d	11,527,997
Massachusetts,
GO (Consolidated Loan)	5.00	11/1/24	5,350,000		6,470,290
Massachusetts Development Finance
Agency, HR (Cape Cod
Healthcare Obligated Group
Issue)	5.25	11/15/41	4,370,000		4,806,519
Massachusetts Development Finance
Agency, Revenue (Boston
Medical Center Issue) (Green
Bonds)	5.00	7/1/44	5,000,000		5,340,850
Massachusetts Development Finance
Agency, Revenue (Simmons
College Issue)	5.00	10/1/36	2,115,000		2,266,603
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	3,090,000		3,693,384
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.75	1/1/36	1,165,000		1,355,967
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.88	1/1/41	1,000,000		1,165,250
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	205,000		244,301
Massachusetts Health and

Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	1,180,000	a	1,210,763
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	7.50	10/1/18	295,000	a	355,853
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	50,000		50,220
Michigan--2.6%
Detroit,
Water Supply System Second
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	950,000		978,443
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/33	6,760,000		7,616,019
Michigan Building Authority,
Revenue (Facilities Program)	5.38	10/15/41	3,000,000		3,442,020
Michigan Finance Authority,
HR (Beaumont Health Credit
Group)	5.00	8/1/32	2,500,000		2,731,375
Michigan Finance Authority,
HR (Trinity Health Credit
Group)	5.00	12/1/38	6,475,000		7,120,234
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of
the City of Detroit State
Qualified Unlimited Tax GO
Local Project Bonds)	5.00	5/1/25	1,250,000		1,462,400
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/19	1,000,000		1,084,850
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/20	500,000		548,150
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/21	700,000		810,530
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/44	2,000,000		2,170,040
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; Build
America Mutual Assurance
Company)	5.00	12/1/39	2,500,000		2,796,725
Minnesota--2.8%
JPMorgan Chase Putters/Drivers
Trust (Series 3844)
Non-recourse (Minnesota, GO

(Various Purpose))	5.00	8/1/18	17,125,000	b,d	20,054,059
JPMorgan Chase Putters/Drivers
Trust (Series 3845)
Non-recourse (Minnesota, GO
(Various Purpose))	5.00	8/1/18	10,000,000	b,d	11,747,600
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	1,000,000		1,161,210
Mississippi--.3%
Mississippi Development Bank,
Special Obligation Revenue
(Jackson, Water and Sewer
System Revenue Bond Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.88	12/1/40	1,625,000		2,084,420
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Projects)	5.80	5/1/34	1,500,000		1,682,430
Nevada--1.0%
Clark County,
Airport System Revenue (Build
America Bonds)	6.88	7/1/42	10,000,000		11,410,300
New Hampshire--1.0%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	0.14	5/1/21	12,250,000	e	11,760,000
New Jersey--3.6%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.25	6/15/28	1,000,000		1,111,280
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/26	2,500,000		2,755,700
New Jersey Economic Development
Authority, Private Activity
Revenue (The Goethals Bridge
Replacement Project)	5.13	1/1/34	5,325,000		5,860,269
New Jersey Economic Development
Authority, Private Activity
Revenue (The Goethals Bridge
Replacement Project)	5.38	1/1/43	5,500,000		6,007,320
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/26	7,000,000		7,356,090
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/29	13,000,000		13,896,740
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue) (Prerefunded)	7.50	6/1/19	2,000,000	a	2,481,860

New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Peter's University
Hospital Obligated Group Issue)	6.25	7/1/35	1,500,000		1,656,855
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	5,000,000	c	2,395,100
New York--13.1%
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.00	7/15/30	9,500,000		11,027,600
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.25	7/15/40	6,000,000		7,013,040
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.38	7/15/43	4,000,000		4,685,840
Build New York City Resource
Corporation, SWDR (Pratt Paper
(NY), Inc. Project)	5.00	1/1/35	1,000,000	b	1,069,500
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	5,000,000		5,713,350
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/44	17,000,000		18,522,860
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	665,000		783,902
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.37	11/1/22	11,475,000	e	11,159,437
New York City,
GO	6.00	10/15/23	425,000		493,259
New York City,
GO	5.00	8/1/31	10,000,000		11,513,700
New York City,
GO	5.00	8/1/32	7,000,000		8,021,930
New York City,
GO (Prerefunded)	6.00	10/15/18	75,000	a	87,275
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Corp.)	6.50	1/1/46	325,000		374,543
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Corp.)	7.00	3/1/49	1,300,000		1,544,296
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	0.72	3/1/20	5,000,000	e	4,822,800
New York City Municipal Water

Finance Authority, Water and
Sewer System Revenue
(Citigroup Series RR II
R-11931) Recourse	5.75	12/15/16	9,000,000	b,d	10,206,360
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Citigroup Series RR II
R-11931-1) Recourse	5.75	12/15/16	5,090,000	b,d	5,772,252
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	10,000,000		11,309,300
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.75	11/15/51	5,000,000		5,773,500
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	3/15/44	2,000,000		2,159,820
New York State Dormitory
Authority, Revenue (Pace
University)	5.00	5/1/38	500,000		539,145
New York State Dormitory
Authority, Revenue (Yeshiva
University)	5.00	11/1/40	1,000,000		999,960
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000		1,150,410
New York State Energy Research and
Development Authority, PCR
(New York State Electric and
Gas Corporation Project)
(Insured; National Public
Finance Guarantee Corp.)	0.51	4/1/34	17,410,000	e	16,648,312
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)	6.00	12/1/42	5,000,000		5,869,600
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/27	2,000,000	c	1,365,520
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/28	4,715,000	c	3,061,874
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)	0.00	11/15/31	5,000,000	c	2,758,350
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)	0.00	11/15/32	3,000,000	c	1,562,490
North Carolina--1.2%
North Carolina Capital Facilities
Finance Agency, Revenue
(Davidson College)	5.00	3/1/45	1,230,000		1,354,857
North Carolina Eastern Municipal
Power Agency, Power System

Revenue	5.00	1/1/26	11,420,000		12,781,607
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty Corp.)	6.00	1/1/19	175,000		188,478
Ohio--1.2%
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.25	10/1/33	1,115,000		1,271,156
Ohio,
Private Activity Revenue
(Portsmouth Gateway Group, LLC
- Borrower) (Portsmouth Bypass
Project)	5.00	12/31/39	1,200,000		1,288,440
Ohio,
Private Activity Revenue
(Portsmouth Gateway Group, LLC
- Borrower) (Portsmouth Bypass
Project)	5.00	6/30/53	3,490,000		3,676,401
Ohio,
Private Activity Revenue
(Portsmouth Gateway Group, LLC
- Borrower) (Portsmouth Bypass
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/31/35	3,000,000		3,286,020
Ohio,
Private Activity Revenue
(Portsmouth Gateway Group, LLC
- Borrower) (Portsmouth Bypass
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/31/39	2,000,000		2,174,980
Ohio Turnpike and Infrastructure
Commission, Turnpike Junior
Lien Revenue (Infrastructure
Projects)	0/5.70	2/15/34	3,000,000	f	2,473,560
Oregon--.2%
Oregon Health and Science
University, Revenue	5.75	7/1/39	2,000,000		2,301,960
Pennsylvania--1.7%
Pennsylvania Economic Development
Financing Authority, Private
Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/42	3,000,000		3,216,360
Pennsylvania Economic Development
Financing Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)	5.00	12/1/43	4,425,000		4,928,078
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Foundation for Indiana
University of Pennsylvania
Student Housing Project at
Indiana University of
Pennsylvania)	5.00	7/1/32	1,000,000		1,074,570
Pennsylvania Higher Educational
Facilities Authority, Revenue

(University of Pennsylvania
Health System)	5.75	8/15/41	2,550,000		2,985,514
Philadelphia,
GO	5.25	7/15/27	5,350,000		6,288,711
Pocono Mountains Industrial Park
Authority, HR (Saint Luke's
Hospital - Monroe Project)	5.00	8/15/40	1,595,000		1,722,887
South Carolina--.5%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/50	5,000,000		5,413,250
Texas--15.2%
Austin,
Water and Wastewater System
Revenue	5.00	11/15/39	13,555,000		15,307,390
Central Texas Regional Mobility
Authority, Senior Lien Revenue	6.00	1/1/41	5,000,000		5,778,900
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.50	8/15/31	1,250,000		1,389,975
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.00	8/15/32	2,745,000		2,954,196
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	6.00	8/15/33	1,500,000		1,794,555
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.75	8/15/41	1,000,000		1,124,650
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.00	8/15/42	2,750,000		2,916,980
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	6.00	8/15/43	2,770,000		3,309,541
Clifton Higher Education Finance
Corporation Education Revenue (Uplift Education)	5.00	12/1/45	3,855,000		3,988,499
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/32	7,500,000		8,092,575
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	5.75	8/15/18	1,000,000	a	1,146,910
Grand Parkway Transportation
Corporation, Grand Parkway
System First Tier Toll Revenue	5.50	4/1/53	4,500,000		4,957,605
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Tier Toll
Revenue (Toll Equity Loan
Agreement Supported)	0/5.20	10/1/31	2,000,000	f	1,554,580
Grand Parkway Transportation

Corporation, Grand Parkway
System Subordinate Tier Toll
Revenue (Toll Equity Loan
Agreement Supported)	0/5.40	10/1/33	2,500,000	f	1,930,425
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Tier Toll
Revenue (Toll Equity Loan
Agreement Supported)	0/5.45	10/1/34	2,235,000	f	1,720,794
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	1,000,000	a	1,197,490
Harris County-Houston Sports
Authority, Senior Lien Revenue	5.00	11/15/53	5,000,000		5,341,000
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/32	500,000		546,380
Houston,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.26	7/1/30	11,100,000	e	10,239,750
Houston,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.26	7/1/30	3,800,000	e	3,505,500
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	5.88	5/15/21	725,000		824,093
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	6.50	5/15/31	2,800,000		3,448,424
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	6.88	5/15/41	4,400,000		5,496,436
North Texas Education Finance
Corporation, Education Revenue
(Uplift Education)	4.88	12/1/32	1,630,000		1,735,754
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/38	7,000,000		8,174,880
North Texas Tollway Authority,
Special Projects System Revenue	5.50	9/1/41	20,000,000		23,428,600
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (LBJ Infrastructure
Group LLC IH-635 Managed Lanes
Project)	7.00	6/30/40	7,500,000		9,032,700
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (North Tarrant Express
Mobility Partners Segments 3

LLC Segments 3A and 3B
Facility)	7.00	12/31/38	10,000,000		12,376,600
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (North Tarrant Express
Mobility Partners Segments 3
LLC Segments 3A and 3B
Facility)	6.75	6/30/43	5,000,000		6,058,150
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (NTE Mobility Partners
LLC North Tarrant Express
Managed Lanes Project)	7.50	12/31/31	2,500,000		3,024,500
Texas Transportation Commission,
Central Texas Turnpike System
First Tier Revenue	5.00	8/15/37	5,950,000		6,587,959
Texas Transportation Commission,
Central Texas Turnpike System
First Tier Revenue	5.00	8/15/41	6,000,000		6,465,780
Texas Transportation Commission,
Central Texas Turnpike System
Second Tier Revenue	5.00	8/15/42	10,000,000		10,668,200
Texas Transportation Commission,
GO Mobility Fund Bonds	5.00	10/1/39	4,000,000		4,573,640
Vermont--.1%
Burlington,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/30	1,000,000		1,106,860
Virginia--2.6%
Chesapeake,
Transportation System Senior
Toll Road Revenue	0/4.88	7/15/40	2,000,000	f	1,394,880
Greater Richmond Convention Center
Authority, Hotel Tax Revenue	5.00	6/15/23	2,000,000		2,376,600
Greater Richmond Convention Center
Authority, Hotel Tax Revenue	5.00	6/15/28	3,000,000		3,482,310
Greater Richmond Convention Center
Authority, Hotel Tax Revenue	5.00	6/15/29	2,700,000		3,114,639
Greater Richmond Convention Center
Authority, Hotel Tax Revenue	5.00	6/15/31	2,000,000		2,279,460
Greater Richmond Convention Center
Authority, Hotel Tax Revenue	5.00	6/15/32	3,000,000		3,402,750
Virginia Small Business Financing
Authority, Senior Lien Revenue
(95 Express Lanes LLC Project)	5.00	1/1/40	7,510,000		7,887,227
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	5.25	1/1/32	4,000,000		4,384,680
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing

Opco, LLC Project)	6.00	1/1/37	2,000,000		2,306,680
Wisconsin--.5%
Oneida Tribe of Indians,
Retail Sales Revenue	6.50	2/1/31	1,325,000	b	1,538,656
Wisconsin,
General Fund Annual
Appropriation Bonds	5.38	5/1/25	1,000,000		1,146,550
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	1,500,000		1,736,775
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/33	1,000,000		1,173,570
U.S. Related--4.1%
A.B. Won International Airport
Authority of Guam, General
Revenue	6.25	10/1/34	1,000,000		1,169,740
A.B. Won International Airport
Authority of Guam, General
Revenue	6.38	10/1/43	1,000,000		1,177,020
A.B. Won International Airport
Authority of Guam, General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	10/1/34	2,000,000		2,333,600
A.B. Won International Airport
Authority of Guam, General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.13	10/1/43	2,000,000		2,329,540
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	2,500,000		2,939,425
Guam,
Hotel Occupancy Tax Revenue	6.13	11/1/31	5,000,000		5,889,400
Guam,
Hotel Occupancy Tax Revenue	6.50	11/1/40	2,000,000		2,373,600
Guam Government Department of
Education, COP (John F.
Kennedy High School Project)	6.63	12/1/30	1,000,000		1,116,200
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/21	500,000		500,010
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/22	2,000,000		1,237,700
Puerto Rico Electric Power
Authority, Power Revenue	6.75	7/1/36	10,000,000		5,912,700
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	750,000		750,660
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	15,000,000	f	9,262,200
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000	f	325,747
Virgin Islands Public Finance

Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	5.00	10/1/29	2,250,000		2,486,565
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	5.00	10/1/30	5,000,000		5,492,500
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	5.00	10/1/34	1,500,000		1,629,255
Virgin Islands Public Finance
Authority, Subordinated
Revenue (Virgin Islands
Matching Fund Loan Note -
Diageo Project)	6.75	10/1/37	2,000,000		2,271,060
Total Long-Term Municipal Investments
(cost $1,154,090,246)					1,227,978,490
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.8%	Rate (%)	Date	Amount ($)		Value ($)
Colorado--.4%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; TD Bank)	0.10	6/1/15	1,600,000	g	1,600,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.10	6/1/15	3,700,000	g	3,700,000
Iowa--.0%
Iowa Finance Authority,
Health Facilities Revenue
(Great River Medical Center
Project) (LOC; JPMorgan Chase
Bank)	0.08	6/1/15	100,000	g	100,000
Vermont--.1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Southwestern Vermont
Medical Center Project) (LOC;
TD Bank)	0.08	6/1/15	1,100,000	g	1,100,000
Wisconsin--.3%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Bay Area Medical Center,
Inc.) (LOC; BMO Harris Bank NA)	0.08	6/1/15	3,000,000	g	3,000,000
Total Short-Term Municipal Investments
(cost $9,500,000)					9,500,000
Total Investments (cost $1,177,590,246)			105.2%		1,251,575,283
Liabilities, Less Cash and Receivables			(5.2%)		(62,273,761)
Net Assets			100.0%		1,189,301,522

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities were valued at $137,755,527 or 11.6% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Collateral for floating rate borrowings.
e Variable rate security--interest rate subject to periodic change.
f Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g Variable rate demand note - rate shown is the interest rate in effect at May 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2015, net unrealized appreciation on investments was $73,985,037 of which $87,101,312 related to appreciated investment securities and $13,116,275 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2015 ($)
Financial Futures Short

U.S. Treasury 5 Year Notes	900	(107,753,906)	September 2015	(485,156)
U.S. Treasury 10 Year Notes	1,700	(217,068,750)	September 2015	(677,344)
U.S. Treasury Long Bonds	300	(48,084,375)	September 2015	(609,375)

				(1,771,875)

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	14,096,793	-	14,096,793
Municipal Bonds+	-	1,237,478,490	-	1,237,478,490
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(1,771,875)	-	-	(1,771,875)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end May 31, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
May 31, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--100.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.1%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/20	1,500,000		1,712,625
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/21	1,240,000		1,426,186
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/16	4,810,000		4,858,148
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/24	13,325,000		13,458,383
Alaska--.4%
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/18	8,000,000		8,742,480
Arizona--1.3%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project) (Prerefunded)	6.00	7/1/18	2,500,000	a	2,868,125
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project) (Prerefunded)	6.00	7/1/18	1,000,000	a	1,147,250
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project) (Prerefunded)	6.00	7/1/18	1,100,000	a	1,261,975
Arizona Transportation Board,
Highway Revenue (Prerefunded)	5.00	7/1/18	5,000,000	a	5,584,900
Arizona Water Infrastructure
Finance Authority, Water
Quality Revenue	5.00	10/1/26	7,000,000		8,441,160
Salt River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue	5.00	12/1/26	2,000,000		2,323,000
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	3,570,000		3,631,583
California--18.9%
Alameda Corridor Transportation
Authority, Subordinate Lien
Revenue (Insured; AMBAC)	5.25	10/1/21	5,000,000		5,465,700
Bay Area Toll Authority,

San Francisco Bay Area Toll
Bridge Revenue	1.88	4/1/19	10,000,000		10,126,600
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	2.00	4/1/21	10,000,000		10,034,200
California,
GO (Various Purpose)	5.00	2/1/21	4,000,000		4,714,680
California,
GO (Various Purpose)	5.00	9/1/21	5,000,000		5,950,000
California,
GO (Various Purpose)	5.25	10/1/23	5,000,000		6,015,600
California,
GO (Various Purpose)	5.00	12/1/23	12,500,000		15,221,250
California,
GO (Various Purpose)	5.00	12/1/23	2,500,000		3,044,250
California,
GO (Various Purpose)	5.25	9/1/29	10,000,000		11,834,700
California,
GO (Various Purpose)	6.00	3/1/33	11,445,000		13,882,213
California,
GO (Various Purpose)	6.50	4/1/33	8,750,000		10,481,012
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000		9,268,825
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/22	5,000,000		6,015,500
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	5/1/21	3,420,000		3,818,020
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	5/1/18	8,565,000	a	9,567,276
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/19	5,000,000		5,812,950
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/23	1,500,000		1,762,305
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/24	1,600,000		1,864,208
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.25	10/1/18	8,500,000	a	9,955,455
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.25	10/1/18	4,000,000	a	4,684,920

California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	60,000	a	70,765
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	3,440,000	a	4,057,170
California Health Facilities
Financing Authority, Revenue
(Saint Joseph Health System)	5.00	10/17/17	5,000,000		5,499,100
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.
Project)	5.00	1/1/22	2,250,000		2,347,695
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.
Project)	5.00	7/1/27	2,000,000		2,028,220
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.25	12/1/19	5,000,000		5,020,100
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.00	12/1/23	4,000,000		4,015,280
California State Public Works
Board, LR (Various Capital
Projects)	5.00	4/1/19	8,760,000		9,962,398
California State Public Works
Board, LR (Various Capital
Projects)	5.00	10/1/20	2,000,000		2,337,940
California State Public Works
Board, LR (Various Capital
Projects)	5.00	11/1/20	1,350,000		1,580,944
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.25	8/1/24	4,270,000		5,036,721
California Statewide Communities
Development Authority, Revenue
(Saint Joseph Health System)
(Insured; Assured Guaranty
Municipal Corp.)	4.50	7/1/18	2,200,000		2,310,550
Golden State Tobacco

Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	10,405,000		11,781,269
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/32	2,000,000		2,278,580
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	5,000,000		5,646,550
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/34	3,500,000		3,949,400
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/20	7,165,000		8,476,052
Los Angeles County Sanitation
Districts Financing Authority,
Capital Projects Revenue
(District Number 14
Subordinate Revenue)	5.00	10/1/32	6,000,000		6,727,140
Los Angeles County Sanitation
Districts Financing Authority,
Capital Projects Revenue
(District Number 14
Subordinate Revenue)	5.00	10/1/33	5,000,000		5,592,600
Los Angeles County Sanitation
Districts Financing Authority,
Capital Projects Revenue
(District Number 14
Subordinate Revenue)	5.00	10/1/34	6,065,000		6,756,713
Los Angeles County Sanitation
Districts Financing Authority,
Capital Projects Revenue
(District Number 14
Subordinate Revenue)	5.00	10/1/35	3,840,000		4,267,776
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/26	15,520,000		18,233,206
New Haven Unified School District,
GO (Insured; Assured Guaranty
Corp.)	0.00	8/1/33	4,000,000	b	1,914,880
Port of Oakland,
Revenue	5.00	5/1/18	1,835,000		2,028,519
Port of Oakland,
Revenue	5.00	5/1/19	2,250,000		2,543,355
Port of Oakland,
Revenue	5.00	5/1/23	1,875,000		2,151,938
Riverside County Transportation

Commission, Sales Tax Revenue	5.25	6/1/25	4,635,000		5,677,690
Riverside County Transportation
Commission, Sales Tax Revenue	5.25	6/1/28	5,000,000		5,970,000
Sacramento County Sanitation
Districts Financing Authority,
Subordinate Lien Revenue
(Sacramento Regional County
Sanitation District) (Insured;
FGIC)	0.71	12/1/35	10,000,000	c	8,959,300
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	0.73	6/1/34	8,000,000	c	7,214,480
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/25	5,000,000		5,858,250
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/26	5,000,000		5,838,900
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/31	8,000,000		9,371,600
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/37	11,000,000		12,369,170
San Francisco Community College
District, GO	5.00	6/15/29	5,000,000		5,904,450
Southern California Public Power
Authority, Gas Project Revenue
(Project Number 1)	5.25	11/1/20	4,000,000		4,578,480
Southern California Public Power
Authority, Revenue (Apex Power
Project)	5.00	7/1/30	1,000,000		1,164,970
Southern California Public Power
Authority, Revenue (Apex Power
Project)	5.00	7/1/31	3,855,000		4,474,267
Southern California Public Power
Authority, Revenue (Apex Power
Project)	5.00	7/1/33	3,380,000		3,885,175
University of California Regents,
General Revenue	5.00	5/15/31	9,000,000		10,565,280
University of California Regents,
Limited Project Revenue	5.00	5/15/30	11,000,000		12,954,700
Colorado--2.1%
City and County of Denver,
Airport System Revenue
(Insured: Assured Guaranty
Corp. and National Public

Finance Guarantee Corp.)	5.25	11/15/19	4,445,000		4,874,387
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	2,000,000		2,279,220
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,600,000		1,820,752
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)	5.00	1/15/20	280,000		280,834
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/16	3,565,000		3,739,507
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/16	5,000,000		5,260,250
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	1.85	9/1/17	5,000,000	c	5,028,750
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/17	3,500,000		3,774,295
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	5.75	11/15/18	1,870,000		2,042,339
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	6.13	11/15/23	5,350,000		6,551,182
Regional Transportation District,
COP	5.00	6/1/19	1,750,000		1,979,355
Regional Transportation District,
COP	5.00	6/1/20	2,700,000		3,089,637
Regional Transportation District,
COP	5.50	6/1/22	2,200,000		2,566,564
Connecticut--1.7%
Connecticut,
GO	5.00	11/15/21	9,430,000		11,125,043
Connecticut,
GO	5.00	4/15/22	5,000,000		5,913,950
Connecticut,
GO	5.00	5/15/23	10,000,000		11,559,700
Connecticut,
GO	4.00	6/15/30	3,000,000		3,173,010
Connecticut,
GO (Insured; AMBAC)	5.25	6/1/18	1,500,000		1,679,115
Delaware--1.0%
Delaware,
GO	5.00	2/1/23	5,000,000		5,865,050

Delaware River and Bay Authority,
Revenue	5.00	1/1/21	2,000,000		2,321,480
Delaware River and Bay Authority,
Revenue	5.00	1/1/22	2,710,000		3,185,713
Delaware River and Bay Authority,
Revenue	5.00	1/1/23	1,500,000		1,781,670
Delaware River and Bay Authority,
Revenue	5.00	1/1/24	1,000,000		1,199,840
University of Delaware,
Revenue	5.00	11/1/27	5,440,000		6,347,990
District of Columbia--.6%
District of Columbia,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.04	6/1/16	5,000,000	c	5,092,000
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/23	4,250,000		4,887,968
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/24	2,500,000		2,860,250
Florida--5.7%
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	10,000,000		11,273,000
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/19	4,220,000		4,624,487
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/20	2,500,000		2,739,625
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/20	3,540,000		3,598,658
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/21	3,675,000		3,735,491
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/17	2,000,000		2,190,540
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/21	2,500,000		2,938,275
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/21	2,000,000		2,277,760
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/22	1,625,000		1,844,846
Jacksonville Electric Authority,
Revenue (Saint Johns River

Power Park System)	5.00	10/1/24	1,000,000		1,135,290
Lee County,
Airport Revenue	5.50	10/1/23	3,460,000		4,044,359
Lee County,
Airport Revenue	5.50	10/1/24	5,000,000		5,817,900
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/25	4,175,000		4,872,726
Miami-Dade County,
Subordinate Special Obligation
Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/22	2,000,000		2,184,500
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade
County School Board
Foundation, Inc.)	5.00	5/1/21	5,000,000		5,796,550
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade
County School Board
Foundation, Inc.)	5.00	11/1/31	5,000,000		5,563,450
Orlando Utilities Commission,
Utility System Revenue	0.98	10/1/16	13,400,000	c	13,657,146
Port Saint Lucie,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	9/1/29	5,000,000		5,231,850
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	245,000	a	278,151
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	240,000	a	272,474
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	210,000	a	238,415
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	725,000	a	823,100
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	1,790,000	a	2,032,205
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	5,000,000	a	5,676,550

Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	2,105,000	a	2,389,828
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	1,085,000	a	1,231,811
Tampa Bay Water, A Regional Water
Supply Authority, Utility
System Revenue	5.00	10/1/20	5,000,000		5,862,950
Tampa Sports Authority,
Local Option Sales Tax Revenue
(Stadium Project)	5.00	1/1/24	7,490,000		9,064,323
Tampa Sports Authority,
Local Option Sales Tax Revenue
(Stadium Project)	5.00	1/1/25	2,865,000		3,505,098
Georgia--1.5%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/25	3,750,000		4,544,700
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	6,000,000		6,821,640
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/36	3,500,000		4,002,635
Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000	d	13,350
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000		5,695,350
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/18	2,000,000		2,024,580
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/41	6,990,000		7,798,533
Idaho--.8%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	5.00	12/1/33	5,000,000		5,547,600
University of Idaho Regents,
General Revenue	5.25	4/1/21	9,850,000		11,408,664
Illinois--5.9%
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/22	4,615,000		5,345,185
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/25	7,055,000		8,145,844

Chicago,
GO	5.00	1/1/22	5,000,000		5,089,600
Chicago,
GO	5.50	1/1/35	3,750,000		3,749,812
Chicago,
GO (Modern Schools Across
Chicago Program) (Insured;
AMBAC)	5.00	12/1/17	1,110,000		1,133,143
Chicago,
GO (Project and Refunding
Series)	5.50	1/1/34	5,400,000		5,399,730
Chicago,
GO (Project and Refunding
Series)	5.50	1/1/37	3,500,000		3,495,415
Chicago,
GO (Project and Refunding
Series) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/26	6,940,000		6,968,662
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Alternate Revenues)	5.25	12/1/35	8,215,000		7,733,437
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; AMBAC)	5.50	12/1/18	1,605,000		1,666,792
Illinois,
GO	5.00	8/1/18	19,900,000		21,338,969
Illinois,
GO	5.00	8/1/19	10,000,000		10,761,300
Illinois,
GO	5.00	9/1/19	7,500,000		7,528,875
Illinois,
GO	5.00	2/1/26	5,000,000		5,292,850
Illinois,
GO	5.25	2/1/28	6,000,000		6,284,760
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	5,000,000		5,509,000
Illinois Finance Authority,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,500,000		2,594,775
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.25	6/1/24	10,000,000		10,570,300
Kansas--1.8%
Harvey County Unified School
District Number 373, GO
Improvement Bonds (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	9/1/18	1,700,000	a	1,911,871
Kansas Department of

Transportation, Highway Revenue	5.00	9/1/27	10,000,000	12,038,600
Kansas Department of
Transportation, Highway Revenue	5.00	9/1/28	6,000,000	7,159,380
Kansas Department of
Transportation, Highway Revenue	5.00	9/1/29	1,300,000	1,544,543
Kansas Development Finance
Authority, Revenue (University
of Kansas Projects)	4.00	5/1/21	3,370,000	3,703,327
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/21	7,990,000	9,458,482
Kentucky--.1%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 100)	5.00	8/1/21	1,785,000	2,076,241
Louisiana--2.3%
Jefferson Sales Tax District,
Special Sales Tax Revenue
(Insured; AMBAC) (Prerefunded)	5.25	12/1/21	4,000,000	4,416,480
Louisiana,
GO	5.00	8/1/26	5,000,000	5,932,750
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.00	6/1/21	5,500,000	5,735,840
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/25	14,500,000	16,488,965
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Louisiana
Community and Technical
College System Facilities
Corporation Project)	5.00	10/1/22	5,000,000	5,744,900
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	2,000,000	2,299,820
Louisiana Public Facilities
Authority, Revenue (Loyola
University Project)	5.00	10/1/41	6,000,000	6,440,340
Maryland--1.7%
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/28	2,480,000	2,912,537
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/29	4,640,000	5,421,376
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/30	4,640,000	5,396,366
Maryland Department of

Transportation, Consolidated
Transportation Revenue	5.00	12/1/21	6,300,000		7,538,076
Montgomery County,
Consolidated Public
Improvement GO	5.00	11/1/24	10,000,000		12,433,200
Massachusetts--1.8%
Massachusetts,
GO	0.65	11/1/18	2,000,000	c	2,007,200
Massachusetts,
GO (Consolidated Loan)	5.00	7/1/25	7,000,000		8,335,670
Massachusetts,
GO (Consolidated Loan) (Green
Bonds)	5.00	9/1/28	5,000,000		5,889,900
Massachusetts,
GO (Consolidated Loan) (Green
Bonds)	5.00	9/1/31	5,000,000		5,762,550
Massachusetts,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/20	3,285,000		3,943,117
Massachusetts Development Finance
Agency, Special Obligation
Revenue (Commonwealth Contract
Assistance)	5.00	5/1/44	2,505,000		2,801,392
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	820,000		977,202
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	2,950,000	a	3,026,907
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	8.00	10/1/15	885,000	a	908,072
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue) (Prerefunded)	7.50	10/1/18	1,180,000	a	1,423,410
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	8/15/15	190,000	a	191,921
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	8/15/15	60,000	a	60,607
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue

(MWRA Program)	5.75	8/1/29	380,000	381,676
Michigan--2.0%
Detroit,
Water Supply System Second
Lien Revenue (Insured; FGIC)	5.75	7/1/22	7,000,000	7,899,150
Michigan,
Grant Anticipation Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.25	9/15/23	7,500,000	8,230,125
Michigan Building Authority,
Revenue (Facilities Program)	5.00	10/15/22	2,400,000	2,827,608
Michigan Finance Authority,
HR (Trinity Health Credit
Group)	5.00	12/1/35	5,000,000	5,527,800
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,875,000	2,132,981
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/27	3,000,000	3,391,320
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,500,000	2,807,325
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	2,500,000	2,843,975
Michigan State Building Authority,
Revenue (Facilities Program)	5.00	10/15/29	3,450,000	3,935,726
Minnesota--1.4%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	12,000,000	13,934,520

Saint Paul Housing and
Redevelopment Authority,
Health Care Facilities Revenue
(HealthPartners Obligated
Group)	5.00	7/1/32	5,000,000	5,554,100
University of Minnesota Regents,
Special Purpose Revenue (State
Supported Stadium Debt)	5.00	8/1/19	6,300,000	6,647,193
Western Minnesota Municipal Power
Agency, Power Supply Revenue	5.00	1/1/22	1,500,000	1,777,500
Mississippi--.0%
Mississippi Home Corporation,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	4.38	12/1/18	550,000	578,864
Mississippi State University
Educational Building
Corporation, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	8/1/16	400,000	423,076
Missouri--1.9%
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	7/1/21	1,550,000	1,842,733
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	7/1/22	1,750,000	2,106,930
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	7/1/23	2,200,000	2,682,416
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	1/1/26	750,000	901,125
Missouri Highways and
Transportation Commission,
First Lien State Road Revenue	5.00	5/1/23	25,625,000	31,365,000
Nebraska--.4%
Central Plains Energy Project,
Gas Supply Revenue (Liquidity
Facility; Royal Bank of Canada)	5.00	12/1/19	7,500,000	8,537,700
Nevada--1.3%

Clark County,
Highway Revenue (Motor Vehicle
Fuel Tax)	5.00	7/1/28	10,000,000		11,249,900
Clark County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	6/15/20	12,930,000		14,369,885
New Jersey--4.0%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.13	11/1/16	1,000,000		1,064,410
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/19	10,000,000		10,782,100
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/20	5,000,000		5,389,100
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	3/1/25	13,000,000		14,209,390
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.25	12/15/20	5,000,000		5,463,200
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/23	10,000,000		11,249,600
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue) (Prerefunded)	7.50	6/1/19	3,750,000	a	4,653,488
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.00	7/1/22	1,830,000		2,120,366
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.00	7/1/24	1,000,000		1,136,760
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/19	2,000,000		2,277,020
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/42	10,000,000		10,051,500
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/31	5,000,000		5,313,550

New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/33	5,000,000		5,641,700
Rutgers, The State University,
GO	5.00	5/1/21	2,000,000		2,357,620
New Mexico--.6%
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	5.00	8/1/19	10,000,000		11,296,100
New York--12.7%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)
(Prerefunded)	5.75	11/15/17	1,000,000	a	1,117,210
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	2,880,000		3,061,094
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	1,500,000		1,678,755
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/24	5,000,000		5,484,750
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	12,000,000		14,145,600
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.37	11/1/22	9,175,000	c	8,922,688
New York City,
GO	5.00	8/1/20	10,000,000		11,663,900
New York City,
GO	5.00	8/1/23	5,000,000		6,013,150
New York City,
GO	5.13	12/1/24	5,000,000		5,532,750
New York City,
GO	5.00	10/1/25	2,500,000		2,917,225
New York City,
GO	5.00	8/1/26	5,660,000		6,578,278
New York City,
GO	5.00	8/1/28	16,000,000		18,327,680
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/23	13,000,000		15,133,430
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/25	15,000,000		17,866,950
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	8/1/34	25,000,000		28,583,500

New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/35	5,000,000		5,736,650
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	10,000,000	e	10,242,200
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,000,000		1,015,090
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	10/1/41	7,500,000		8,471,625
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	165,000		177,778
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	10,000,000		11,224,400
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/31	5,165,000		5,930,091
New York State Dormitory
Authority, State Sales Tax
Revenue	5.00	3/15/34	5,000,000		5,732,350
New York State Thruway Authority,
General Revenue Junior
Indebtedness Obligations	5.00	5/1/19	8,000,000		9,046,880
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	5,000,000		5,481,250
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	4,500,000		4,850,190
Port Authority of New York and New
Jersey (Consolidated Bonds,
184th Series)	5.00	9/1/31	1,145,000		1,322,819
Port Authority of New York and New
Jersey (Consolidated Bonds,
184th Series)	5.00	9/1/32	2,500,000		2,870,850
Port Authority of New York and New
Jersey (Consolidated Bonds,
190th Series)	5.00	5/1/36	3,000,000		3,373,410
Port Authority of New York and New
Jersey (Consolidated Bonds,
190th Series)	5.00	5/1/37	3,400,000		3,811,400
Port Authority of New York and New
Jersey (Consolidated Bonds,

190th Series)	5.00	5/1/38	3,875,000		4,325,934
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue	5.00	10/15/31	7,000,000		8,243,270
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)	5.00	6/1/20	5,000,000		5,237,300
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/37	2,425,000		2,650,865
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)	0.00	11/15/29	10,000,000	b	6,050,300
Utility Debt Securitization
Authority of New York,
Restructuring Bonds	5.00	12/15/26	2,500,000		2,989,500
North Carolina--3.1%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/17	8,000,000		8,537,280
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.25	1/1/20	5,000,000		5,537,600
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	18,000,000		20,146,140
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Escrowed to Maturity)	5.00	1/1/17	6,935,000		7,184,660
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.00	1/1/24	5,500,000		6,161,870
University of North Carolina Board
of Governors, General Revenue
(The University of North
Carolina at Charlotte)	4.00	4/1/35	3,420,000		3,561,178
University of North Carolina Board
of Governors, General Revenue
(The University of North
Carolina at Charlotte)	4.00	4/1/36	1,485,000		1,540,034
University of North Carolina Board
of Governors, General Revenue
(The University of North
Carolina at Charlotte)	4.00	4/1/37	2,000,000		2,067,380
Wake County,
LOR	5.00	1/1/24	5,955,000		6,824,549
Ohio--1.2%
Columbus,
GO (Various Purpose Limited
Tax)	5.00	7/1/21	3,005,000		3,572,524
Hamilton County,

Sewer System Improvement
Revenue (The Metropolitan
Sewer District of Greater
Cincinnati)	5.00	12/1/26	3,500,000	4,144,840
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.00	10/1/23	3,055,000	3,481,509
Ohio,
Common Schools GO	5.00	6/15/26	4,630,000	5,436,268
Ohio,
Common Schools GO	5.00	6/15/27	5,070,000	5,931,342
Ohio Housing Finance Agency,
MFHR (Uptown Towers Apartments
Project) (Collateralized; GNMA)	4.75	10/20/15	100,000	101,315
Toledo-Lucas County Port
Authority, Port Facilities
Revenue (Cargill, Inc. Project)	4.50	12/1/15	900,000	916,272
Oregon--.5%
Oregon,
GO	5.00	11/1/19	5,000,000	5,792,350
Oregon,
GO	5.00	11/1/20	3,100,000	3,660,232
Pennsylvania--3.6%
Pennsylvania,
GO	5.00	6/15/22	12,470,000	14,519,070
Pennsylvania,
GO	5.00	11/15/22	5,000,000	5,841,350
Pennsylvania,
GO	5.00	4/1/26	11,520,000	13,373,798
Pennsylvania,
GO	5.00	6/1/28	7,540,000	8,637,598
Pennsylvania,
GO	5.00	3/15/31	5,000,000	5,665,900
Pennsylvania Economic Development
Financing Authority, Private
Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/42	1,000,000	1,072,120
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/31	5,110,000	5,792,287
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/18	5,000,000	5,532,600
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/20	3,675,000	4,260,170
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/21	3,740,000	4,347,675
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/22	1,000,000	1,145,420
State Public School Building
Authority, School Lease

Revenue (The School District
of Philadelphia Project)	5.00	4/1/25	2,750,000		3,118,610
South Carolina--1.4%
Clemson University,
Athletic Facilities Revenue	4.00	5/1/35	1,500,000		1,529,550
Clemson University,
Higher Education Revenue	4.00	5/1/35	2,635,000		2,697,897
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	3,000,000		3,427,980
Growth Remedy Opportunity Without
Tax Hike, Installment Purchase
Revenue (School District
Number 2 of Dorchester County,
South Carolina Project)	5.00	12/1/28	1,750,000		1,997,503
Growth Remedy Opportunity Without
Tax Hike, Installment Purchase
Revenue (School District
Number 2 of Dorchester County,
South Carolina Project)	5.00	12/1/29	2,000,000		2,271,000
Growth Remedy Opportunity Without
Tax Hike, Installment Purchase
Revenue (School District
Number 2 of Dorchester County,
South Carolina Project)	5.00	12/1/30	2,220,000		2,503,161
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/22	7,500,000		8,769,300
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/32	5,000,000		5,640,800
South Dakota--.1%
South Dakota Educational
Enhancement Funding
Corporation, Tobacco
Settlement Revenue	5.00	6/1/25	1,800,000		2,052,702
South Dakota Educational
Enhancement Funding
Corporation, Tobacco
Settlement Revenue	5.00	6/1/27	500,000		561,060
Tennessee--.7%
Clarksville Natural Gas
Acquisition Corporation, Gas
Revenue	5.00	12/15/20	1,690,000		1,908,399
Metropolitan Government of
Nashville and Davidson County,
GO Improvement Bonds	5.00	7/1/25	4,475,000		5,191,985
Metropolitan Government of
Nashville and Davidson County,
GO Improvement Bonds
(Prerefunded)	5.00	7/1/20	5,525,000	a	6,479,389

Texas--7.9%
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.00	8/15/23	1,100,000		1,256,035
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/31	5,000,000		5,595,600
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/26	3,000,000		3,430,050
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/27	3,400,000		3,887,390
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue	5.00	12/1/22	5,700,000		6,849,576
Dallas Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	4.00	2/15/32	4,000,000		4,227,480
El Paso,
Water and Sewer Revenue	5.00	3/1/22	1,000,000		1,187,060
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	5.75	8/15/18	1,000,000	a	1,146,910
Harris County,
Toll Road Senior Lien Revenue	5.00	8/15/23	12,500,000		14,338,750
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/21	13,705,000		15,786,104
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.00	12/1/18	5,000,000	a	5,987,450
Harris County-Houston Sports
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/22	6,500,000		7,677,995
Houston,
Combined Utility System First
Lien Revenue	5.00	5/15/21	5,000,000		5,893,500
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000		5,539,400
Houston Community College System,
Limited Tax Bonds	5.00	2/15/21	2,250,000		2,644,245
Katy Independent School District,
Unlimited Tax Refunding Bonds
(Permanent School Fund
Guarantee Program)	0.00	2/15/16	1,505,000	b	1,500,786
Lower Colorado River Authority,
Revenue (Escrowed to Maturity)	5.00	5/15/16	15,000		15,659

Lower Colorado River Authority,
Revenue (Escrowed to Maturity)	5.00	5/15/16	35,000	36,539
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/30	3,000,000	3,356,010
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/31	11,415,000	12,720,419
Texas A&M University System Board
of Regents, Financing System
Revenue	5.00	5/15/35	1,050,000	1,202,523
Texas Public Finance Authority,
GO	5.00	10/1/23	9,385,000	11,100,672
Texas Transportation Commission,
GO (Mobility Fund Bonds)	5.00	10/1/23	10,000,000	12,192,500
Texas Transportation Commission,
GO (Mobility Funds Bonds)	5.00	10/1/24	4,000,000	4,866,400
Texas Transportation Commission,
Highway Improvement GO	5.00	4/1/27	5,000,000	5,878,250
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/20	15,000,000	16,173,150
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/24	3,650,000	3,966,346
Utah--1.5%
Utah,
GO	5.00	7/1/20	20,000,000	23,519,200
Utah Associated Municipal Power
Systems, Revenue (Payson Power
Project)	5.00	4/1/22	5,675,000	6,633,167
Virginia--2.3%
Hampton Roads Sanitation District,
Wastewater Revenue	5.00	7/1/24	3,520,000	4,339,315
Virginia,
GO	5.00	6/1/23	5,490,000	6,494,999
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/19	7,000,000	7,945,840
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/21	2,235,000	2,626,281
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/23	11,285,000	13,124,342
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/19	6,950,000	7,976,029

Virginia Transportation Board,
Transportation Capital
Projects Revenue	5.00	5/15/22	2,795,000		3,343,463
Washington--3.1%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/20	10,955,000		12,765,423
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/31	7,500,000		8,505,675
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.25	6/1/29	5,625,000		6,366,713
Tacoma School District Number 10,
Unlimited Tax GO	5.25	12/1/38	10,000,000		11,686,600
Washington,
Federal Highway Grant
Anticipation Revenue (State
Road 520 Corridor Program)	5.00	9/1/22	5,000,000		5,911,850
Washington,
Federal Highway Grant
Anticipation Revenue (State
Road 520 Corridor Program)	5.00	9/1/23	5,000,000		5,964,000
Washington,
Motor Vehicle Fuel Tax GO	5.00	8/1/23	3,570,000		4,235,234
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/21	5,550,000		6,497,718
West Virginia--.1%
Monongalia County Building
Commission, HR (Monongalia
General Hospital)	5.25	7/1/20	2,575,000		2,586,382
Wisconsin--.9%
Wisconsin,
GO (Prerefunded)	5.00	5/1/18	5,800,000	a	6,449,078
Wisconsin,
GO (Prerefunded)	5.00	5/1/20	5,000,000	a	5,810,600
WPPI Energy,
Power Supply System Revenue	5.00	7/1/29	1,000,000		1,149,460
WPPI Energy,
Power Supply System Revenue	5.00	7/1/30	1,000,000		1,141,810
WPPI Energy,
Power Supply System Revenue	5.00	7/1/31	1,000,000		1,137,580
WPPI Energy,
Power Supply System Revenue	5.00	7/1/32	500,000		566,685
WPPI Energy,
Power Supply System Revenue	5.00	7/1/33	2,000,000		2,265,060
U.S. Related--1.1%
A.B. Won International Airport
Authority of Guam, General
Revenue (Insured; Assured

Guaranty Municipal Corp.)	5.50	10/1/33	1,000,000		1,129,620
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/18	5,000,000		3,110,050
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	5,000,000		3,087,900
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	3,940,000		3,943,467
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/15	995,000		970,463
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/16	1,995,000		1,766,852
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Escrowed
to Maturity)	5.50	7/1/15	5,000		5,023
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Escrowed
to Maturity)	5.50	7/1/16	5,000		5,271
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Escrowed
to Maturity)	5.75	7/1/17	5,000		5,498
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	11,000,000	f	6,792,280
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	2,500,000	f	1,085,825
Total Long-Term Municipal Investments
(cost $1,950,702,318)					2,025,106,667
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.5%	Rate (%)	Date	Amount ($)		Value ($)
Colorado--.2%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Northern
Trust Company)	0.10	6/1/15	1,500,000	g	1,500,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; TD Bank)	0.10	6/1/15	3,250,000	g	3,250,000
Illinois--.2%
Chicago,
GO Notes, Refunding (LOC;
Barclays Bank PLC)	0.32	6/1/15	4,100,000	g	4,100,000
Massachusetts--.3%

Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.12	6/1/15	6,300,000	g	6,300,000
Missouri--.1%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Saint Louis University) (LOC;
Barclays Bank PLC)	0.10	6/1/15	1,760,000	g	1,760,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.10	6/1/15	900,000	g	900,000
New York--.3%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.09	6/1/15	3,900,000	g	3,900,000
New York State Housing Finance
Agency, Housing Revenue (160
Madison Avenue) (LOC; U.S.
Bank NA)	0.10	6/1/15	1,400,000	g	1,400,000
Wisconsin--.4%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Bay Area Medical Center,
Inc.) (LOC; BMO Harris Bank NA)	0.08	6/1/15	7,000,000	g	7,000,000
Total Short-Term Municipal Investments
(cost $30,110,000)					30,110,000
Total Investments (cost $1,980,812,318)			102.0%		2,055,216,667
Liabilities, Less Cash and Receivables			(2.0%)		(40,298,499)
Net Assets			100.0%		2,014,918,168

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Variable rate security--interest rate subject to periodic change.
d	Non-income producing--security in default.
e	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, this security was valued at $10,242,200 or .5% of net assets.
f	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2015, net unrealized appreciation on investments was $74,404,349 of which $90,157,823 related to appreciated investment securities and $15,753,474 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2015 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	345	(41,305,664)	September 2015	(185,977)
U.S. Treasury 10 Year Notes	615	(78,527,813)	September 2015	(245,039)

				(431,016)

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	2,055,216,667	-	2,055,216,667
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(431,016)	-	-	(431,016)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end May 31, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
May 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--3.2%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.08	6/1/15	2,800,000	a	2,800,000
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.14	6/7/15	15,000,000	a	15,000,000
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.13	6/7/15	7,000,000	a	7,000,000
Mobile Industrial Development
Board, Dock and Wharf Revenue,
Refunding (Holnam Inc.
Project) (LOC; Bayerische
Landesbank)	0.12	6/7/15	4,110,000	a	4,110,000

Arizona--4.1%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1082) (Arizona
Health Facilities Authority,
Revenue (Catholic Healthcare
West)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.22	6/7/15	30,495,000 a,b,c		30,495,000
Phoenix Industrial Development
Authority, MFHR, Refunding
(Copper Palms Apartments
Project) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.11	6/7/15	6,550,000	a	6,550,000

California--12.0%
California Department of Water
Resources, Water Revenue, CP
(Liquidity Facility; Bank of
Montreal)	0.07	6/2/15	2,779,000		2,778,996
California Department of Water
Resources, Water Revenue, CP
(Liquidity Facility; Bank of
Montreal)	0.03	6/3/15	3,617,000		3,616,989
California Department of Water
Resources, Water Revenue, CP
(Liquidity Facility; Bank of
Montreal)	0.08	7/6/15	11,119,000		11,118,583
California Infrastructure and
Economic Development Bank,

Revenue, Refunding (Pacific
Gas and Electric Company)
(LOC; Sumitomo Mitsui Bank
Corporation)	0.08	6/1/15	6,300,000	a	6,300,000
California State University,
CP (LOC: State Street Bank and
Trust Co. and Wells Fargo Bank)	0.04	6/4/15	4,265,000	d	4,264,990
California Statewide Communities
Development Authority, Revenue
(John Muir Health) (LOC; Wells
Fargo Bank)	0.08	6/1/15	2,200,000	a	2,200,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.05	6/2/15	8,800,000		8,799,993
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.05	6/2/15	4,160,000		4,159,997
Los Angeles Department of Water
and Power, Power System
Revenue (Liquidity Facility;
Royal Bank of Canada)	0.06	6/1/15	14,800,000	a	14,800,000
Manteca Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Amended
Merged Project Area) (LOC;
State Street Bank and Trust
Co.)	0.07	6/1/15	3,900,000	a	3,900,000
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(LOC; State Street Bank and
Trust Co.)	0.07	6/1/15	19,815,000	a	19,815,000
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project)
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.07	6/1/15	27,360,000	a	27,360,000

Colorado--6.5%
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (The Nature
Conservancy Project)	0.09	6/7/15	34,415,000	a,d	34,415,000
Sheridan Redevelopment Agency,
Tax Increment Revenue,
Refunding (South Santa Fe
Drive Corridor Redevelopment
Project) (LOC; JPMorgan Chase

Bank)	0.12	6/7/15	4,900,000	a	4,900,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.12	6/7/15	20,300,000	a	20,300,000

Connecticut--.3%
Connecticut Health and Educational
Facilities Authority, Revenue
(Westminster School Issue)
(LOC; Bank of America)	0.18	6/7/15	2,670,000	a,d	2,670,000

District of Columbia--.3%
District of Columbia,
Revenue (American Geophysical
Union Issue) (LOC; Bank of
America)	0.14	6/7/15	2,645,000	a	2,645,000

Idaho--1.1%
Idaho Housing and Finance
Association, MFHR (Traditions
at Boise Apartments Project)
(LOC; FHLMC)	0.10	6/7/15	10,350,000	a	10,350,000

Illinois--8.9%
Galesburg,
Revenue (Knox College Project)
(LOC; PNC Bank NA)	0.12	6/7/15	4,600,000	a,d	4,600,000
Illinois Development Finance
Authority, Revenue (Saint
Ignatius College Preparatory
School) (LOC; PNC Bank NA)	0.12	6/7/15	12,000,000	a,d	12,000,000
Illinois Educational Facilities
Authority, Revenue
(ACI/Cultural Pooled Financing
Program) (LOC; JPMorgan Chase
Bank)	0.10	6/7/15	15,000,000	a	15,000,000
Illinois Educational Facilities
Authority, Revenue
(National-Louis University)
(LOC; JPMorgan Chase Bank)	0.10	6/7/15	9,350,000	a,d	9,350,000
Illinois Educational Facilities
Authority, Revenue (The
Lincoln Park Society) (LOC;
Citibank NA)	0.13	6/7/15	500,000	a	500,000
Illinois Finance Authority,
Revenue (Joan W. and Irving B.
Harris Theater for Music and
Dance Project) (LOC; PNC Bank
NA)	0.12	6/7/15	14,000,000	a	14,000,000
Illinois Finance Authority,
Revenue (Kohl Children's
Museum of Greater Chicago Inc.

Project) (LOC; Northern Trust
Company)	0.12	6/7/15	1,675,000	a	1,675,000
Illinois Finance Authority,
Revenue (Saint Ignatius
College Preparatory Project)
(LOC; PNC Bank NA)	0.13	6/7/15	13,000,000	a,d	13,000,000
Illinois Housing Development
Authority, MFHR (Woodlawn Six
Apartments) (LOC; FHLMC)	0.13	6/7/15	8,270,000	a	8,270,000
Lake Villa,
Revenue (The Allendale
Association Project) (LOC;
Wells Fargo Bank)	0.15	6/7/15	2,480,000	a	2,480,000

Kentucky--2.2%
Warren County,
Revenue (Western Kentucky
University Student Life
Foundation, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.10	6/7/15	19,600,000	a,d	19,600,000

Maryland--4.5%
Baltimore County,
Revenue (Cross Creek
Apartments Facility) (LOC; PNC
Bank NA)	0.12	6/7/15	4,320,000	a	4,320,000
Baltimore Mayor and City Council
Industrial Development
Authority, Revenue (City of
Baltimore Capital Acquisition
Program) (LOC; Bayerische
Landesbank)	0.12	6/7/15	11,700,000	a	11,700,000
Maryland Economic Development
Corporation, EDR (Catholic
Relief Services Facility)
(LOC; Bank of America)	0.12	6/7/15	15,075,000	a	15,075,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Stella
Maris Issue) (LOC; M&T Trust)	0.13	6/7/15	9,935,000	a	9,935,000

Massachusetts--6.1%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.12	6/7/15	14,650,000	a	14,650,000
Massachusetts Health and
Educational Facilities
Authority, Revenue, CP
(Harvard University)	0.07	6/3/15	25,800,000	d	25,799,922
Massachusetts School Building

Authority, Subordinated
Dedicated Sales Tax BAN	5.00	7/16/15	14,785,000		14,873,902

Minnesota--.9%
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	0.12	6/7/15	8,565,000	a,d	8,565,000

Mississippi--1.3%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.06	6/1/15	10,000,000	a	10,000,000
Mississippi Development Bank,
Special Obligation Revenue,
Refunding (Harrison County GO
Bonds Refunding Project) (LOC;
Bank of America)	0.10	6/7/15	2,110,000	a	2,110,000

Missouri--1.6%
Saint Charles County Public Water
Supply District Number 2, COP
(Project Lease Agreement)
(LOC; Bank of America)	0.10	6/7/15	14,250,000	a	14,250,000

Nevada--6.4%
Deutsche Bank Spears/Lifers Trust
(Series DBE-668) (Clark County
School District, Limited Tax
Building Bonds GO) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.28	6/7/15	17,975,000	a,b,c,d	17,975,000
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.07	6/2/15	20,000,000		19,999,989
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.07	6/3/15	20,000,000		19,999,964

New Hampshire--1.1%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.10	6/1/15	5,000,000	a,d	5,000,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; Wells Fargo Bank)	0.13	6/1/15	5,000,000	a,d	5,000,000

New Jersey--1.8%

Bergenfield Borough,
GO Notes, BAN	1.00	3/2/16	5,000,000		5,020,550
Livingston Township Board of
Education, GO Notes, GAN	1.00	9/24/15	4,000,000	d	4,007,020
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (LOC;
JPMorgan Chase Bank)	0.08	6/1/15	2,700,000	a	2,700,000
Wood-Ridge Borough,
GO Notes, BAN	1.00	2/11/16	5,000,000		5,019,810

New York--13.4%
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T
Trust)	0.15	6/7/15	2,700,000	a	2,700,000
Amherst Industrial Development
Agency, Civic Facility Revenue
(Daemen College Project) (LOC;
M&T Trust)	0.15	6/7/15	11,400,000	a,d	11,400,000
Columbia County Industrial
Development Agency, Civic
Facility Revenue (The Columbia
Memorial Hospital Project)
(LOC; HSBC Bank USA)	0.12	6/7/15	4,350,000	a	4,350,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Brookview,
Inc. Project) (LOC; M&T Trust)	0.15	6/7/15	7,840,000	a	7,840,000
New York City,
GO Notes (LOC; Bayerische
Landesbank)	0.09	6/7/15	26,840,000	a	26,840,000
New York City,
GO Notes (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.13	6/7/15	5,660,000	a	5,660,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (WytheHotel
Project) (LOC; M&T Trust)	0.16	6/7/15	3,700,000	a	3,700,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Wells Fargo Bank)	0.06	6/1/15	12,200,000	a	12,200,000
New York State Dormitory
Authority, Revenue, CP
(Columbia University)	0.04	6/1/15	6,400,000	d	6,400,000
New York State Housing Finance
Agency, Housing Revenue (25
Washington Street) (LOC; M&T
Trust)	0.12	6/7/15	6,900,000	a	6,900,000

New York State Housing Finance
Agency, Housing Revenue (555
Tenth Avenue) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.09	6/7/15	21,600,000	a	21,600,000
Onondaga County Industrial
Development Agency, Civic
Facility Revenue (Syracuse
Research Corporation Facility)
(LOC; M&T Trust)	0.15	6/7/15	3,020,000	a	3,020,000
Oswego County Industrial
Development Agency, Civic
Facility Revenue (Oswego
College Foundation, Inc.
Project) (LOC; M&T Trust)	0.13	6/7/15	635,000	a,d	635,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Trust)	0.20	6/7/15	2,355,000	a	2,355,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties - Vanderbilt/Larned
Project) (LOC; M&T Trust)	0.13	6/7/15	1,000,000	a	1,000,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Community
Development Properties Ithaca,
Inc. Project) (LOC; M&T Trust)	0.20	6/7/15	5,600,000	a	5,600,000

Ohio--1.4%
Hamilton County,
Hospital Facilities Revenue
(Beechwood Home Project) (LOC;
PNC Bank NA)	0.13	6/7/15	3,015,000	a	3,015,000
Montgomery County,
Revenue (Miami Valley
Hospital) (Liquidity Facility;
Barclays Bank PLC)	0.07	6/1/15	5,000,000	a	5,000,000
Montgomery County,
Revenue (Miami Valley
Hospital) (Liquidity Facility;
Wells Fargo Bank)	0.07	6/1/15	4,300,000	a	4,300,000

Pennsylvania--.6%
Jackson Township Industrial
Development Authority, Revenue
(StoneRidge Retirement Living
Project) (LOC; PNC Bank NA)	0.11	6/7/15	4,350,000	a	4,350,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Association of Independent

Colleges and Universities of
Pennsylvania Financing Program
- Moore College of Art and
Design Project) (LOC; PNC Bank
NA)	0.12	6/7/15	1,150,000	a,d	1,150,000

South Carolina--2.6%
South Carolina Jobs-Economic
Development Authority, EDR
(Ashley Hall Project) (LOC;
Branch Banking and Trust Co.)	0.12	6/7/15	18,415,000	a,d	18,415,000
South Carolina Jobs-Economic
Development Authority, EDR
(Lexington-Richland Alcohol
and Drug Abuse Council, Inc.
Project) (LOC; Branch Banking
and Trust Co.)	0.12	6/7/15	4,020,000	a	4,020,000
South Carolina Jobs-Economic
Development Authority, Student
Housing Revenue (South
Carolina State University
Housing LLC Project) (LOC;
Bank of America)	0.13	6/7/15	1,030,000	a,d	1,030,000

Texas--14.6%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance
Corporation)	0.12	6/7/15	36,200,000	a	36,200,000
Dallas Area Rapid Transit,
Sales Tax Revenue, CP	0.06	7/2/15	10,000,000		9,999,698
Denton Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; Bank of America)	0.14	6/7/15	25,000,000	a,d	25,000,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project) (Liquidity
Facility; Northern Trust
Company)	0.09	6/7/15	21,700,000	a,d	21,700,000
Tarrant County Cultural Education
Facilities Finance
Corporation, Revenue (Texas
Health Resources System)	0.12	6/7/15	10,000,000	a	10,000,000
University of Texas,
University Revenue, CP	0.08	6/1/15	20,350,000	d	20,350,000
University of Texas,
University Revenue, CP	0.07	6/3/15	10,000,000	d	9,999,983

Utah--.3%
Utah Housing Corporation,
MFHR (Timbergate Apartments
Project) (LOC; FHLMC)	0.15	6/7/15	3,125,000	a	3,125,000

Vermont--.1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Capital Asset
Financing Program) (LOC; Wells
Fargo Bank)	0.15	6/7/15	1,130,000	a,d	1,130,000

Washington--4.6%
Squaxin Island Tribe,
Tribal Infrastructure Revenue
(LOC; Bank of America)	0.15	6/7/15	4,510,000	a	4,510,000
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)
(Liquidity Facility; U.S. Bank
NA)	0.11	6/7/15	22,500,000	a	22,500,000
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)
(Liquidity Facility; U.S. Bank
NA)	0.11	6/7/15	6,550,000	a	6,550,000
Washington Housing Finance
Commission, MFHR, Refunding
(Lake City Senior Apartments
Project) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.11	6/7/15	4,000,000	a	4,000,000
Washington Housing Finance
Commission, Nonprofit Revenue
(District Council Number Five
Apprenticeship and Training
Trust Fund Project) (LOC;
Wells Fargo Bank)	0.20	6/7/15	4,210,000	a	4,210,000

Total Investments (cost $909,575,429)			99.9%		909,580,386
Cash and Receivables (Net)			.1%		923,650
Net Assets			100.0%		910,504,036

a	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities amounted to $48,470,000 or 5.3% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
d At May 31, 2015, the fund had $283,456,915 or 31.1% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.

At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	909,580,386
Level 3 - Significant Unobservable Inputs	-
Total	909,580,386

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
May 31, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--100.6%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.1%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	4.00	6/1/16	1,000,000		1,034,510
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	370,000		371,350
Alaska--.6%
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/16	2,525,000		2,591,408
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/18	3,000,000		3,278,430
Arizona--.2%
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	1,785,000		1,815,791
California--9.6%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	1.00	4/3/17	20,000,000		20,047,600
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	1.50	4/2/18	6,000,000		6,037,860
California,
GO	0.96	12/3/18	2,000,000	a	2,034,340
California Health Facilities
Financing Authority, Revenue
(Lucile Salter Packard
Children's Hospital at
Stanford)	1.45	3/15/17	3,000,000		3,038,070
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	1.13	2/1/17	5,350,000		5,354,815
California Pollution Control
Finance Authority, SWDR (USA
Waste Services, Inc. Project)	1.50	6/1/18	1,500,000		1,490,730
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	5/1/17	3,500,000		3,778,670
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus

Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	4.00	5/15/16	1,450,000		1,496,646
Chula Vista,
IDR (San Diego Gas and
Electric Company)	1.65	7/1/18	9,895,000		9,916,175
Irvine Reassessment District
Number 12-1, Limited
Obligation Improvement Bonds	3.00	9/2/16	2,000,000		2,059,060
Long Beach,
Harbor Revenue Short-Term Notes	5.00	11/15/18	7,500,000		8,496,150
Los Angeles Unified School
District, GO	5.00	7/1/18	10,500,000		11,760,630
Metropolitan Water District of
Southern California, Water
Revenue	3.50	10/1/16	5,900,000		6,101,131
San Joaquin Hills Transportation
Corridor Agency, Senior Lien
Toll Road Revenue	5.00	1/15/16	4,210,000		4,324,512
San Joaquin Hills Transportation
Corridor Agency, Senior Lien
Toll Road Revenue	5.00	1/15/17	1,000,000		1,069,470
South San Francisco Unified School
District, GO, BAN (Measure J)	4.00	6/15/18	6,000,000		6,519,480
Sulphur Springs Union School
District, GO, BAN	0.00	1/1/18	2,750,000	b	2,656,555
Sulphur Springs Union School
District, GO, BAN	0.00	7/1/19	5,000,000	b	4,695,050
Colorado--2.5%
City and County of Denver,
Airport System Revenue	5.00	11/15/16	1,000,000		1,062,170
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	1.88	11/6/19	5,000,000		4,907,950
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue	5.00	12/1/16	1,850,000		1,965,699
Denver Urban Renewal Authority,
Stapleton Senior Tax Increment
Revenue	5.00	12/1/17	4,005,000		4,380,709
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	1.85	9/1/17	8,000,000	a	8,046,000
Regional Transportation District
of Colorado, COP (Lease
Purchase Agreement)	5.00	6/1/18	5,000,000		5,543,300
Connecticut--4.8%
Bridgeport,
GO	4.00	8/15/18	2,000,000		2,160,100
Connecticut,
GO	5.00	9/1/17	7,875,000		8,591,546
Connecticut,

GO (Insured; AMBAC)	5.25	6/1/18	10,000,000	11,194,100
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	1.35	7/21/16	10,000,000	10,097,300
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	1.20	2/1/19	15,000,000	14,869,350
New Haven,
GO	4.00	11/1/15	3,000,000	3,044,310
Florida--5.5%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	4,330,000	4,689,953
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	5,000,000	5,440,400
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/16	10,000,000	10,453,200
Florida Department of
Environmental Protection,
Florida Forever Revenue	5.00	7/1/18	3,960,000	4,414,925
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/18	6,930,000	7,743,235
Hillsborough County Aviation
Authority, Subordinated
Revenue (Tampa International
Airport)	5.00	10/1/16	1,520,000	1,607,233
Jacksonville,
Special Revenue	5.00	10/1/16	3,000,000	3,183,840
Miami-Dade County,
Aviation Revenue	5.00	10/1/18	3,700,000	4,093,310
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade
County School Board
Foundation, Inc.)	4.00	11/1/17	3,205,000	3,437,875
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade
County School Board
Foundation, Inc.)	5.00	5/1/18	5,000,000	5,539,450
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/1/17	5,000,000	5,040,550
Putnam County Development
Authority, PCR (Seminole
Electric Cooperative, Inc.
Project) (Insured; AMBAC)	5.35	5/1/18	2,250,000	2,497,905

Georgia--3.3%
Atlanta,
Airport General Revenue	5.00	1/1/17	1,000,000	1,066,670
Atlanta,
Airport General Revenue	5.00	1/1/18	1,000,000	1,095,490
Burke County Development
Authority, PCR (Georgia Power
Company Plant Vogtle Project)	1.80	4/3/18	3,900,000	3,931,785
Floyd County Development
Authority, PCR (Georgia Power
Company Plant Hammond Project)	0.85	11/19/15	5,000,000	5,008,400
Fulton County Development
Authority, Revenue (Robert W.
Woodruff Arts Center, Inc.
Project)	5.00	3/15/16	12,895,000	13,360,509
Monroe County Development
Authority, PCR (Georgia Power
Company Plant Scherer Project)	2.00	6/13/19	2,000,000	2,041,640
Monroe County Development
Authority, PCR (Gulf Power
Company Plant Scherer Project)	2.00	6/21/18	7,000,000	7,063,630
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.00	1/1/17	1,000,000	1,068,640
Illinois--10.7%
Central Lake County Joint Action
Water Agency, Water Revenue	4.00	5/1/17	5,430,000	5,764,379
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	4,000,000	4,237,160
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	4,000,000	4,237,160
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	1,435,000	1,520,081
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/18	6,000,000	6,502,500
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/19	5,000,000	5,309,550
Chicago,
Second Lien Revenue (Chicago
Midway Airport) (Insured;

AMBAC)	5.00	1/1/17	4,110,000		4,126,070
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Alternate Revenues)	4.10	3/1/17	10,000,000	a	10,022,400
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.00	12/1/17	2,345,000		2,399,873
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	4.25	12/1/18	5,020,000		5,017,540
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/1/18	1,455,000		1,521,028
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/16	10,000,000		10,014,500
Cook County,
GO	5.00	11/15/16	5,400,000		5,643,648
Illinois,
GO	4.00	7/1/16	3,000,000		3,081,000
Illinois,
GO	5.00	7/1/17	3,150,000		3,349,678
Illinois,
GO	4.00	7/1/18	5,000,000		5,210,900
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/19	10,000,000		10,906,700
Illinois,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	4/1/16	4,465,000		4,610,336
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	6/15/17	2,000,000		2,134,960
Illinois Development Finance
Authority, Revenue (Saint
Vincent de Paul Center Project)	1.88	3/1/19	3,500,000		3,520,265
Illinois Finance Authority,
Clean Water Initiative
Revolving Fund Revenue	5.00	1/1/17	2,175,000		2,324,662
Illinois Finance Authority,
Clean Water Initiative
Revolving Fund Revenue	5.00	7/1/17	2,000,000		2,176,260
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	12/1/18	2,000,000		2,244,600
Kane, McHenry, Cook and DeKalb
Counties Community Unit School
District Number 300, GO
(Insured; XLCA)	5.00	12/1/17	3,145,000		3,204,598
Springfield,

Senior Lien Electric Revenue	5.00	3/1/17	3,040,000		3,246,690
Indiana--2.1%
Indiana Finance Authority,
EIR (Southern Indiana Gas and
Electric Company Project)	1.95	9/14/17	2,500,000		2,519,550
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	1.60	2/1/17	2,500,000		2,531,275
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	7/28/16	1,955,000		2,056,719
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group) (Prerefunded)	5.00	7/28/16	45,000	c	47,407
Whiting,
Environmental Facilities
Revenue (BP Products North
America Inc. Project)	1.85	10/1/19	5,000,000		5,001,550
Whiting,
Environmental Facilities
Revenue (BP Products North
America Inc. Project)	0.85	12/2/19	10,000,000	a	9,956,100
Kentucky--1.9%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 99)	5.00	11/1/17	4,200,000		4,597,740
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	10,000,000		10,822,600
Louisville/Jefferson County Metro
Government, PCR (Louisville
Gas and Electric Company
Project)	1.65	4/3/17	4,940,000		4,984,855
Louisiana--1.9%
East Baton Rouge Sewerage
Commission, Revenue	0.63	8/1/18	7,355,000	a	7,286,525
England District Sub-District
Number 1, Revenue (State of
Louisiana - Economic
Development Project)	5.00	8/15/17	3,055,000		3,319,838
Louisiana Public Facilities
Authority, Revenue (Loyola
University Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	10/1/16	8,425,000		8,937,746
Maryland--1.1%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns

Hopkins Health System
Obligated Group Issue)	1.27	11/15/16	2,245,000	a	2,268,999
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Western
Maryland Health System Issue)	5.00	7/1/17	4,295,000		4,645,042
University System of Maryland,
Revolving Loan Program Bonds	1.25	6/1/18	5,000,000		4,996,800
Massachusetts--1.2%
Massachusetts Development Finance
Agency, Recovery Zone Facility
Revenue (Dominion Energy
Brayton Point Issue)
(Prerefunded)	2.25	9/1/16	5,000,000	c	5,108,700
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	1.70	11/1/16	2,740,000		2,780,360
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Project
Number 6 Issue)	5.00	7/1/16	4,160,000		4,368,624
Michigan--6.5%
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax)	5.00	5/1/16	1,490,000		1,549,302
Michigan,
State Trunk Line Revenue	5.00	11/15/17	6,000,000		6,605,580
Michigan,
State Trunk Line Revenue	4.00	11/15/18	4,170,000		4,566,192
Michigan,
State Trunk Line Revenue	5.00	11/15/18	3,450,000		3,894,429
Michigan,
State Trunk Line Revenue	5.00	11/15/19	1,300,000		1,500,954
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Regional
Convention Facility Authority
Local Project Bonds)	4.00	10/1/17	1,155,000		1,227,811
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Regional
Convention Facility Authority
Local Project Bonds)	5.00	10/1/18	2,280,000		2,528,634
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; National Public

Finance Guarantee Corp.)	5.00	7/1/18	1,500,000	1,645,470
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/18	1,000,000	1,096,980
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of
the City of Detroit State
Qualified Unlimited Tax GO
Local Project Bonds)	5.00	5/1/18	7,000,000	7,691,600
Michigan Finance Authority,
State Aid Revenue (School
District of the City of
Detroit)	2.85	8/20/15	5,100,000	5,111,883
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/17	10,000,000	10,894,500
Michigan Hospital Finance
Authority, Project Revenue
(Ascension Health Senior
Credit Group)	1.50	3/1/17	12,000,000	12,130,800
Michigan State Building Authority,
Revenue (Facilities Program)	5.00	10/15/16	3,500,000	3,717,350
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; Assured
Guaranty Corp.)	4.75	12/1/18	4,000,000	4,086,520
Mississippi--.1%
Mississippi Business Finance
Corporation, SWDR (Waste
Management, Inc. Project)	1.38	3/1/17	800,000	798,280
Missouri--.5%
Missouri Environmental Improvement
and Energy Resources
Authority, Water Pollution
Control and Drinking Water
Revenue (State Revolving Funds
Programs)	5.00	1/1/18	1,965,000	2,168,024
Missouri State Environmental
Improvement and Energy
Resources Authority, EIR
(Kansas City Power and Light
Company Project)	2.88	7/2/18	3,400,000	3,474,800
Nebraska--.8%
Central Plains Energy Project,
Gas Supply Revenue (Liquidity

Facility; Royal Bank of Canada)	5.00	12/1/19	7,500,000		8,537,700
Nevada--1.5%
Las Vegas Valley Water District,
GO (Additionally Secured by
Pledged Revenues)	5.00	6/1/17	13,640,000		13,643,683
Nevada,
Unemployment Compensation Fund
Special Revenue	5.00	12/1/17	2,200,000		2,425,170
New Hampshire--.7%
New Hampshire,
Turnpike System Revenue	5.00	2/1/17	6,000,000		6,432,060
New Hampshire Business Finance
Authority, SWDR (Waste
Management, Inc. Project)	2.13	6/1/18	1,000,000		1,032,320
New Jersey--5.5%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/15	4,385,000		4,393,945
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/18	6,500,000		7,087,340
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	0.83	2/1/17	5,000,000	a	4,954,150
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/17	1,275,000		1,336,213
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	12/15/18	3,995,000		4,275,409
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/19	10,700,000		11,536,847
New Jersey Economic Development
Authority, SWDR (Waste
Management of New Jersey, Inc.
Project)	0.55	6/1/15	1,300,000		1,300,000
New Jersey Sports and Exposition
Authority, State Contract Bonds	5.00	9/1/16	1,665,000		1,734,381
New Jersey Sports and Exposition
Authority, State Contract Bonds	5.00	9/1/18	3,950,000		4,212,872
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/16	2,000,000		2,071,220
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/18	1,380,000		1,468,058
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/19	11,985,000		13,449,567
New Mexico--.4%
New Mexico Educational Assistance
Foundation, Education Loan

Revenue	0.96	12/1/20	1,015,000	a	1,010,778
New Mexico Finance Authority,
Subordinate Lien Public
Project Revolving Fund Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	6/15/18	2,605,000		2,828,926
New York--11.7%
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/17	3,830,000		4,119,433
Long Island Power Authority,
Electric System General Revenue	0.78	11/1/18	10,000,000	a	10,033,100
Metropolitan Transportation
Authority, Transportation
Revenue	0.68	6/1/20	10,000,000	a	9,949,400
Nassau County,
GO (General Improvement)	5.00	4/1/19	10,000,000		11,288,800
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/16	4,595,000		4,819,741
New York City,
GO	5.25	8/1/16	15,000		15,063
New York City,
GO	5.00	8/1/17	9,545,000		10,384,101
New York City,
GO	5.00	8/1/17	10,000,000		10,879,100
New York City,
GO	0.68	8/1/27	7,000,000	a	6,904,660
New York City,
GO (Insured; Assured Guaranty
Municipal Corp)	1.98	8/1/17	5,000,000	a	5,102,050
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	5,000,000		5,637,750
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.50	2/15/17	5,000,000		5,416,200
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Escrowed to
Maturity)	5.00	8/15/15	5,000		5,050
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/18	10,000,000		11,062,800
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	4.00	5/15/17	4,825,000		5,137,853
New York State Environmental

Facilities Corporation, SWDR
(Waste Management, Inc.
Project)	2.75	7/1/17	2,000,000		2,057,460
New York State Thruway Authority,
General Revenue Junior
Indebtedness Obligations	5.00	5/1/19	10,000,000		11,308,600
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series)	5.00	9/1/17	2,000,000		2,179,320
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)	5.00	6/1/19	3,000,000		3,000,780
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/17	3,500,000		3,766,840
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(MTA Bridges and Tunnels)
(Insured; Assured Guaranty
Municipal Corp.)	0.54	1/1/19	250,000	a	249,873
North Carolina--1.2%
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Wake
Forest Baptist Obligated Group)	0.84	12/1/17	2,300,000	a	2,294,894
University of North Carolina Board
of Governers, General Revenue
(The University of North
Carolina at Chapel Hill)	0.87	12/1/17	10,100,000	a	10,136,966
Ohio--1.9%
Akron,
Income Tax Revenue (Community
Learning Centers)	4.00	12/1/16	4,090,000		4,302,189
Hamilton County,
Sewer System Revenue (The
Metropolitan Sewer District of
Greater Cincinnati)	5.00	12/1/17	3,850,000		4,241,006
Hamilton County,
Sewer System Revenue (The
Metropolitan Sewer District of
Greater Cincinnati)	5.00	12/1/18	2,280,000		2,574,850
Ohio Water Development Authority,
Drinking Water Assistance Fund
Revenue	5.00	12/1/17	1,925,000		2,124,546
Ohio Water Development Authority,
Solid Waste Revenue (Waste
Management, Inc. Project)	2.25	11/2/15	6,000,000		6,041,160
Ohio Water Development Authority,
SWDR (Waste Management Project)	2.25	7/1/16	1,000,000		1,019,640
Pennsylvania--8.7%
Allegheny County Sanitary

Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/17	4,670,000		5,059,618
Jim Thorpe Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.30	3/15/16	150,000		155,613
Pennsylvania,
GO	5.00	9/1/16	5,000,000		5,020,500
Pennsylvania,
GO	5.00	10/15/17	6,450,000		7,053,333
Pennsylvania,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	7/1/19	6,500,000		7,478,510
Pennsylvania Economic Development
Financing Authority, Private
Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	4.00	6/30/18	4,000,000		4,255,600
Pennsylvania Economic Development
Financing Authority, Private
Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/19	2,500,000		2,803,300
Pennsylvania Economic Development
Financing Authority, Private
Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	12/31/19	2,000,000		2,254,160
Pennsylvania Economic Development
Financing Authority, Private
Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/20	2,000,000		2,260,400
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	1.75	12/1/15	2,000,000		2,008,580
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	2.25	7/1/19	5,000,000		5,015,550
Pennsylvania Turnpike Commission,
Turnpike Revenue	0.70	12/1/18	4,000,000	a	4,010,640
Pennsylvania Turnpike Commission,
Turnpike Revenue	0.80	12/1/19	2,150,000	a	2,148,861
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	0.90	12/1/18	5,000,000	a	5,000,850
Philadelphia,
Airport Revenue	5.00	6/15/15	1,000,000		1,002,100
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/20	6,150,000		7,074,468
Philadelphia,

Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/17	3,690,000		4,023,687
Philadelphia School District,
GO	5.00	9/1/18	5,350,000		5,911,964
Pittsburgh,
GO	5.00	9/1/18	7,000,000		7,816,340
Pittsburgh and Allegheny County
Sports and Exhibition
Authority, Regional Asset
District Sales Tax Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	2/1/18	2,540,000		2,786,990
State Public School Building
Authority, Revenue (Albert
Gallatin Area School District
Project)	0.92	9/1/18	3,160,000	a	3,174,094
Woodland Hills School District,
GO	5.00	9/1/17	5,010,000		5,431,792
South Carolina--2.7%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/17	1,060,000		1,130,670
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/16	15,000,000		15,715,200
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/18	5,000,000		5,523,650
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/19	5,000,000		5,641,050
Tennessee--1.2%
Memphis-Shelby County Airport
Authority, Airport Revenue	5.00	7/1/16	4,105,000		4,294,281
Memphis-Shelby County Airport
Authority, Airport Revenue	5.00	7/1/17	4,905,000		5,294,653
Memphis-Shelby County Airport
Authority, Airport Revenue	5.38	7/1/18	3,175,000		3,527,647
Texas--5.7%
Grand Parkway Transportation
Corporation, Grand Parkway
System Subordinate Tier Toll
Revenue, BAN	3.00	12/15/16	10,000,000		10,355,100
Harris County,
Toll Road Senior Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/19	4,375,000		4,782,094
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	4.88	9/1/17	5,000,000		5,246,600
Houston Independent School

District, Limited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	2.00	6/1/16	6,000,000	6,072,060
Katy Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	1.60	8/15/17	690,000	690,207
Katy Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/17	4,000,000	4,346,240
North Central Texas Health
Facilities Development
Corporation, HR (Children's
Medical Center of Dallas
Project)	5.00	8/15/17	1,000,000	1,089,500
Northside Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	1.35	6/1/18	10,215,000	10,193,549
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/16	2,320,000	2,452,982
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	2.00	12/1/16	3,000,000	3,063,300
San Antonio Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	2.00	8/1/17	9,000,000	9,183,690
San Antonio Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	2.00	8/1/18	2,880,000	2,926,051
Virginia--3.3%
Fairfax County,
Public Improvement GO	5.00	10/1/18	6,250,000	7,023,250
Greater Richmond Convention Center
Authority, Hotel Tax Revenue	5.00	6/15/17	2,280,000	2,474,826
Greater Richmond Convention Center
Authority, Hotel Tax Revenue	5.00	6/15/18	1,750,000	1,946,717
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/18	10,000,000	11,053,300
York County Economic Development
Authority, PCR (Virginia
Electric and Power Company
Project)	1.88	5/16/19	12,075,000	12,205,531
Washington--1.7%
Energy Northwest,
Electric Revenue (Project 3)	5.00	7/1/18	10,000,000	11,174,700
Port of Seattle,

Intermediate Lien Revenue	5.00	2/1/19	5,875,000		6,615,015
West Virginia--.3%
West Virginia University Board of
Governors, Revenue (West
Virginia University Projects)	0.63	10/1/19	3,500,000	a	3,501,470
Wisconsin--.2%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Ascension Health Alliance
Senior Credit Group)	4.00	3/1/18	1,500,000		1,614,225
U.S. Related--.5%
A.B. Won International Airport
Authority of Guam, General
Revenue	5.00	10/1/16	2,500,000		2,621,650
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/17	2,885,000		2,117,244
Total Long-Term Municipal Investments
(cost $1,057,476,548)					1,057,262,950
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.0%	Rate (%)	Date	Amount ($)		Value ($)
Illinois--.2%
Chicago,
GO Notes, Refunding (LOC;
Northern Trust Company)	0.36	6/1/15	2,495,000	d	2,495,000
Vermont--.6%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (North Country
Hospital Project) (LOC; TD
Bank)	0.08	6/1/15	3,535,000	d	3,535,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Northeastern Vermont
Regional Hospital Project)
(LOC; TD Bank)	0.08	6/1/15	1,735,000	d	1,735,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Southwestern Vermont
Medical Center Project) (LOC;
TD Bank)	0.08	6/1/15	800,000	d	800,000
Wisconsin--.2%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Fort Healthcare, Inc.) (LOC;
JPMorgan Chase Bank)	0.08	6/1/15	1,700,000	d	1,700,000
Total Short-Term Municipal Investments
(cost $10,265,000)					10,265,000
Total Investments (cost $1,067,741,548)			101.6%		1,067,527,950
Liabilities, Less Cash and Receivables			(1.6%)		(16,298,731)
Net Assets			100.0%		1,051,229,219

a	Variable rate security--interest rate subject to periodic change.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2015, the net unrealized depreciation on investments was $213,598 of which $3,856,954 related to appreciated investment securities and $4,070,552 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2015 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	250	(29,931,641)	September 2015	(134,766)

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	1,067,527,950	-	1,067,527,950
Other Financial Instruments:
Financial Futures++	(134,766)	-	-	(134,766)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end May 31, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
May 31, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.4%	Rate (%)	Date	Amount ($)		Value ($)
Illinois--1.2%
Chicago,
GO	5.00	1/1/22	1,150,000		1,170,608
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Alternate Revenues)	5.25	12/1/35	1,000,000		941,380
Michigan--.7%
Michigan Finance Authority,
HR (Trinity Health Credit
Group)	5.00	12/1/33	1,150,000		1,275,948
New Jersey--1.7%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/25	1,600,000		1,766,880
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/42	1,500,000		1,507,725
New York--90.1%
Albany County Airport Authority,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/15/23	1,500,000		1,676,970
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)
(Prerefunded)	5.75	11/15/17	2,500,000	a	2,793,025
Battery Park City Authority,
Senior Revenue	5.00	11/1/23	1,065,000		1,316,287
Build New York City Resource
Corporation, Revenue (Ethical
Culture Fieldston School
Project)	4.00	6/1/19	1,150,000		1,248,739
Build New York City Resource
Corporation, Revenue, City
University of New York -
Queens College (Q Student
Residences, LLC Project)	5.00	6/1/33	660,000		752,037
Build New York City Resource
Corporation, Revenue, City
University of New York -
Queens College (Q Student
Residences, LLC Project)	5.00	6/1/34	525,000		594,699
Erie County Fiscal Stability

Authority, Sales Tax and State
Aid Secured Revenue	5.00	12/1/24	1,000,000		1,181,530
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/20	1,000,000		1,141,310
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/21	1,000,000		1,143,740
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/39	1,000,000		1,095,300
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	5,000,000		5,314,400
Metropolitan Transportation
Authority, Transportation
Revenue	6.25	11/15/23	300,000		351,546
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/28	2,375,000		2,750,393
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/30	1,190,000		1,304,549
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.37	11/1/22	2,300,000	b	2,236,750
Monroe County Industrial
Development Corporation,
Revenue (Saint John Fisher
College Project)	5.00	6/1/17	1,740,000		1,859,747
Nassau County,
GO	5.00	10/1/20	2,000,000		2,266,140
Nassau County,
GO (General Improvement Bonds)	5.00	4/1/29	2,500,000		2,829,575
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	1,000,000		1,109,290
Nassau County Sewer and Storm
Water Finance Authority,
System Revenue (Insured;
Berkshire Hathaway Assurance
Corporation) (Prerefunded)	5.38	11/1/18	1,000,000	a	1,143,220
New York City,
GO	5.00	8/1/23	2,625,000		3,075,083
New York City,
GO	5.25	9/1/23	1,000,000		1,124,710
New York City,
GO	5.00	3/1/30	2,000,000		2,319,000
New York City,
GO (Prerefunded)	5.00	8/1/16	15,000	a	15,810
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium

Project) (Insured; Assured
Guaranty Corp.)	7.00	3/1/49	1,000,000	1,187,920
New York City Industrial
Development Agency, Special
Revenue (New York City - New
York Stock Exchange Project)	5.00	5/1/21	1,000,000	1,130,250
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/36	1,500,000	1,692,345
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/40	1,000,000	1,126,700
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/44	2,110,000	2,325,115
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/25	1,545,000	1,747,889
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/27	1,650,000	1,860,474
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,750,000	1,973,213
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	5/1/29	2,000,000	2,304,300
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/31	1,980,000	2,259,675
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	8/1/32	2,000,000	2,309,040
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/34	2,000,000	2,212,620
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/39	2,500,000	2,763,925
New York City Trust for Cultural
Resources, Revenue (Whitney
Museum of American Art)	5.00	7/1/21	2,000,000	2,307,220
New York City Trust for Cultural
Resources, Revenue (Wildlife
Conservation Society)	5.00	8/1/27	1,120,000	1,307,589
New York City Trust for Cultural
Resources, Revenue (Wildlife
Conservation Society)	5.00	8/1/31	1,480,000	1,684,432
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/29	1,000,000	1,159,360

New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	1,500,000	c	1,536,330
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	3,175,000		3,222,911
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/21	2,560,000		2,981,530
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/23	1,395,000		1,621,869
New York State,
GO	5.00	2/15/26	2,600,000		2,940,366
New York State Dormitority
Authority, Revenue (Saint
John's University)	5.00	7/1/29	1,300,000		1,499,160
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/18	1,310,000		1,403,639
New York State Dormitory
Authority, Mental Health
Services Facilities
Improvement Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Escrowed to Maturity)	5.00	2/15/17	5,000		5,372
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	10/1/41	2,500,000		2,823,875
New York State Dormitory
Authority, Revenue (Convent of
the Sacred Heart) (Insured;
Assured Guaranty Municipal
Corp.)	5.63	11/1/35	1,000,000		1,184,730
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	3,000,000		3,368,430
New York State Dormitory
Authority, Revenue (New York
University)	5.00	7/1/31	2,000,000		2,331,720
New York State Dormitory
Authority, Revenue (New York
University)	5.00	7/1/37	2,155,000		2,399,937
New York State Dormitory
Authority, Revenue (New York
University)	5.00	7/1/43	2,400,000		2,668,608
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/23	650,000		767,292
New York State Dormitory

Authority, Revenue (Rochester
Institute of Technology)	5.00	7/1/23	1,000,000	1,118,000
New York State Dormitory
Authority, Revenue (School
Districts Revenue Financing
Program)	5.00	10/1/18	3,040,000	3,411,062
New York State Dormitory
Authority, Revenue (The New
School)	5.00	7/1/32	1,530,000	1,738,952
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	3,000,000	3,367,320
New York State Dormitory
Authority, Revenue (Yeshiva
University)	5.00	11/1/20	3,190,000	3,423,348
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000	1,150,410
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/20	1,000,000	1,159,970
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/20	1,000,000	1,162,140
New York State Dormitory
Authority, State Sales Tax
Revenue	5.00	3/15/21	1,000,000	1,182,850
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/24	1,975,000	2,332,969
New York State Energy Research and
Development Authority, PCR
(New York State Electric and
Gas Corporation Project)	2.00	5/1/20	2,000,000	1,989,160
New York State Enviornmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.00	6/15/26	2,000,000	2,395,920
New York State Environmental
Facilities Corporation, State
Revolving Funds Revenue
(Master Financing Program)
(Green Bonds)	5.00	5/15/26	2,700,000	3,274,020
New York State Medical Care
Facilities Finance Agency,
Secured Mortgage Revenue

(Collateralized; SONYMA)	6.38	11/15/20	165,000	165,838
New York State Thruway Authority,
General Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/31	2,000,000	2,296,080
New York State Thruway Authority,
General Revenue Junior
Indebtedness Obligations	5.00	5/1/19	2,000,000	2,261,720
New York State Thruway Authority,
General Revenue Junior
Indebtedness Obligations
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/1/19	2,005,000	2,269,840
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/20	2,075,000	2,393,865
New York State Urban Development
Corporation, Service Contract
Revenue	5.25	1/1/24	2,375,000	2,662,423
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/31	1,000,000	1,148,130
Onondaga County Trust for Cultural
Resources, Revenue (Syracuse
University Project)	5.00	12/1/19	2,500,000	2,895,950
Oyster Bay,
Public Improvement GO	5.00	2/15/16	1,000,000	1,030,170
Oyster Bay,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	4.00	11/1/19	2,000,000	2,204,080
Oyster Bay,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	3/15/21	1,330,000	1,530,883
Oyster Bay,
Public Improvement GO
(Insured; Build America Mutual
Assurance Company)	5.00	8/15/22	1,715,000	2,004,320
Port Authority of New York and New
Jersey (Consolidated Bonds,
184th Series)	5.00	9/1/31	1,010,000	1,166,853
Port Authority of New York and New
Jersey (Consolidated Bonds,
189th Series)	5.00	5/1/30	1,000,000	1,171,450
Port Authority of New York and New
Jersey (Consolidated Bonds,
190th Series)	5.00	5/1/28	1,250,000	1,421,400
Suffolk County,
GO	5.00	4/1/19	1,400,000	1,576,806
Suffolk County,

GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	2/1/22	1,000,000		1,177,640
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)	5.00	6/1/22	1,500,000		1,625,025
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.25	1/1/22	1,000,000	a	1,215,860
Utility Debt Securitization
Authority of New York,
Restructing Bonds	5.00	6/15/26	2,000,000		2,398,460
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.00	11/1/20	1,400,000		1,575,252
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.00	11/1/24	1,500,000		1,653,585
Texas--1.2%
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/33	2,000,000		2,215,020
U.S. Related--3.5%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,000,000		1,143,150
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/16	1,000,000		1,057,590
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	2,500,000		2,624,200
Puerto Rico Electric Power
Authority, Power Revenue	5.38	7/1/24	1,000,000		595,800
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/18	260,000		270,621
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,200,000	d	740,976
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000	d	217,165
Total Long-Term Municipal Investments
(cost $177,468,290)					183,830,500
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.2%	Rate (%)	Date	Amount ($)		Value ($)
New York;
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.09	6/1/15	3,000,000	e	3,000,000
New York City,

GO Notes (LOC; JPMorgan Chase
Bank)	0.09	6/1/15	1,000,000	e	1,000,000
New York City Trust for Cultural
Resources, Revenue, Refunding
(Lincoln Center for the
Performing Arts, Inc.) (LOC;
JPMorgan Chase Bank)	0.09	6/1/15	100,000	e	100,000
Total Short-Term Municipal Investments
(cost $4,100,000)					4,100,000
Total Investments (cost $181,568,290)			100.6%		187,930,500
Liabilities, Less Cash and Receivables			(.6%)		(1,085,789)
Net Assets			100.0%		186,844,711

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security--interest rate subject to periodic change.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, this security was valued at $1,536,330 or 0.8% of net assets.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Variable rate demand note - rate shown is the interest rate in effect at May 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2015, net unrealized appreciation on investments was $6,362,210 of which $7,949,520 related to appreciated investment securities and $1,587,310 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes

STATEMENT OF FINANCIAL FUTURES
May 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2015 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	30	(3,591,797)	September 2015	(16,172)
U.S. Treasury 10 Year Notes	58	(7,405,875)	September 2015	(23,109)

				(39,281)

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	187,930,500	-	187,930,500
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(39,281)	-	-	(39,281)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end May 31, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
May 31, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.3%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.2%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	1/1/21	3,500,000		3,543,785
California--1.2%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	1,200,000	a	1,189,956
Alameda Corridor Transportation
Authority, Subordinate Lien
Revenue (Insured; AMBAC)	5.25	10/1/21	2,000,000		2,186,280
District of Columbia--1.8%
Metropolitan Washington Airports
Authority, Airport System
Revenue (Insured; Berkshire
Hathaway Assurance Corp.)	5.00	10/1/36	5,050,000		5,301,944
Florida--1.4%
Lake County School Board,
COP (Master Lease Purchase
Agreement)	5.00	6/1/27	1,620,000		1,808,908
Peace River/Manasota Regional
Water Supply Authority,
Utility System Revenue	5.00	10/1/23	1,885,000		2,253,291
Illinois--2.0%
Chicago,
GO	5.00	1/1/22	1,850,000		1,883,152
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Alternate Revenues)	5.25	12/1/35	1,000,000		941,380
Illinois,
GO	5.25	2/1/29	2,000,000		2,103,660
Illinois,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	8/1/17	1,000,000		1,075,360
Michigan--.7%
Michigan Finance Authority,
HR (Trinity Health Credit
Group)	5.00	12/1/33	1,850,000		2,052,612
New Jersey--1.6%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/27	2,000,000		2,080,840
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/42	2,500,000		2,512,875
New York--3.1%

New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/44	3,000,000		3,305,850
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/35	3,505,000		3,952,168
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	1,750,000	a	1,792,385
Pennsylvania--81.5%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/24	5,000,000		5,795,650
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/26	3,000,000		3,444,030
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/19	1,205,000		1,352,829
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/23	1,370,000		1,579,418
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/25	1,250,000		1,416,600
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/19	2,000,000		2,270,520
Central Bucks School District,
GO (Prerefunded)	5.00	5/15/18	5,000,000	b	5,581,100
Chester County,
GO	5.00	7/15/25	3,060,000		3,503,149
Downingtown Area School District,
GO	5.00	11/1/18	2,010,000		2,271,059
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/23	2,260,000		2,523,900
Erie County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	9/1/22	1,640,000		2,014,609
Fox Chapel Area School District,
GO	5.00	8/1/34	3,190,000		3,584,667
Hempfield Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	3/15/23	1,000,000		1,146,470
Lancaster County Solid Waste
Management Authority, Solid
Waste Disposal System Revenue	5.00	12/15/19	1,000,000		1,149,290
Lower Merion School District,
GO (Prerefunded)	5.00	9/1/17	2,980,000	b	3,260,180
Montgomery County,

GO	5.00	12/15/24	2,545,000		2,917,792
Montgomery County,
GO (Prerefunded)	5.00	12/15/19	100,000	b	116,053
Montgomery County Industrial
Development Authority, FHA
Insured Mortgage Revenue (New
Regional Medical Center
Project)	5.50	8/1/25	995,000		1,156,469
Montgomery County Industrial
Development Authority, Health
System Revenue (Albert
Einstein Healthcare Network
Issue)	5.00	1/15/20	1,000,000		1,107,110
Northhampton County General
Purpose Authority, College
Revenue (Lafayette College)	5.00	11/1/43	3,500,000		3,896,200
Pennsylvania,
GO	5.00	7/1/20	10,000,000		11,499,500
Pennsylvania,
GO	5.00	3/15/28	2,200,000		2,548,216
Pennsylvania,
GO	5.00	4/1/28	3,000,000		3,428,640
Pennsylvania,
GO	5.00	10/15/29	2,400,000		2,745,528
Pennsylvania,
GO	5.00	3/15/31	2,000,000		2,266,360
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/26	1,000,000		1,105,300
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/27	1,535,000		1,683,603
Pennsylvania Economic Development
Financing Authority,
Governmental LR (Forum Place
Project)	5.00	3/1/25	1,000,000		1,146,800
Pennsylvania Economic Development
Financing Authority, Private
Activity Revenue (The
Pennsylvania Rapid Bridge
Replacement Project)	5.00	6/30/42	1,500,000		1,608,180
Pennsylvania Economic Development
Financing Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	2/1/26	2,455,000		2,873,970
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	2.25	7/1/19	5,000,000		5,015,550
Pennsylvania Economic Development

Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/20	5,000,000	5,722,550
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	1/1/22	5,000,000	5,433,800
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Saint Joseph's University)	5.00	11/1/25	2,010,000	2,291,500
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.25	6/15/24	5,000,000	5,896,400
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/26	1,000,000	1,143,630
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/30	1,875,000	2,117,344
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University)	5.00	4/1/26	1,000,000	1,148,950
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University)	5.00	4/1/42	5,420,000	5,969,263
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	10/1/35	1,000,000	1,163,090
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)
(Escrowed to Maturity)	5.00	9/1/19	5,090,000	5,860,524
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/17	1,700,000	1,858,542
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000	1,663,913
Pennsylvania Industrial
Development Authority, EDR	5.00	7/1/19	3,000,000	3,398,310
Pennsylvania Industrial
Development Authority, EDR	5.00	7/1/21	5,000,000	5,793,800
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of

Philadelphia Funding Program)	5.00	6/15/21	2,000,000		2,311,780
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/22	3,395,000		3,933,718
Pennsylvania State University,
GO	5.00	3/1/28	2,980,000		3,408,584
Pennsylvania State University,
GO	5.00	9/1/35	1,000,000		1,151,540
Pennsylvania State University,
GO	5.00	3/1/40	5,710,000		6,422,551
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue	5.00	12/1/24	1,165,000		1,362,095
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue	5.00	12/1/32	1,190,000		1,329,396
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/25	2,500,000		3,034,775
Pennsylvania Turnpike Commission,
Turnpike Revenue	1.25	12/1/19	2,000,000	c	2,023,000
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/26	5,000,000		5,473,850
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	12/1/35	2,280,000		2,578,931
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Corp.)	6.00	6/1/28	1,500,000		1,688,700
Philadelphia,
Airport Revenue	5.00	6/15/20	1,750,000		2,000,775
Philadelphia,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/18	1,370,000		1,513,055
Philadelphia,
Water and Wastewater Revenue	5.00	11/1/26	2,000,000		2,319,360
Philadelphia,
Water and Wastewater Revenue	5.00	11/1/27	2,840,000		3,270,402
Philadelphia,
Water and Wastewater Revenue	5.00	7/1/31	2,000,000		2,278,640
Philadelphia,
Water and Wastewater Revenue	5.00	1/1/36	2,830,000		3,089,483
Philadelphia School District,
GO	5.00	9/1/18	2,500,000		2,762,600
Philadelphia School District,
GO	5.00	9/1/20	1,805,000		2,044,217
Pittsburgh,

GO	5.00	9/1/25	2,000,000	2,313,520
Pittsburgh,
GO	5.00	9/1/26	5,000,000	5,730,450
Pittsburgh School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,000,000	1,130,450
Pittsburgh School District,
GO (Insured; Build America
Mutual Assurance Company)	5.00	9/1/25	1,000,000	1,153,430
Pittsburgh Water and Sewer
Authority, Water and Sewer
System First Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/25	2,580,000	3,024,715
Pocono Mountain School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/22	5,270,000	5,598,690
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/17	2,085,000	2,285,243
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/22	1,500,000	1,728,465
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.25	11/15/23	2,000,000	2,321,820
Southcentral Pennsylvania General
Authority, Revenue (WellSpan
Health Obligation Group)	5.00	6/1/27	1,085,000	1,248,672
Southeastern Pennsylvania
Transportation Authority,
Capital Grant Receipts Bonds
(Federal Transit
Administration Section 5309
Fixed Guideway Modernization
Formula Funds)	5.00	6/1/23	2,000,000	2,294,360
Southeastern Pennsylvania
Transportation Authority,
Revenue	5.00	3/1/26	2,450,000	2,795,156
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/21	1,000,000	1,142,030
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/24	2,000,000	2,310,200
State Public School Building
Authority, School Lease
Revenue (The School District

of Philadelphia Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/31	2,490,000		2,734,369
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/38	1,800,000		2,041,326
University of Pittsburgh - of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.50	9/15/21	2,500,000		2,883,275
University of Pittsburgh - of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.00	9/15/28	1,580,000		1,777,200
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/24	1,060,000		1,190,115
West View Borough Municipal
Authority, Water Revenue	5.00	11/15/32	3,000,000		3,416,760
Westmoreland County,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/15	1,500,000	d	1,494,885
Texas--1.1%
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/33	3,000,000		3,322,530
U.S. Related--3.7%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,500,000		1,714,725
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,109,410
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; AMBAC)	5.50	7/1/19	3,000,000		3,119,280
Puerto Rico Electric Power
Authority, Power Revenue	5.38	7/1/24	2,000,000		1,191,600
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/21	5,000,000		3,053,650
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000	e	617,480
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000	e	217,165
Total Long-Term Municipal Investments
(cost $284,323,601)					292,413,227
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.4%	Rate (%)	Date	Amount ($)		Value ($)
New York--.1%
New York City Municipal Water
Finance Authority, Water and
Sewer System General
Resolution Revenue (Liquidity

Facility; JPMorgan Chase Bank)	0.09	6/1/15	300,000	f	300,000
Vermont--.3%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (North Country
Hospital Project) (LOC; TD
Bank)	0.08	6/1/15	800,000	f	800,000
Total Short-Term Municipal Investments
(cost $1,100,000)					1,100,000
Total Investments (cost $285,423,601)			99.7%		293,513,227
Cash and Receivables (Net)			.3%		1,003,345
Net Assets			100.0%		294,516,572

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, these securities were valued at $2,982,341 or 1.0% of net assets.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Variable rate security--interest rate subject to periodic change.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2015, net unrealized appreciation on investments was $8,089,626 of which $12,256,240 related to appreciated investment securities and $4,166,614 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
May 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 5/31/2015 ($)
Financial Futures Short
U.S. Treasury 5 Year Notes	50	(5,986,328)	September 2015	(26,953)
U.S. Treasury 10 Year Notes	90	(11,491,875)	September 2015	(35,859)

				(62,812)

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	293,513,227	-	293,513,227
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(62,812)	-	-	(62,812)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end May 31, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
May 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.6%	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage Pass-Through Ctfs.--4.7%
Banc of America Commercial
Mortgage Trust, Ser. 2005-5,
Cl. A4	5.12	10/10/45	517,901	a	519,469
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1,
Cl. A4	5.38	7/15/44	913,652	a	916,729
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A4	5.48	1/15/46	3,019,187	a	3,048,731
GE Capital Commercial Mortgage
Corporation Trust,
Ser. 2006-C1, Cl. A4	5.45	3/10/44	2,851,157	a	2,890,468
Greenwich Capital Commercial
Funding, Ser. 2005-GG5, Cl. A5	5.22	4/10/37	1,411,979	a	1,415,590
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A4	5.41	12/15/44	712,156	a	716,753
					9,507,740
Municipal Bonds--6.3%
California Earthquake Authority,
Revenue	2.81	7/1/19	1,275,000		1,307,882
California,
GO (Various Purpose)	1.05	2/1/16	1,000,000		1,004,470
California,
GO (Various Purpose)	1.25	11/1/16	1,000,000		1,008,050
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	2.11	7/1/18	2,850,000		2,891,639
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue	0.86	11/15/15	2,500,000		2,501,275
New York City,
GO	5.13	12/1/15	1,100,000		1,126,312
University of California Regents,
General Revenue	0.68	7/1/17	3,000,000	a	3,000,270
					12,839,898
U.S. Government Agencies--21.9%
Federal Farm Credit Bank,
Bonds	0.64	1/11/17	3,750,000		3,746,985
Federal Farm Credit Bank,
Bonds	0.69	5/16/17	1,380,000		1,379,213
Federal Farm Credit Bank,
Bonds	0.96	6/5/17	3,130,000		3,130,150
Federal Farm Credit Bank,
Bonds	1.14	11/20/17	7,610,000		7,631,026
Federal Farm Credit Bank,

Bonds	1.29	6/14/19	3,050,000		3,036,266
Federal Farm Credit Bank,
Bonds	1.42	4/29/19	2,750,000		2,735,367
Federal Home Loan Bank,
Bonds	1.00	9/26/17	500,000		499,684
Federal Home Loan Bank,
Bonds	1.30	2/26/18	5,930,000		5,962,105
Federal Home Loan Bank,
Bonds	1.30	6/5/18	1,360,000		1,360,054
Federal Home Loan Bank,
Bonds	5.38	5/15/19	650,000		752,589
Federal Home Loan Mortgage Corp.,
Notes	1.00	6/16/17	3,515,000	b	3,516,174
Federal Home Loan Mortgage Corp.,
Notes	1.02	10/16/17	6,500,000	b	6,506,864
Federal National Mortgage
Association, Notes	0.65	2/27/17	2,000,000	b	1,996,474
Federal National Mortgage
Association, Notes, Ser. 1	1.00	4/30/18	1,310,000	b	1,306,635
Federal National Mortgage
Association, Notes	1.13	4/30/18	1,090,000	b	1,088,920
					44,648,506
U.S. Government Agencies/Mortgage-Backed--29.5%
Federal Home Loan Mortgage Corp.:
4.50%, 12/1/19 - 9/1/26			6,347,936	b	6,672,787
REMIC, Ser. 3565, Cl. XA,
4.00%, 8/15/22			12,304	b	12,306
REMIC, Ser. 3846, Cl. CK,
1.50%, 9/15/20			1,223,254	b	1,231,545
REMIC, Ser. 4079, Cl. WA,
2.00%, 8/15/40			3,521,560	b	3,529,306
REMIC, Ser. 2663, Cl. BC,
4.00%, 8/15/18			3,072,115	b	3,179,165
REMIC, Ser. 2675, Cl. CK,
4.00%, 9/15/18			112,785	b	116,914
REMIC, Ser. 3986, Cl. P,
4.00%, 3/15/39			684,438	b	701,047
REMIC, Ser. 3578, Cl. AM,
4.50%, 9/15/16			212,379	b	215,419
REMIC, Ser. 2495, Cl. UC,
5.00%, 7/15/32			9,516	b	9,894
Federal National Mortgage Association:
2.50%, 3/1/22 - 6/1/25			3,366,312	b	3,471,496
3.63%, 7/1/18			887,768	b	946,554
4.50%, 11/1/22			5,039,608	b	5,303,226
REMIC, Ser. 2010-13,
Cl. KA, 2.00%, 12/25/18			1,160,197	b	1,172,841
REMIC, Ser. 2011-23,
Cl. AB, 2.75%, 6/25/20			2,442,484	b	2,496,143
REMIC, Ser. 2012-94, Cl. E,
3.00%, 6/25/22			2,538,417	b	2,625,107
REMIC, Ser. 2009-111,

Cl. JB, 3.00%, 4/25/39	390,559	b	396,093
REMIC, Ser. 2011-7, Cl. DA,
3.50%, 5/25/24	93,978	b	94,197
REMIC, Ser. 2010-87, Cl. GA
4.00%, 2/25/24	314,692	b	317,876
REMIC, Ser. 2008-23, Cl. A,
4.50%, 10/25/22	120,547	b	121,865
REMIC, Ser. 2003-67,
Cl. TJ, 4.75%, 7/25/18	631,638	b	656,634
REMIC, Ser. 2003-49,
Cl. YD, 5.50%, 6/25/23	229,794	b	233,024
REMIC, Ser. 2004-53, Cl. P,
5.50%, 7/25/33	242,263	b	247,554
Government National Mortgage Association I:
Ser. 2013-101, Cl. A,
0.51%, 5/16/35	4,329,272		4,253,951
Ser. 2013-73, Cl. A, 0.98%,
12/16/35	4,395,735		4,341,879
Ser. 2012-22, Cl. AB,
1.66%, 3/16/33	556,439		559,500
Ser. 2013-105, Cl. A,
1.71%, 2/16/37	3,723,087		3,703,243
Ser. 2011-20, Cl. A 1.88%,
4/16/32	2,870,217		2,878,622
Ser. 2011-49, Cl. A, 2.45%,
7/16/38	3,055,471		3,104,525
Ser. 2010-100, Cl. D,
4.07%, 1/16/51	1,833,719	a	1,860,841
Ser. 2009-119, Cl. B,
4.29%, 2/16/41	750,177		753,449
Ser. 2006-31, Cl. E, 4.64%,
5/16/39	1,933,071	a	1,965,606
Ser. 2003-48, Cl. C, 4.89%,
7/16/34	572,285		586,268
Ser. 2005-76, Cl. B, 4.89%,
10/16/38	1,691,100	a	1,706,002
Ser. 2007-69, Cl. C, 5.20%,
10/16/37	543,590	a	549,845
Government National Mortgage Association II:
Ser. 2010-101, Cl. NC,
2.50%, 11/20/36	110,870		111,985
			60,126,709
U.S. Government Securities--37.2%
U.S. Treasury Notes:
0.63%, 9/30/17	8,750,000		8,728,808
0.75%, 4/15/18	8,775,000		8,736,609
0.88%, 4/15/17	3,750,000		3,771,386
0.88%, 5/15/17	2,000,000		2,011,250
0.88%, 6/15/17	8,000,000		8,040,624
0.88%, 10/15/17	9,750,000		9,779,708
0.88%, 11/15/17	9,750,000		9,775,136
0.88%, 1/15/18	8,000,000		8,009,376

1.00%, 12/15/17	8,000,000	8,041,248
1.00%, 2/15/18	9,000,000	9,034,452
		75,928,597
Total Bonds and Notes
(cost $203,856,092)		203,051,450

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,260,416)	2,260,416 [c]	2,260,416
Total Investments (cost $206,116,508)	100.7%	205,311,866
Liabilities, Less Cash and Receivables	(.7%)	(1,337,695)
Net Assets	100.0%	203,974,171

a Variable rate security--interest rate subject to periodic change.
b The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
c Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized depreciation on investments was $804,642 of which $306,925 related to appreciated investment securities and $1,111,567 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	51.4
U.S. Government Securities	37.2
Municipal Bonds	6.3
Commercial Mortgage-Backed	4.7
Money Market Investment	1.1
100.7

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

		Level 2 - Other	Level 3 -Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Commercial Mortgage-Backed	-	9,507,740	-	9,507,740
Municipal Bonds	-	12,839,898	-	12,839,898
Mutual Funds	2,260,416	-	-	2,260,416
U.S. Government Agencies/Mortgage-Backed	-	104,775,215	-	104,775,215
U.S. Treasury	-	75,928,597	-	75,928,597

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund
May 31, 2015 (Unaudited)

Common Stocks--98.1%	Shares		Value ($)
Automobiles & Components--1.9%
Dana Holding	67,986		1,480,055
Motorcar Parts of America	63,566	a	1,828,794
Tenneco	14,486	a	850,618
Thor Industries	17,079		1,043,356
Winnebago Industries	111,832		2,430,109
			7,632,932
Banks--11.9%
Ameris Bancorp	79,248		1,996,257
Bank of Hawaii	18,470	b	1,159,362
BofI Holding	11,765	a	1,107,792
Boston Private Financial Holdings	53,015		664,808
Brookline Bancorp	65,525		716,843
Capital Bank Financial, Cl. A	8,579	a	244,673
Cardinal Financial	30,720		634,061
Central Pacific Financial	20,660		483,857
CoBiz Financial	45,512		537,952
Columbia Banking System	93,384		2,821,131
ConnectOne Bancorp	64,339		1,251,394
CVB Financial	124,961		2,049,360
EverBank Financial	224,243		4,135,041
FCB Financial Holdings, Cl. A	4,110	b	118,245
First Horizon National	130,327		1,923,627
First Midwest Bancorp	57,114		1,014,345
Ladder Capital, Cl. A	92,689		1,647,084
National Bank Holdings, Cl. A	76,320		1,459,238
Pinnacle Financial Partners	32,081		1,588,330
PrivateBancorp	46,686		1,780,137
Seacoast Banking	34,173	a	511,228
Simmons First National, Cl. A	19,556		841,690
South State	34,470		2,475,980
SVB Financial Group	48,490	a	6,541,786
Synovus Financial	87,230		2,531,415
Talmer Bancorp, Cl. A	59,243		941,371
UMB Financial	15,962		826,672
United Community Banks	57,527		1,101,642
Valley National Bancorp	126,309		1,235,302
Washington Trust Bancorp	11,288		424,203
Webster Financial	42,937		1,626,883
WesBanco	25,020		791,633
Wintrust Financial	25,785		1,291,828
			48,475,170
Capital Goods--6.7%
AeroVironment	30,297	a	783,177
Altra Industrial Motion	92,333		2,539,157
American Woodmark	32,443	a	1,665,624
Apogee Enterprises	14,572		782,954
Astec Industries	18,476		763,983
Beacon Roofing Supply	84,671	a	2,655,283
Chart Industries	19,785	a	642,221
Comfort Systems USA	84,209		1,890,492
Encore Wire	17,361		758,328
EnerSys	45,318		3,019,992
FreightCar America	20,695		463,982

Granite Construction	22,408		803,327
Great Lakes Dredge and Dock	65,248	a	362,779
Lindsay	11,043	b	889,403
Mueller Industries	24,532		855,185
PGT	153,753	a	1,838,886
Raven Industries	11,348		218,562
Simpson Manufacturing	19,810		671,955
Thermon Group Holdings	156,639	a	3,557,272
Watsco	14,572		1,834,906
William Lyon Homes, Cl. A	21,230	a	480,435
			27,477,903
Commercial & Professional Services--7.5%
ABM Industries	19,742		640,430
Advisory Board	40,302	a	2,046,133
CEB	27,594		2,334,176
FTI Consulting	20,810	a	817,833
Herman Miller	57,536		1,593,747
HNI	27,596		1,338,130
Interface	177,086		3,812,662
iRobot	20,230	a	646,348
Knoll	77,458		1,762,944
Korn/Ferry International	113,898		3,654,987
McGrath RentCorp	20,023		609,500
Steelcase, Cl. A	271,178		4,664,262
TrueBlue	235,461	a	6,705,929
			30,627,081
Consumer Durables & Apparel--3.1%
Cavco Industries	7,737	a	561,165
Deckers Outdoor	7,180	a	489,317
Ethan Allen Interiors	35,383		888,113
Malibu Boats, Cl. A	83,879	a	1,758,943
Oxford Industries	35,769		2,713,794
Standard Pacific	66,403	a	547,161
Steven Madden	33,833	a	1,278,211
Universal Electronics	11,601	a	601,164
Vera Bradley	30,365	a	411,142
WCI Communities	88,074	a	2,047,720
Wolverine World Wide	46,034		1,352,479
			12,649,209
Consumer Services--2.1%
2U	46,554	a	1,292,339
Belmond, Cl. A	69,682	a	850,120
Capella Education	7,673		408,741
Cheesecake Factory	30,554		1,575,670
LifeLock	180,880	a	2,752,994
Red Robin Gourmet Burgers	22,349	a	1,863,683
			8,743,547
Diversified Financials--1.9%
FNFV Group	49,710	a	763,546
Nelnet, Cl. A	17,160		705,448
Piper Jaffray	14,656	a	694,988
Raymond James Financial	53,870		3,130,924
SLM	236,800	a	2,429,568
			7,724,474
Energy--3.2%
Bill Barrett	46,640	a	411,831
Cloud Peak Energy	57,221	a,b	330,165
Forum Energy Technologies	12,820	a	265,887
Generac Holdings	64,423	a	2,691,593

Geospace Technologies	24,173	a,b	497,480
Gulf Island Fabrication	16,697		188,008
Natural Gas Services Group	19,394	a	468,365
Oasis Petroleum	103,557	a,b	1,758,398
Oil States International	56,093	a	2,293,082
Patterson-UTI Energy	56,440		1,140,088
RPC	39,400		569,724
Synergy Resources	67,436	a	776,188
Western Refining	35,844		1,576,419
			12,967,228
Exchange-Traded Funds--2.1%
iShares Russell 2000 ETF	23,307	b	2,887,504
iShares Russell 2000 Growth ETF	35,366	b	5,389,778
iShares Russell 2000 Value ETF	2,760		280,830
			8,558,112
Food & Staples Retailing--1.1%
Casey's General Stores	19,813		1,727,495
Fresh Market	22,824	a,b	724,662
United Natural Foods	28,354	a	1,901,703
			4,353,860
Food, Beverage & Tobacco--.6%
Dean Foods	45,848		844,520
Fresh Del Monte Produce	10,527		396,236
WhiteWave Foods	22,172	a	1,064,921
			2,305,677
Health Care Equipment & Services--5.7%
Air Methods	25,385	a	1,070,232
Align Technology	19,315	a	1,171,841
Amedisys	593	a	18,395
Computer Programs & Systems	8,356	b	437,269
Endologix	90,728	a	1,514,250
Globus Medical, Cl. A	105,770	a	2,743,674
Hanger	32,255	a	741,542
HealthStream	55,348	a	1,570,223
HeartWare International	53,681	a	3,960,047
HMS Holdings	36,890	a	628,606
Invacare	11,120		241,638
LDR Holding	38,800	a	1,572,176
LifePoint Health	15,797	a	1,189,356
Medidata Solutions	32,375	a	1,878,074
Meridian Bioscience	32,090		584,038
Natus Medical	12,319	a	481,180
Omnicell	27,445	a	1,014,916
Spectranetics	50,846	a	1,262,506
WellCare Health Plans	13,593	a	1,164,512
			23,244,475
Household & Personal Products--.4%
Inter Parfums	53,727		1,796,094
Insurance--.3%
First American Financial	15,820		564,932
Safety Insurance Group	10,812		603,310
			1,168,242
Materials--4.8%
Calgon Carbon	24,880		516,509
Carpenter Technology	19,033		777,308
Chemtura	157,750	a	4,379,140
Cytec Industries	14,403		871,237
Haynes International	11,125		524,544
Intrepid Potash	47,308	a	549,719

Louisiana-Pacific	64,445	a	1,165,810
New Gold	431,683	a	1,372,752
OMNOVA Solutions	223,570	a	1,679,011
Royal Gold	10,241		663,310
Scotts Miracle-Gro, Cl. A	24,125		1,477,897
Stillwater Mining	63,568	a	921,100
TimkenSteel	25,631		762,522
Trinseo	77,321		2,258,546
Yamana Gold	413,975		1,486,170
			19,405,575
Media--3.0%
E.W. Scripps, Cl. A	70,222		1,645,301
Entravision Communications, Cl. A	30,733		207,448
IMAX	50,748	a	2,047,174
Lions Gate Entertainment	46,421		1,536,071
MDC Partners, Cl. A	45,548		965,618
Media General	81,000	a	1,341,360
Morningstar	3,182		245,969
New York Times, Cl. A	81,823		1,137,340
Nexstar Broadcasting Group, Cl. A	8,687		494,203
Sinclair Broadcast Group, Cl. A	50,659	b	1,521,796
Time	45,347		1,020,761
			12,163,041
Pharmaceuticals, Biotech & Life Sciences--10.5%
ACADIA Pharmaceuticals	55,105	a,b	2,270,326
Celldex Therapeutics	60,619	a	1,750,071
Cepheid	27,910	a	1,539,795
Emergent BioSolutions	185,080	a	5,896,649
Flamel Technologies, ADR	126,963	a	2,329,771
GW Pharmaceuticals, ADR	34,885	a	3,980,727
Horizon Pharma	30,672	a	994,693
Keysight Technologies	21,060		692,032
KYTHERA Biopharmaceuticals	47,634	a,b	2,399,325
Ligand Pharmaceuticals	24,726	a	2,178,608
Paratek Pharmaceuticals	44,009		1,311,468
Pfenex	104,184		1,977,412
Retrophin	59,236	a,b	1,874,227
Revance Therapeutics	124,571	a	3,189,018
Sangamo BioSciences	93,160	a	1,141,210
TherapeuticsMD	686,140	a	4,857,871
WuXi PharmaTech, ADR	53,539	a	2,303,248
ZS Pharma	32,647	b	1,909,849
			42,596,300
Real Estate--3.2%
Acadia Realty Trust	17,863	c	554,110
American Assets Trust	20,605	c	810,807
American Residential Properties	117,730	a,c	2,183,891
Corporate Office Properties Trust	46,109	c	1,183,618
CyrusOne	28,886	c	932,151
EPR Properties	16,224	c	935,638
Healthcare Trust of America, Cl. A	31,880		790,305
Kite Realty Group Trust	35,320		955,406
Pebblebrook Hotel Trust	13,190	c	565,587
Realogy Holdings	64,147	a	3,011,702
Summit Hotel Properties	61,160	c	817,098
Urstadt Biddle Properties, Cl. A	18,942	c	381,113
			13,121,426
Retailing--4.1%
American Eagle Outfitters	195,136		3,194,376

Express	71,710	a	1,264,964
Finish Line, Cl. A	17,120		448,030
Guess?	30,054		527,147
Haverty Furniture	15,456		324,731
Kirkland's	77,531	a	2,036,739
Office Depot	454,070	a	4,209,229
PEP Boys-Manny Moe & Jack	60,881	a	616,725
Restoration Hardware Holdings	19,778	a	1,799,007
The Children's Place	17,329		1,133,317
Vitamin Shoppe	25,670	a	1,019,099
			16,573,364
Semiconductors & Semiconductor Equipment--5.1%
Applied Micro Circuits	143,016	a	913,872
Brooks Automation	75,987		854,094
Inphi	81,420	a	1,949,195
Integrated Device Technology	71,494	a	1,691,191
Lattice Semiconductor	46,754	a	292,680
MaxLinear, Cl. A	183,051	a	1,834,171
Mellanox Technologies	82,107	a	4,131,624
Microsemi	45,877	a	1,669,464
MKS Instruments	19,094		720,035
Nanometrics	26,212	a	407,334
PDF Solutions	34,028	a	542,066
Teradyne	54,948		1,162,150
Veeco Instruments	145,959	a	4,419,639
			20,587,515
Software & Services--10.0%
Acxiom	50,967	a	844,523
Barracuda Networks	40,941	a	1,610,619
Cardtronics	11,133	a	406,355
comScore	34,306	a	1,941,033
Constant Contact	49,674	a	1,354,113
CoreLogic	99,130	a	3,864,087
CSG Systems International	34,029		1,061,365
Dealertrack Technologies	98,959	a	4,126,590
Demandware	24,975	a	1,555,443
FleetMatics Group	26,398	a	1,103,700
HubSpot	25,573	b	1,299,108
Infoblox	194,228	a	5,047,986
LogMeIn	32,333	a	2,052,176
Mentor Graphics	141,902		3,705,061
Monotype Imaging Holdings	21,600		560,304
Perficient	95,002	a	1,797,438
Proofpoint	27,635	a	1,634,058
Rally Software Development	107,829	a	2,094,039
SS&C Technologies Holdings	20,285		1,195,395
Synchronoss Technologies	33,168	a	1,460,719
Tableau Software, Cl. A	9,094	a	1,029,532
TiVo	75,137	a	791,193
			40,534,837
Technology Hardware & Equipment--6.6%
Arrow Electronics	54,060	a	3,286,307
Ciena	134,786	a	3,251,038
DTS	10,135	a	321,584
Electronics For Imaging	16,370	a	707,675
FARO Technologies	8,212	a	358,290
FEI	10,861		886,258
Infinera	80,982	a	1,671,468
Jabil Circuit	27,313		671,080

JDS Uniphase	268,030	a	3,436,145
Knowles	39,330	a,b	761,035
RADWARE	74,991	a	1,770,538
ScanSource	95,605	a	3,719,035
Tech Data	19,350	a	1,221,372
Universal Display	80,311	a,b	4,313,504
Vishay Intertechnology	31,279		407,253
			26,782,582
Transportation--1.0%
ArcBest	15,630		534,390
Diana Shipping	152,468	a	978,845
Forward Air	36,590		1,897,923
Marten Transport	25,372		575,437
			3,986,595
Utilities--1.3%
California Water Service Group	24,640		588,650
Chesapeake Utilities	17,474		919,657
El Paso Electric	12,850		467,354
NorthWestern	17,614		916,280
Piedmont Natural Gas	30,970	b	1,154,871
Portland General Electric	39,485		1,380,396
			5,427,208
Total Common Stocks
(cost $333,243,246)			398,902,447

Other Investment--2.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,055,847)	8,055,847	[d]	8,055,847
Investment of Cash Collateral for
Securities Loaned--2.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $11,791,286)	11,791,286	[d]	11,791,286
Total Investments (cost $353,090,379)	103.0%		418,749,580
Liabilities, Less Cash and Receivables	(3.0%)		(12,038,212)
Net Assets	100.0%		406,711,368

ADR - American Depository Receipts
ETF - Exchange Traded Funds

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2015, the value of the fund's securities on loan was $20,755,334 and the value of the collateral held by the fund was $21,313,230, consisting of cash collateral of $11,791,286 and U.S. Government &
Agency securities valued at $9,521,944.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $65,659,201 of which $75,358,189 related to appreciated investment securities and $9,698,988 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	11.9
Pharmaceuticals, Biotech & Life Sciences	10.5
Software & Services	10.0
Commercial & Professional Services	7.5
Capital Goods	6.7

Technology Hardware & Equipment	6.6
Health Care Equipment & Services	5.7
Semiconductors & Semiconductor Equipment	5.1
Money Market Investments	4.9
Materials	4.8
Retailing	4.1
Energy	3.2
Real Estate	3.2
Consumer Durables & Apparel	3.1
Media	3.0
Consumer Services	2.1
Exchange-Traded Funds	2.1
Automobiles & Components	1.9
Diversified Financials	1.9
Utilities	1.3
Food & Staples Retailing	1.1
Transportation	1.0
Food, Beverage & Tobacco	.6
Household & Personal Products	.4
Insurance	.3
103.0

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015, in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	372,121,291	-	-	372,121,291
Equity Securities - Foreign Common Stocks+	18,223,045	-	-	18,223,045
Exchange-Traded Funds	8,558,112	-	-	8,558,112
Mutual Funds	19,847,132	-	-	19,847,132

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund
May 31, 2015 (Unaudited)

Common Stocks--98.3%	Shares		Value ($)
Automobiles & Components--.6%
Dana Holding	24,655		536,739
Gentex	44,088		757,432
Motorcar Parts of America	36,032	a	1,036,641
			2,330,812
Banks--8.9%
Bank of Hawaii	25,581		1,605,719
Boston Private Financial Holdings	61,798		774,947
Columbia Banking System	53,471		1,615,359
ConnectOne Bancorp	37,286		725,213
CVB Financial	51,864		850,570
EverBank Financial	197,934		3,649,903
First American Financial	47,223		1,686,333
First Horizon National	109,696		1,619,113
First Republic Bank	52,218		3,161,800
National Bank Holdings, Cl. A	44,758		855,773
Pinnacle Financial Partners	41,720		2,065,557
PrivateBancorp	27,525		1,049,528
SVB Financial Group	58,867	a	7,941,747
Synovus Financial	73,646		2,137,207
Talmer Bancorp, Cl. A	50,850		808,006
Webster Financial	72,884		2,761,575
			33,308,350
Capital Goods--8.1%
A.O. Smith	9,559		682,321
AGCO	26,939		1,367,962
Altra Industrial Motion	37,652		1,035,430
American Woodmark	13,509	a	693,552
B/E Aerospace	10,692		613,079
Beacon Roofing Supply	53,682	a	1,683,468
Carlisle	29,826		2,957,248
CLARCOR	6,616		407,612
Comfort Systems USA	32,381		726,953
EnerSys	39,821		2,653,671
Equifax	17,304		1,736,110
Fluor	24,026		1,350,742
HD Supply Holdings	44,396	a	1,440,650
Nordson	7,002		566,532
Parker Hannifin	2,698		324,920
PGT	87,236	a	1,043,343
Regal Beloit	23,535		1,840,202
Sensata Technologies Holding	12,726	a	701,075
Snap-on	18,859		2,930,689
Timken	15,797		617,663
Universal Display	72,701	a,b	3,904,771
Xylem	27,513		1,006,150
			30,284,143
Commercial & Professional Services--4.5%
Advisory Board	20,841	a	1,058,098
CEB	15,643		1,323,241
Clean Harbors	25,920	a	1,460,333

Herman Miller	91,066		2,522,528
Interface	81,129		1,746,707
Steelcase, Cl. A	187,156		3,219,083
Towers Watson & Co., Cl. A	19,555		2,697,612
TrueBlue	94,462	a	2,690,278
			16,717,880
Consumer Durables & Apparel--2.3%
Inter Parfums	30,546		1,021,153
Jarden	14,035	a	744,697
Oxford Industries	13,400		1,016,658
PVH	17,846		1,867,405
Steven Madden	19,729	a	745,362
Toll Brothers	38,250	a	1,383,502
Watsco	8,379		1,055,084
Wolverine World Wide	26,499		778,541
			8,612,402
Consumer Services--3.1%
Cheesecake Factory	33,216		1,712,949
Grand Canyon Education	38,042	a	1,624,774
Houghton Mifflin Harcourt	893	a	23,557
Hyatt Hotels, Cl. A	26,260	a	1,508,900
Malibu Boats, Cl. A	47,515	a	996,390
Panera Bread, Cl. A	3,728	a	678,496
Red Robin Gourmet Burgers	12,680	a	1,057,385
Restoration Hardware Holdings	18,324	a	1,666,751
Service Corporation International	73,746		2,143,059
			11,412,261
Diversified Financials--6.0%
CBOE Holdings	9,966		583,210
E*TRADE Financial	188,654	a	5,557,747
FNFV Group	85,578	a	1,314,478
Intercontinental Exchange	3,188		754,855
Invesco	4,949		197,119
Leucadia National	182,533		4,495,788
Raymond James Financial	76,557		4,449,493
SLM	272,033	a	2,791,059
T. Rowe Price Group	7,879		635,756
TD Ameritrade Holding	13,617		505,872
Voya Financial	27,933		1,265,644
			22,551,021
Energy--3.0%
Dril-Quip	16,344	a	1,235,280
Energen	21,264		1,471,469
Forum Energy Technologies	7,334	a	152,107
Generac Holdings	45,587	a	1,904,625
Oasis Petroleum	58,904	a	1,000,190
Oceaneering International	18,926		961,441
Oil States International	59,663	a	2,439,023
QEP Resources	38,261		720,455
RPC	63,830		922,982
Tesoro	4,959		438,871
			11,246,443
Exchange-Traded Funds--1.0%
iShares Russell 2000 ETF	7,652	b	948,006
iShares Russell 2000 Growth ETF	12,266	b	1,869,338
iShares Russell 2000 Value ETF	5,479	b	557,488
iShares Russell Mid-Cap Growth ETF	5,179		509,665

			3,884,497
Food & Staples Retailing--.5%
United Natural Foods	28,337	a	1,900,563
Food, Beverage & Tobacco--.4%
WhiteWave Foods	28,435	a	1,365,733
Health Care Equipment & Services--8.3%
Air Methods	35,025	a	1,476,654
Align Technology	27,988	a	1,698,032
AmerisourceBergen	7,436		836,996
Boston Scientific	63,521	a	1,160,529
Brookdale Senior Living	25,607	a	965,128
Centene	15,644	a	1,178,619
Cepheid	16,871	a	930,773
Cooper	4,955		900,670
Endologix	54,285	a	906,017
Globus Medical, Cl. A	78,302	a	2,031,154
Hanger	25,619	a	588,981
HealthSouth	31,689		1,367,697
HeartWare International	53,936	a	3,978,859
HMS Holdings	36,421	a	620,614
IMS Health Holdings	24,022	a	714,895
LDR Holding	22,751	a	921,871
Medidata Solutions	18,402	a	1,067,500
MEDNAX	64,537	a	4,593,744
Omnicare	17,709		1,687,491
Select Medical Holdings	36,892		603,184
Spectranetics	28,808	a	715,303
Universal Health Services, Cl. B	8,569		1,110,371
WellCare Health Plans	13,701	a	1,173,765
			31,228,847
Insurance--1.4%
FNF Group	98,346		3,733,214
HCC Insurance Holdings	26,373		1,508,008
			5,241,222
Materials--3.7%
Chemtura	75,842	a	2,105,374
New Gold	497,416	a	1,581,783
Royal Gold	10,541		682,741
Scotts Miracle-Gro, Cl. A	13,688		838,527
Stillwater Mining	41,794	a	605,595
TimkenSteel	36,932		1,098,727
Valspar	40,660		3,393,484
Vulcan Materials	5,383		484,093
Yamana Gold	834,291		2,995,105
			13,785,429
Media--2.2%
E.W. Scripps, Cl. A	68,260		1,599,332
HomeAway	15,967	a	448,194
Lions Gate Entertainment	50,552		1,672,766
MDC Partners, Cl. A	26,208		555,610
Media General	64,026	a	1,060,271
New York Times, Cl. A	112,207		1,559,677
Sinclair Broadcast Group, Cl. A	45,022		1,352,461
			8,248,311
Pharmaceuticals, Biotech & Life Sciences--6.2%
ACADIA Pharmaceuticals	31,685	a,b	1,305,422
Akorn	17,612	a	808,391

Alkermes	10,982	a	671,000
Celldex Therapeutics	35,236	a	1,017,263
GW Pharmaceuticals, ADR	39,136	a	4,465,809
Horizon Pharma	37,608	a	1,219,627
Jazz Pharmaceuticals	4,957	a	889,038
Keysight Technologies	76,541		2,515,137
KYTHERA Biopharmaceuticals	28,022	a,b	1,411,468
Ligand Pharmaceuticals	14,236	a	1,254,334
Mallinckrodt	6,323	a	818,449
Paratek Pharmaceuticals	24,931		742,944
Pfenex	59,038		1,120,541
Receptos	3,868	a	637,795
Retrophin	33,563	a	1,061,933
Vertex Pharmaceuticals	7,133	a	915,093
WuXi PharmaTech, ADR	31,226	a	1,343,343
ZS Pharma	18,881		1,104,538
			23,302,125
Real Estate--4.0%
Acadia Realty Trust	28,760	c	892,135
Alexandria Real Estate Equities	13,874	c	1,286,536
American Residential Properties	48,356	a,c	897,004
CBRE Group, Cl. A	32,466	a	1,241,500
Corporate Office Properties Trust	55,932	c	1,435,774
Corrections Corporation of America	40,455	c	1,422,398
EPR Properties	20,885	c	1,204,438
Healthcare Trust of America, Cl. A	45,177		1,119,938
Realogy Holdings	119,806	a	5,624,892
			15,124,615
Retailing--5.7%
American Eagle Outfitters	158,640		2,596,937
Casey's General Stores	21,095		1,839,273
Dick's Sporting Goods	29,069		1,561,587
Kirkland's	44,580	a	1,171,117
Liberty Interactive, Cl. A	23,454	a	656,008
LKQ	131,374	a	3,753,355
Netflix	1,187	a	740,759
Office Depot	20,784	a	192,668
Staples	189,289		3,116,643
Ulta Salon Cosmetics & Fragrance	4,761	a	726,624
Urban Outfitters	55,242	a	1,899,220
Vera Bradley	38,815	a	525,555
Vitamin Shoppe	20,982	a	832,985
Williams-Sonoma	20,750		1,631,157
			21,243,888
Semiconductors & Semiconductor Equipment--3.7%
First Solar	19,436	a	966,164
Inphi	46,971	a	1,124,486
Integrated Device Technology	41,348	a	978,087
MaxLinear, Cl. A	104,048	a	1,042,561
Mellanox Technologies	67,922	a	3,417,835
Microchip Technology	14,133		694,354
Microsemi	21,460	a	780,929
Teradyne	77,083		1,630,305
Veeco Instruments	106,710	a	3,231,179
			13,865,900
Software & Services--12.8%
2U	26,399	a	732,836

Acxiom	54,273	a	899,304
Akamai Technologies	26,137	a	1,993,469
Amdocs	35,007		1,920,134
ANSYS	8,076	a	718,764
athenahealth	6,481	a	755,685
Barracuda Networks	23,213	a	913,199
comScore	19,873	a	1,124,414
Constant Contact	18,097	a	493,324
CoreLogic	141,097	a	5,499,961
Dealertrack Technologies	76,972	a	3,209,732
Demandware	14,241	a	886,929
Fidelity National Information
Services	10,650		667,755
FleetMatics Group	14,993	a,b	626,857
Fortinet	64,331	a	2,577,100
HealthStream	31,360	a	889,683
HubSpot	14,452		734,162
Infoblox	203,777	a	5,296,164
LinkedIn, Cl. A	2,997	a	584,205
Mentor Graphics	56,730		1,481,220
Monotype Imaging Holdings	19,409		503,469
NICE Systems, ADR	21,228		1,330,996
Palo Alto Networks	4,432	a	751,180
Perficient	54,778	a	1,036,400
Proofpoint	15,695	a	928,045
PTC	40,535	a	1,672,879
RADWARE	44,145	a	1,042,263
Rally Software Development	61,494	a	1,194,213
ServiceNow	6,786	a	519,875
SS&C Technologies Holdings	11,933		703,212
Synchronoss Technologies	18,799	a	827,908
Synopsys	56,010	a	2,794,339
TiVo	107,980	a	1,137,029
VeriFone Systems	42,913	a	1,637,989
			48,084,694
Technology Hardware & Equipment--8.3%
Amphenol, Cl. A	13,345		761,332
Arrow Electronics	47,034	a	2,859,197
Avnet	45,040		1,982,210
Ciena	125,564	a	3,028,604
Electronics For Imaging	27,270	a	1,178,882
FEI	31,400		2,562,240
FLIR Systems	90,853		2,775,559
IMAX	60,515	a	2,441,175
Infinera	80,127	a	1,653,821
Ingram Micro, Cl. A	113,819	a	3,051,487
IPG Photonics	12,358	a,b	1,172,033
JDS Uniphase	235,288	a	3,016,392
National Instruments	41,349		1,236,749
ScanSource	66,366	a	2,581,637
Tech Data	12,199	a	770,001
			31,071,319
Telecommunication Services--.3%
LogMeIn	18,643	a	1,183,271
Transportation--1.8%
Alaska Air Group	27,881		1,802,228
Forward Air	20,834		1,080,660

Kirby	26,634	a	2,043,094
Ryder System	19,172		1,757,114
			6,683,096
Utilities--1.5%
CMS Energy	42,529		1,451,940
NiSource	38,164		1,800,578
Portland General Electric	25,695		898,297
Range Resources	11,902		659,490
UGI	25,251		944,387
			5,754,692
Total Common Stocks
(cost $315,492,869)			368,431,514

Other Investment--1.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,558,679)	6,558,679	d	6,558,679
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,977,859)	1,977,859	d	1,977,859
Total Investments (cost $324,029,407)	100.6%		376,968,052
Liabilities, Less Cash and Receivables	(.6%)		(2,164,797)
Net Assets	100.0%		374,803,255

ADR -- American Depository Receipts
ETF -- Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2015, the value of the fund's securities on loan was $8,631,893 and the value of the collateral held by the fund was $8,865,515, consisting of cash collateral of $1,977,859 and U.S. Government and
Agency securities valued at $6,887,656.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $52,938,645 of which $61,792,040 related to appreciated investment securities and $8,853,395 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	12.8
Banks	8.9
Health Care Equipment & Services	8.3
Technology Hardware & Equipment	8.3
Capital Goods	8.1
Pharmaceuticals, Biotech & Life Sciences	6.2
Diversified Financials	6.0
Retailing	5.7
Commercial & Professional Services	4.5
Real Estate	4.0
Materials	3.7
Semiconductors & Semiconductor Equipment	3.7
Energy	3.0

Consumer Services	3.1
Consumer Durables & Apparel	2.3
Money Market Investments	2.3
Media	2.2
Transportation	1.8
Utilities	1.5
Insurance	1.4
Exchange-Traded Funds	1.0
Automobiles & Components	.6
Food & Staples Retailing	.5
Food, Beverage & Tobacco	.4
Telecommunication Services	.3
100.6

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	348,164,076	-	-	348,164,076
Equity Securities - Foreign Common Stocks+	16,382,941	-	-	16,382,941
Exchange-Traded Funds	3,884,497	-	-	3,884,497
Mutual Funds	8,536,538	-	-	8,536,538

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
May 31, 2015 (Unaudited)

Common Stocks--62.7%	Shares		Value ($)
Automobiles & Components--1.2%
BorgWarner	1,040		62,556
Delphi Automotive	655		56,972
Ford Motor	30,623		464,551
General Motors	3,805		136,866
Harley-Davidson	37,544		2,008,229
Johnson Controls	49,729		2,586,903
			5,316,077
Banks--2.9%
Bank of America	233,254		3,848,691
BB&T	11,947		471,548
Citigroup	24,625		1,331,720
Fifth Third Bancorp	6,614		133,867
JPMorgan Chase & Co.	40,074		2,636,068
M&T Bank	630		76,154
PNC Financial Services Group	8,931		854,607
SunTrust Banks	1,700		72,556
U.S. Bancorp	12,897		555,990
Wells Fargo & Co.	50,632		2,833,367
			12,814,568
Capital Goods--5.3%
3M	7,864		1,251,005
Allegion	2,996		187,070
Boeing	14,911		2,095,294
Caterpillar	4,560		389,059
Cummins	1,926		261,069
Danaher	4,112		354,948
Deere & Co.	1,971		184,643
Donaldson	17,820		635,461
Dover	29,749		2,243,075
Eaton	39,076		2,797,451
Emerson Electric	11,760		709,246
Fastenal	15,990		663,745
Flowserve	18,060		993,300
General Dynamics	2,421		339,327
General Electric	87,870		2,396,215
Honeywell International	8,281		862,880
Illinois Tool Works	16,850		1,581,035
Ingersoll-Rand	7,570		520,665
Jacobs Engineering Group	6,395	a	276,648
Joy Global	3,550		138,237
Lockheed Martin	1,964		369,625
MSC Industrial Direct, Cl. A	6,797		471,508
Northrop Grumman	1,146		182,420
PACCAR	4,027		255,956
Parker Hannifin	612		73,703
Precision Castparts	4,227		894,560
Raytheon	5,885		607,685
Rockwell Collins	5,228		497,653
Stanley Black & Decker	653		66,893
United Technologies	7,366		863,074
W.W. Grainger	1,500		360,495
Xylem	2,698		98,666

			23,622,611
Commercial & Professional Services--.2%
Robert Half International	3,325		187,430
Tyco International	5,399		217,904
Waste Management	9,074		450,524
			855,858
Consumer Durables & Apparel--.8%
Coach	1,445		51,110
DSW, Cl. A	20,440		708,246
Leggett & Platt	5,590		264,295
Lennar, Cl. A	8,785		409,645
NIKE, Cl. B	18,059		1,836,059
PulteGroup	6,040		115,847
VF	5,240		369,053
			3,754,255
Consumer Services--1.7%
Carnival	2,398		111,099
Chipotle Mexican Grill	620	a	381,622
McDonald's	11,831		1,134,948
Panera Bread, Cl. A	1,698	a	309,036
Starbucks	37,328		1,939,563
Starwood Hotels & Resorts
Worldwide	2,425	b	200,693
Wyndham Worldwide	5,080		431,343
Wynn Resorts	2,285		230,077
Yum! Brands	29,107		2,622,832
			7,361,213
Diversified Financials--3.7%
American Express	7,769		619,345
Ameriprise Financial	3,382		421,363
Berkshire Hathaway, Cl. B	18,662	a	2,668,666
BlackRock	863		315,668
Capital One Financial	37,378		3,123,306
Charles Schwab	12,266		388,219
CME Group	5,075		478,065
Discover Financial Services	5,797		337,791
Goldman Sachs Group	3,469		715,273
H&R Block	2,640		83,767
Intercontinental Exchange	11,199		2,651,699
Invesco	68,635		2,733,732
Legg Mason	6,695		357,245
McGraw-Hill Financial	2,118		219,742
Moody's	720		77,832
Morgan Stanley	9,425		360,035
State Street	8,606		670,666
T. Rowe Price Group	571		46,074
			16,268,488
Energy--5.2%
Anadarko Petroleum	19,571		1,636,331
Apache	5,052		302,312
Baker Hughes	4,240		273,310
Cabot Oil & Gas	9,360		317,866
Chevron	14,749		1,519,147
ConocoPhillips	6,256		398,382
CONSOL Energy	7,485		208,382
Devon Energy	3,855		251,423
Diamond Offshore Drilling	6,175		187,349
Ensco, Cl. A	16,535		388,572
EOG Resources	18,837		1,670,654

EQT	3,190		271,373
Exxon Mobil	36,549		3,113,975
Halliburton	49,953		2,267,866
Hess	3,680		248,474
Kinder Morgan	7,602		315,407
Marathon Oil	57,727		1,569,597
Marathon Petroleum	4,683		484,503
Nabors Industries	7,360		108,560
Newfield Exploration	3,530	a	133,469
Noble	11,340		189,945
Noble Energy	846		37,038
Occidental Petroleum	9,594		750,155
ONEOK	6,920		290,086
Phillips 66	8,533		675,131
Pioneer Natural Resources	1,185		175,179
QEP Resources	680		12,804
Schlumberger	17,302		1,570,503
Spectra Energy	7,787		273,869
Tesoro	2,130		188,505
Transocean	15,765		297,170
Valero Energy	40,448		2,396,140
Williams	12,569		642,276
			23,165,753
Food & Staples Retailing--1.2%
Costco Wholesale	4,333		617,842
CVS Health	14,470		1,481,439
Kroger	7,546		549,349
Sysco	6,600		245,256
Wal-Mart Stores	19,049		1,414,769
Walgreens Boots Alliance	10,617		911,363
			5,220,018
Food, Beverage & Tobacco--3.0%
Altria Group	15,089		772,557
Archer-Daniels-Midland	7,790		411,701
Coca-Cola	35,175		1,440,768
Constellation Brands, Cl. A	4,735		558,209
General Mills	6,450		362,167
Hershey	1,951		181,170
Kraft Foods Group	6,351		536,342
Lorillard	7,270		526,930
McCormick & Co.	3,022		237,227
Mead Johnson Nutrition	2,347		228,363
Molson Coors Brewing, Cl. B	4,680		343,418
Mondelez International, Cl. A	25,930		1,078,429
Monster Beverage	755	a	96,096
PepsiCo	38,381		3,701,080
Philip Morris International	32,204		2,675,186
Reynolds American	3,410		261,717
Tyson Foods, Cl. A	1,390		59,006
			13,470,366
Health Care Equipment & Services--3.6%
Abbott Laboratories	12,063		586,262
Aetna	3,693		435,663
AmerisourceBergen	2,496		280,950
Anthem	2,774		465,616
Baxter International	5,655		376,680
Becton Dickinson & Co.	3,380		474,924
Boston Scientific	21,064	a	384,839
C.R. Bard	8,074		1,375,164

Cardinal Health	1,135		100,073
Cerner	700	a	47,103
Cigna	2,998		422,208
Express Scripts Holding	7,208	a	628,105
Humana	16,731		3,591,309
Intuitive Surgical	1,530	a	746,258
Laboratory Corporation of America
Holdings	2,331	a	274,941
McKesson	2,759		654,518
Medtronic	9,035		689,551
ResMed	19,297		1,135,050
St. Jude Medical	2,716		200,305
Stryker	10,081		969,087
Tenet Healthcare	2,170	a	115,422
UnitedHealth Group	12,352		1,484,834
Varian Medical Systems	7,649	a	662,403
			16,101,265
Household & Personal Products--1.2%
Clorox	2,630		283,146
Colgate-Palmolive	21,003		1,402,790
Estee Lauder, Cl. A	1,095		95,736
Kimberly-Clark	4,350		473,541
Procter & Gamble	40,041		3,138,814
			5,394,027
Insurance--1.5%
ACE	739		78,689
Aflac	32,890		2,046,416
Allstate	5,750		387,090
American International Group	16,360		958,860
Aon	6,321		639,812
Chubb	711		69,322
Cincinnati Financial	1,885		95,343
Genworth Financial, Cl. A	10,450	a	82,973
Hartford Financial Services Group	11,110		456,732
Lincoln National	3,356		191,326
Marsh & McLennan	7,356		428,340
MetLife	14,502		757,875
Prudential Financial	1,376		116,423
Travelers	5,371		543,116
			6,852,317
Materials--2.2%
Air Products & Chemicals	3,778		554,459
Allegheny Technologies	1,480		48,100
Dow Chemical	41,751		2,173,975
E.I. du Pont de Nemours & Co.	9,581		680,347
Ecolab	6,245		715,989
FMC	12,560		718,055
International Paper	1,354		70,178
LyondellBasell Industries, Cl. A	3,425		346,267
Monsanto	11,336		1,326,085
Newmont Mining	7,400		201,576
Nucor	3,300		156,090
Owens-Illinois	7,245	a	173,155
PPG Industries	2,836		649,132
Praxair	6,462		793,921
Sherwin-Williams	1,290		371,752
Sigma-Aldrich	2,551		355,354
Vulcan Materials	4,154		373,569
			9,708,004

Media--2.5%
CBS, Cl. B	3,064		189,110
Comcast, Cl. A	65,056		3,803,174
DIRECTV	7,322	a	666,595
Discovery Communications, Cl. A	1,955	a	66,353
Discovery Communications, Cl. C	1,955	a	61,475
News Corp., Cl. A	5,496	a	83,264
Omnicom Group	820		61,115
Time Warner	34,422		2,907,971
Time Warner Cable	3,688		667,122
Twenty-First Century Fox, Cl. A	14,456		485,722
Viacom, Cl. B	2,793		186,796
Walt Disney	18,358		2,026,172
			11,204,869
Pharmaceuticals, Biotech & Life Sciences--6.6%
AbbVie	57,318		3,816,806
Actavis	2,818	a	864,591
Agilent Technologies	5,875		241,991
Alexion Pharmaceuticals	1,150	a	188,416
Amgen	8,210		1,282,895
Biogen	4,745	a	1,883,718
Bristol-Myers Squibb	17,472		1,128,691
Celgene	34,236	a	3,917,968
Eli Lilly & Co.	9,816		774,482
Gilead Sciences	24,663		2,768,915
Johnson & Johnson	37,636		3,768,869
Mallinckrodt	22,860	a	2,958,998
Merck & Co.	33,351		2,030,742
Mettler-Toledo International	1,295	a	420,461
Pfizer	69,348		2,409,843
Regeneron Pharmaceuticals	252	a	129,165
Thermo Fisher Scientific	5,530		716,854
			29,303,405
Real Estate--.9%
American Tower	2,360	b	218,984
AvalonBay Communities	3,329	b	554,278
CBRE Group, Cl. A	7,400	a	282,976
Crown Castle International	2,870		234,048
Equity Residential	7,217	b	536,367
General Growth Properties	10,720	b	303,698
HCP	7,720	b	298,918
Host Hotels & Resorts	11,268	b	224,459
Kimco Realty	16,900	b	404,924
Macerich	1,470	b	120,702
Prologis	1,560	b	61,760
Simon Property Group	2,307	b	418,490
Ventas	2,870	b	190,912
Weyerhaeuser	5,510	b	179,406
			4,029,922
Retailing--2.3%
Amazon.com	3,944	a	1,692,883
Bed Bath & Beyond	568	a	40,510
Dollar Tree	5,430	a	407,196
eBay	4,742	a	290,969
Family Dollar Stores	2,595		201,164
Genuine Parts	3,594		325,149
Home Depot	15,764		1,756,425
L Brands	2,529		218,809
Lowe's	12,612		882,588

Macy's	7,099		475,278
Netflix	462	a	288,316
O'Reilly Automotive	1,734	a	380,665
Priceline Group	538	a	630,558
Ross Stores	2,294		221,761
Target	1,870		148,328
The TJX Companies	28,247		1,818,542
Tractor Supply	5,316		463,236
			10,242,377
Semiconductors & Semiconductor Equipment--1.6%
Analog Devices	1,503		102,144
Applied Materials	11,620		233,911
Avago Technologies	21,340		3,159,814
Intel	51,877		1,787,681
KLA-Tencor	180		10,739
Lam Research	4,510		370,947
Micron Technology	3,860	a	107,810
NVIDIA	20,885		462,185
Texas Instruments	13,759		769,403
Xilinx	3,374		159,995
			7,164,629
Software & Services--7.7%
Accenture, Cl. A	5,925		569,037
Adobe Systems	16,972	a	1,342,315
Autodesk	7,900	a	427,785
Automatic Data Processing	15,032		1,285,386
Cognizant Technology Solutions,
Cl. A	17,452	a	1,129,493
Facebook, Cl. A	47,825	a	3,787,262
Fiserv	4,612	a	369,652
Google, Cl. A	4,014	a	2,188,914
Google, Cl. C	4,025	a	2,141,743
International Business Machines	6,592		1,118,333
Intuit	2,117		220,486
Jack Henry & Associates	12,430		808,944
MasterCard, Cl. A	20,913		1,929,433
Microsoft	95,318		4,466,601
Oracle	45,700		1,987,493
Paychex	24,894		1,230,013
salesforce.com	44,943	a	3,269,603
ServiceNow	39,800	a	3,049,078
Visa, Cl. A	22,120		1,519,202
Western Union	11,942		262,127
Xerox	30,800		351,736
Yahoo!	16,582	a	711,948
			34,166,584
Technology Hardware & Equipment--4.2%
Amphenol, Cl. A	22,644		1,291,840
Apple	56,542		7,366,292
Cisco Systems	78,002		2,286,239
Corning	20,990		439,111
EMC	7,797		205,373
Hewlett-Packard	21,518		718,701
Motorola Solutions	768		45,312
Palo Alto Networks	16,330	a	2,767,772
QUALCOMM	23,261		1,620,826
SanDisk	3,190		218,132
Seagate Technology	5,890		327,720
Teradata	2,057	a	80,100

Toro	10,930		747,503
Western Digital	3,310		322,262
			18,437,183
Telecommunication Services--.9%
AT&T	39,285		1,356,904
Frontier Communications	36,960		190,344
TE Connectivity	6,785		468,165
Verizon Communications	43,650		2,158,056
Windstream Holdings	0		3
			4,173,472
Transportation--1.1%
C.H. Robinson Worldwide	8,575		529,335
CSX	13,358		455,241
Delta Air Lines	3,995		171,465
Expeditors International of
Washington	15,790		723,814
FedEx	2,998		519,314
Norfolk Southern	4,842		445,464
Ryder System	1,665		152,597
Southwest Airlines	11,105		411,440
Union Pacific	7,746		781,649
United Parcel Service, Cl. B	5,163		512,273
			4,702,592
Utilities--1.2%
AES	12,715		172,924
American Electric Power	2,915		164,085
CenterPoint Energy	3,635		74,045
CMS Energy	10,336		352,871
Dominion Resources	4,433		312,615
DTE Energy	660		52,292
Duke Energy	5,031		380,998
Eversource Energy	9,415		463,689
Exelon	10,980		371,453
Integrys Energy Group	5,435		390,831
NextEra Energy	5,805		594,084
NiSource	10,190		480,764
NRG Energy	6,455		162,666
Pinnacle West Capital	1,425		86,811
SCANA	1,330		70,703
Sempra Energy	5,285		567,979
Southern	2,013		87,948
Xcel Energy	14,385		489,809
			5,276,567
Total Common Stocks
(cost $183,760,673)			278,606,420

Other Investment--37.4%
Registered Investment Company;
BNY Mellon Income Stock Fund, Cl. M	5,526,427	c	51,229,977
Dreyfus Institutional Preferred
Plus Money Market Fund	2,587,334	d	2,587,334
Dreyfus Research Growth Fund, Cl. Y	4,135,112	c	61,034,260
Dreyfus Strategic Value Fund, Cl. Y	1,247,714	c	51,368,397
Total Other Investment
(cost $145,243,566)			166,219,968
Total Investments (cost $329,004,239)	100.1%		444,826,388
Liabilities, Less Cash and Receivables	(.1%)		(256,069)
Net Assets	100.0%		444,570,319

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated mutual fund.
d	Investment in affiliated money market mutual fund.

At May 31, 2015, net unrealized appreciation on investments was $115,822,149 of which $116,674,623 related to appreciated investment securities and $852,474 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	37.4
Software & Services	7.7
Pharmaceuticals, Biotech & Life Sciences	6.6
Capital Goods	5.3
Energy	5.2
Technology Hardware & Equipment	4.2
Diversified Financials	3.7
Health Care Equipment & Services	3.6
Food, Beverage & Tobacco	3.0
Banks	2.9
Media	2.5
Retailing	2.3
Materials	2.2
Consumer Services	1.7
Semiconductors & Semiconductor Equipment	1.6
Insurance	1.5
Automobiles & Components	1.2
Food & Staples Retailing	1.2
Household & Personal Products	1.2
Utilities	1.2
Transportation	1.1
Real Estate	.9
Telecommunication Services	.9
Consumer Durables & Apparel	.8
Commercial & Professional Services	.2
100.1

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	274,868,089	-	-	274,868,089
Equity Securities - Foreign Common Stocks+	3,738,331	-	-	3,738,331
Mutual Funds	166,219,968	-	-	166,219,968

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By:       /s/ Patrick Crowe

            Patrick Crowe

            President

Date:    July 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Patrick Crowe

            Patrick Crowe

            President

Date:    July 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)